Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.1%)
	Other (0.1%)
765,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $713,985)	$718,801

Corporate Bonds (39.6%)
	Airlines (0.5%)
834,487	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	819,925
336,297	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	340,756
947,920	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	877,527
418,250	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	415,741
877,362	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	816,464
707,184	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	730,203
		4,000,616
	Communication Services (3.5%)
800,000	Altice France Holding, SA*
	10.500%, 05/15/27	304,112
1,100,000	Altice France, SA*
	5.500%, 10/15/29	775,082
1,160,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,104,424
1,025,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	852,882
	Audacy Capital Corp.*@
1,193,000	6.750%, 03/31/29	49,414
448,000	6.500%, 05/01/27	19,905
856,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	807,105
	Clear Channel Outdoor Holdings, Inc.*
475,000	7.875%, 04/01/30	483,954
425,000	9.000%, 09/15/28^	452,089
1,345,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,216,122
	CSC Holdings, LLC*
1,350,000	4.625%, 12/01/30	539,595
1,125,000	4.500%, 11/15/31	775,699
1,100,000	5.750%, 01/15/30	444,752
487,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	469,414
1,000,000	Frontier California, Inc.
	6.750%, 05/15/27	978,250
239,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	250,608
1,519,000	Frontier Florida, LLC
	6.860%, 02/01/28	1,546,570
1,445,000	Frontier North, Inc.
	6.730%, 02/15/28	1,436,503
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
835,000	3.500%, 03/01/29	760,034
250,000	5.250%, 12/01/27	246,413
475,000	Gray Television, Inc.*
	5.375%, 11/15/31	307,263
240,000	Hughes Satellite Systems Corp.
	6.625%, 08/01/26	112,874
	iHeartCommunications, Inc.
595,000	8.375%, 05/01/27	243,236
355,000	5.250%, 08/15/27*^	232,742
815,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	761,283
722,947	Ligado Networks, LLC*
	15.500%, 11/01/23
	15.500% PIK rate	116,872
	Lumen Technologies, Inc.
720,000	7.600%, 09/15/39	309,499
485,000	4.000%, 02/15/27*	311,234
240,000	7.650%, 03/15/42	99,622
478,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	413,518
930,000	Paramount Global
	4.900%, 08/15/44	680,286
336,000	Qwest Corp.
	7.250%, 09/15/25	333,776
	Scripps Escrow II, Inc.*
477,000	3.875%, 01/15/29	311,076
239,000	5.375%, 01/15/31	116,405
810,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	563,825
	Sirius XM Radio, Inc.*
1,250,000	5.500%, 07/01/29	1,196,712
1,189,000	3.875%, 09/01/31	993,933
475,000	3.125%, 09/01/26	452,285
874,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	524,592
1,080,000	Stagwell Global, LLC*
	5.625%, 08/15/29	1,018,958
473,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	216,426
	Time Warner Cable, LLC
715,000	6.550%, 05/01/37	699,828
385,000	7.300%, 07/01/38	401,051
853,000	United States Cellular Corp.
	6.700%, 12/15/33	914,365
724,000	Univision Communications, Inc.*
	8.000%, 08/15/28	728,366
480,000	Viasat, Inc.*
	5.625%, 04/15/27	451,315
		26,024,269
	Consumer Discretionary (8.8%)
1,430,000	Adams Homes, Inc.*
	9.250%, 10/15/28	1,485,227

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
715,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	$752,416
840,000	American Axle & Manufacturing, Inc.
	5.000%, 10/01/29	770,154
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
837,000	4.625%, 08/01/29	773,505
248,000	6.625%, 01/15/28	249,567
1,208,000	At Home Group, Inc.*
	4.875%, 07/15/28	459,910
	Bath & Body Works, Inc.
1,264,000	6.694%, 01/15/27	1,288,180
720,000	6.875%, 11/01/35	730,930
400,000	Benteler International AG*
	10.500%, 05/15/28	427,416
	Caesars Entertainment, Inc.*
604,000	4.625%, 10/15/29^	561,714
472,000	8.125%, 07/01/27	482,233
	Carnival Corp.*
481,000	7.625%, 03/01/26	486,152
481,000	4.000%, 08/01/28	455,565
60,000	7.000%, 08/15/29	62,684
	Carvana Company*
207,436	14.000%, 06/01/31	242,024
174,771	13.000%, 06/01/30	192,856
116,013	12.000%, 12/01/28	125,439
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,090,000	4.750%, 03/01/30	1,871,804
1,685,000	4.500%, 08/15/30	1,476,043
1,165,000	5.125%, 05/01/27	1,132,124
1,100,000	6.375%, 09/01/29	1,071,532
951,000	4.250%, 02/01/31	810,138
565,000	5.000%, 02/01/28	538,400
478,000	4.750%, 02/01/32	410,000
478,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	468,846
750,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	730,995
478,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	485,385
	Dana, Inc.
790,000	4.250%, 09/01/30	698,573
723,000	4.500%, 02/15/32	632,748
	DISH DBS Corp.
1,010,000	5.125%, 06/01/29	426,927
720,000	5.250%, 12/01/26*	599,810
595,000	7.375%, 07/01/28	276,151
480,000	5.750%, 12/01/28*	353,453
408,000	7.750%, 07/01/26	263,074
946,000	DISH Network Corp.*
	11.750%, 11/15/27	947,343
1,365,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,318,849
1,058,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	1,048,446
1,000,000	Ford Motor Company
	6.100%, 08/19/32	1,012,980
	Ford Motor Credit Company, LLC
1,525,000	4.000%, 11/13/30	1,386,820
1,245,000	7.200%, 06/10/30	1,330,594
1,150,000	5.113%, 05/03/29	1,126,322
865,000	7.350%, 11/04/27	911,511
800,000	2.900%, 02/16/28	734,640
359,000	Gap, Inc.*
	3.875%, 10/01/31	302,321
490,000	General Motors Company
	5.200%, 04/01/45	441,372
	goeasy, Ltd.*
1,700,000	9.250%, 12/01/28	1,823,913
859,000	7.625%, 07/01/29	880,612
	Goodyear Tire & Rubber Company^
960,000	5.625%, 04/30/33	884,774
515,000	5.250%, 07/15/31	482,169
	Group 1 Automotive, Inc.*
600,000	6.375%, 01/15/30	606,228
407,000	4.000%, 08/15/28	379,670
551,000	Guitar Center, Inc.*^
	8.500%, 01/15/26	492,699
1,228,350	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	11.000%, 04/15/29	1,172,632
770,000	International Game Technology, PLC*
	6.250%, 01/15/27	777,477
238,525	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	243,916
1,077,000	Kohl's Corp.
	5.550%, 07/17/45	715,763
955,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	1,001,757
965,000	Liberty Interactive, LLC
	8.250%, 02/01/30	498,712
937,000	Life Time, Inc.*
	8.000%, 04/15/26	951,655
480,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	500,957
360,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	375,059
616,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	616,579
635,000	M/I Homes, Inc.
	3.950%, 02/15/30	579,399
	Macy's Retail Holdings, LLC
1,121,000	6.700%, 07/15/34*	988,744
730,000	4.300%, 02/15/43	525,228
475,000	MGM Resorts International
	6.500%, 04/15/32	477,019
1,219,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,152,101
575,000	Newell Brands, Inc.
	5.700%, 04/01/26	574,235
	Nordstrom, Inc.
500,000	5.000%, 01/15/44	399,460
480,000	6.950%, 03/15/28	491,928
465,000	4.250%, 08/01/31	414,794
1,449,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	1,354,699
1,105,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	978,577
480,000	Phinia, Inc.*
	6.750%, 04/15/29	490,325

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,340,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^
	5.625%, 09/01/29	$1,003,553
470,000	QVC, Inc.
	5.450%, 08/15/34	299,658
480,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	518,870
1,880,000	Rite Aid Corp.*@
	8.000%, 11/15/26	833,178
	Royal Caribbean Cruises, Ltd.*
478,000	7.250%, 01/15/30	501,489
119,000	6.250%, 03/15/32	121,312
1,350,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	1,221,791
1,445,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	1,488,711
610,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	558,492
698,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	673,633
1,005,000	Station Casinos, LLC*
	4.500%, 02/15/28	955,946
950,000	STL Holding Company, LLC*
	8.750%, 02/15/29	990,318
589,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	590,001
240,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	261,938
1,100,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	1,097,701
	ZF North America Capital, Inc.*
950,000	7.125%, 04/14/30	987,402
300,000	6.875%, 04/23/32	310,194
300,000	6.750%, 04/23/30	306,441
		65,904,882
	Consumer Staples (1.8%)
1,413,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	1,436,781
235,000	B&G Foods, Inc.*
	8.000%, 09/15/28	239,916
	Brink's Company*
470,000	6.500%, 06/15/29	479,480
237,000	6.750%, 06/15/32	241,804
1,099,000	Central Garden & Pet Company*
	4.125%, 04/30/31	979,088
1,092,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	1,016,892
	Energizer Holdings, Inc.*
1,331,000	4.375%, 03/31/29	1,229,751
240,000	6.500%, 12/31/27^	241,598
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
955,000	5.500%, 01/15/30^	956,509
595,000	5.125%, 02/01/28µ	595,494
269,000	5.750%, 04/01/33	271,373
621,000	New Albertsons, LP
	7.750%, 06/15/26	638,009
957,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	887,139
700,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	651,098
475,000	Post Holdings, Inc.*
	6.250%, 02/15/32	482,073
909,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	802,783
475,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	478,325
815,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	746,165
1,020,000	Vector Group, Ltd.*
	5.750%, 02/01/29	980,598
		13,354,876
	Energy (5.9%)
958,000	Apache Corp.
	5.100%, 09/01/40	841,498
	Buckeye Partners, LP
712,000	6.875%, 07/01/29*	723,677
500,000	5.850%, 11/15/43	446,385
477,000	Cheniere Energy, Inc.µ
	4.625%, 10/15/28	468,056
720,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	728,755
1,341,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	1,444,445
	Continental Resources, Inc.
480,000	4.900%, 06/01/44	405,710
477,000	2.875%, 04/01/32*^	396,406
742,000	DT Midstream, Inc.*
	4.125%, 06/15/29	694,430
	Earthstone Energy Holdings, LLC*
941,000	8.000%, 04/15/27	971,178
360,000	9.875%, 07/15/31	401,256
	Enbridge, Inc.‡
485,000	7.375%, 03/15/55
	5 year CMT + 3.12%	491,926
485,000	7.200%, 06/27/54
	5 year CMT + 2.97%	495,675
313,000	7.375%, 01/15/83
	5 year CMT + 3.71%	315,789
950,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	998,925
	Energy Transfer, LP‡
1,400,000	8.527%, 11/01/66
	3 mo. USD SOFR + 3.28%	1,360,296
700,000	6.500%, 11/15/26
	5 year CMT + 5.69%	696,773
	EnLink Midstream Partners, LP
1,235,000	9.711%, 09/03/24‡
	3 mo. USD LIBOR + 4.11%	1,226,330
1,015,000	4.850%, 07/15/26	1,003,977
600,000	Enlink Midstream, LLC*
	6.500%, 09/01/30	626,256
	EQM Midstream Partners, LP*
1,580,000	7.500%, 06/01/27	1,625,694
470,000	6.375%, 04/01/29	480,194
	Genesis Energy, LP / Genesis Energy Finance Corp.
719,000	8.875%, 04/15/30	762,075
415,000	7.875%, 05/15/32	423,960
	Gulfport Energy Corp.
955,000	8.000%, 05/17/26*	969,077

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
288,135	8.000%, 05/17/26	$292,382
1,340,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	1,312,624
475,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	489,663
950,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	978,766
940,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	938,872
960,000	Matador Resources Company*
	6.500%, 04/15/32	965,607
	Moss Creek Resources Holdings, Inc.*
500,000	10.500%, 05/15/27	513,000
455,000	7.500%, 01/15/26	455,887
	Nabors Industries, Inc.*
720,000	7.375%, 05/15/27	733,910
360,000	9.125%, 01/31/30^	385,520
720,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	708,422
618,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	607,791
1,006,000	Oceaneering International, Inc.
	6.000%, 02/01/28	997,992
1,025,000	Parkland Corp.*
	5.875%, 07/15/27	1,024,026
506,000	Patterson-UTI Energy, Inc.^
	5.150%, 11/15/29	501,208
	Permian Resources Operating, LLC*
238,000	7.000%, 01/15/32	246,430
237,000	6.250%, 02/01/33	237,045
960,000	Plains All American Pipeline, LP‡
	9.694%, 09/03/24
	3 mo. USD LIBOR + 4.11%	961,152
1,340,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	1,272,263
479,000	Southwestern Energy Company
	4.750%, 02/01/32	448,114
950,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	971,546
	Transocean, Inc.*
950,000	8.250%, 05/15/29	970,682
855,000	8.750%, 02/15/30	900,717
	Venture Global Calcasieu Pass, LLC*
600,000	6.250%, 01/15/30	617,568
240,000	4.125%, 08/15/31	218,486
240,000	3.875%, 08/15/29	222,422
	Venture Global LNG, Inc.*
1,195,000	8.375%, 06/01/31	1,255,897
715,000	8.125%, 06/01/28	744,408
499,000	7.000%, 01/15/30	504,958
480,000	9.875%, 02/01/32	533,002
480,000	9.500%, 02/01/29	534,053
	Vital Energy, Inc.
570,000	7.750%, 07/31/29*	577,279
499,000	7.875%, 04/15/32*	508,172
368,000	9.750%, 10/15/30	403,089
1,000,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	976,630
1,195,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	1,244,808
		44,253,134
	Financials (6.9%)
1,550,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	1,578,737
1,440,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	1,460,578
1,675,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	1,664,297
	Ally Financial, Inc.
1,087,000	4.700%, 05/15/26‡
	5 year CMT + 3.87%	993,551
445,000	4.700%, 05/15/28‡
	7 year CMT + 3.48%	370,770
402,000	8.000%, 11/01/31	453,114
1,923,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	1,814,543
726,000	Aviation Capital Group, LLC*µ
	3.500%, 11/01/27	689,555
950,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	980,476
475,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	506,245
1,436,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,385,955
1,145,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	1,085,013
1,000,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	990,480
	Credit Acceptance Corp.
925,000	6.625%, 03/15/26^	925,823
635,000	9.250%, 12/15/28*	679,361
960,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	1,035,158
1,075,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	1,112,657
1,432,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	1,295,960
1,000,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	1,053,300
535,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	560,108
	HUB International, Ltd.*
1,430,000	5.625%, 12/01/29	1,374,230
475,000	7.375%, 01/31/32	489,241
718,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	625,306
1,990,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	1,950,678

See accompanying Notes to Schedule of Investments

4

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,435,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	$2,266,254
594,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*
	7.000%, 07/15/31	608,244
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
1,874,000	5.250%, 10/01/25	1,866,616
1,033,000	4.750%, 06/15/29	982,001
875,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	696,666
	Level 3 Financing, Inc.*
985,000	4.250%, 07/01/28	537,436
480,000	4.625%, 09/15/27	317,030
720,000	LPL Holdings, Inc.*µ
	4.000%, 03/15/29	677,383
955,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	1,011,058
1,498,000	MetLife, Inc.
	6.400%, 12/15/66	1,532,739
1,300,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	1,263,639
630,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	574,195
475,000	Newmark Group, Inc.
	7.500%, 01/12/29	499,083
	OneMain Finance Corp.
670,000	9.000%, 01/15/29	711,004
660,000	3.875%, 09/15/28	604,916
475,000	7.500%, 05/15/31	488,761
475,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	483,697
1,493,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	1,471,068
	RHP Hotel Properties, LP / RHP Finance Corp.*
1,100,000	4.500%, 02/15/29	1,043,174
950,000	6.500%, 04/01/32	961,371
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
450,000	3.875%, 03/01/31	400,901
445,000	3.625%, 03/01/29	409,133
220,000	2.875%, 10/15/26	208,017
725,000	Service Properties Trust
	8.375%, 06/15/29	722,078
1,190,000	StoneX Group, Inc.*
	7.875%, 03/01/31	1,239,730
	United Wholesale Mortgage, LLC*
1,123,000	5.500%, 04/15/29	1,084,897
480,000	5.750%, 06/15/27	474,283
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
598,000	10.500%, 02/15/28	605,353
465,000	6.500%, 02/15/29	353,321
475,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	489,421
1,100,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	963,985
1,017,000	XHR, LP*
	6.375%, 08/15/25	1,017,722
		51,640,312
	Health Care (2.4%)
	CHS/Community Health Systems, Inc.*
1,917,000	6.125%, 04/01/30	1,465,681
713,000	10.875%, 01/15/32	766,439
538,000	6.875%, 04/15/29	441,881
120,000	5.250%, 05/15/30	104,885
	DaVita, Inc.*
1,139,000	3.750%, 02/15/31	986,704
1,061,000	4.625%, 06/01/30	972,937
	Embecta Corp.*
717,000	5.000%, 02/15/30^	616,254
240,000	6.750%, 02/15/30	214,387
	Encompass Health Corp.
470,000	4.750%, 02/01/30	449,527
470,000	4.500%, 02/01/28	454,715
1,109,000	HCA, Inc.^
	7.500%, 11/06/33	1,254,889
300,000	Jazz Securities DAC*
	4.375%, 01/15/29	282,342
	Medline Borrower, LP*
1,215,000	3.875%, 04/01/29	1,134,786
1,208,000	5.250%, 10/01/29	1,168,547
120,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	122,634
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
1,760,000	5.125%, 04/30/31^	1,619,429
450,000	4.125%, 04/30/28	423,288
	Tenet Healthcare Corp.
2,250,000	6.250%, 02/01/27	2,255,715
1,315,000	6.875%, 11/15/31	1,408,273
	Teva Pharmaceutical Finance Netherlands III, BV
1,215,000	5.125%, 05/09/29^	1,179,813
800,000	4.750%, 05/09/27	775,976
440,000	3.150%, 10/01/26	416,742
		18,515,844
	Industrials (5.4%)
950,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	971,584
1,100,000	ACCO Brands Corp.*
	4.250%, 03/15/29	1,005,917
740,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	738,542
965,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	889,093
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,600,000	4.625%, 01/15/27	1,561,056
720,000	5.875%, 02/15/28	714,960
538,000	Arcosa, Inc.*
	4.375%, 04/15/29	507,818

See accompanying Notes to Schedule of Investments

5

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,450,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	$632,124
753,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	693,114
	Bombardier, Inc.*
480,000	8.750%, 11/15/30	520,795
355,000	7.000%, 06/01/32	363,236
300,000	7.250%, 07/01/31	309,300
271,000	7.875%, 04/15/27	271,653
956,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	902,101
1,000,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	972,030
239,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	236,328
1,265,000	Deluxe Corp.*
	8.000%, 06/01/29	1,198,689
957,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	974,523
908,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	925,488
	EnerSys*
500,000	6.625%, 01/15/32	510,225
475,000	4.375%, 12/15/27	455,644
355,000	EquipmentShare.com, Inc.*
	8.625%, 05/15/32	369,044
580,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	565,680
	Graphic Packaging International, LLC*
625,000	4.750%, 07/15/27	613,481
446,000	3.500%, 03/01/29	405,860
1,054,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	948,716
2,244,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	2,053,058
	Herc Holdings, Inc.*
1,250,000	5.500%, 07/15/27	1,240,512
475,000	6.625%, 06/15/29	485,379
	JELD-WEN, Inc.*
564,000	4.625%, 12/15/25	556,330
500,000	4.875%, 12/15/27	477,055
1,575,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,496,297
955,000	Knife River Holding Company*
	7.750%, 05/01/31	1,005,634
234,000	MasTec, Inc.*µ
	4.500%, 08/15/28	226,437
475,000	Masterbrand, Inc.*
	7.000%, 07/15/32	488,409
588,000	Moog, Inc.*
	4.250%, 12/15/27	563,610
1,198,000	Newfold Digital Holdings Group, Inc.*^
	6.000%, 02/15/29	827,075
940,000	Novelis Corp.*
	4.750%, 01/30/30	886,946
360,000	OI European Group, BV*
	4.750%, 02/15/30	331,790
624,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	590,316
	Sealed Air Corp.*
743,000	6.125%, 02/01/28	749,858
239,000	5.000%, 04/15/29	231,472
235,000	6.500%, 07/15/32	238,121
240,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	250,164
450,000	Sensata Technologies, BV*
	4.000%, 04/15/29	417,443
479,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	423,877
955,000	Standard Industries, Inc.*
	5.000%, 02/15/27	935,432
773,000	Stericycle, Inc.*^
	3.875%, 01/15/29	735,919
	TransDigm, Inc.*
1,035,000	6.875%, 12/15/30	1,065,688
710,000	6.750%, 08/15/28	724,775
360,000	7.125%, 12/01/31	374,548
235,000	6.625%, 03/01/32	240,621
480,000	Tronox, Inc.*
	4.625%, 03/15/29	437,774
318,079	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	298,046
961,000	Vertiv Group Corp.*
	4.125%, 11/15/28	911,893
1,004,000	Wabash National Corp.*
	4.500%, 10/15/28	917,867
855,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	849,417
	Williams Scotsman, Inc.*
565,000	4.625%, 08/15/28	538,389
480,000	7.375%, 10/01/31	499,435
355,000	6.625%, 06/15/29	361,766
		40,688,354
	Information Technology (1.8%)
238,000	Booz Allen Hamilton, Inc.*µ
	4.000%, 07/01/29	225,267
557,000	Coherent Corp.*^
	5.000%, 12/15/29	531,300
430,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	437,194
478,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	455,410
480,000	Fair Isaac Corp.*
	4.000%, 06/15/28	452,261
1,050,000	KBR, Inc.*
	4.750%, 09/30/28	999,925
	MPH Acquisition Holdings, LLC*
1,050,000	5.750%, 11/01/28^	628,614
480,000	5.500%, 09/01/28	375,662
477,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	507,495
478,000	NCR Voyix Corp.*
	5.125%, 04/15/29	457,135
723,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	676,439
	Open Text Corp.*
705,000	3.875%, 02/15/28	659,274

See accompanying Notes to Schedule of Investments

6

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
475,000	6.900%, 12/01/27	$493,126
359,000	3.875%, 12/01/29	326,202
359,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	320,231
840,000	Playtika Holding Corp.*
	4.250%, 03/15/29	749,003
1,350,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	1,257,336
	Twilio, Inc.
680,000	3.625%, 03/15/29	617,800
236,000	3.875%, 03/15/31	212,011
356,000	UKG, Inc.*
	6.875%, 02/01/31	365,964
1,200,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,043,064
475,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	488,395
1,100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	1,005,763
		13,284,871
	Materials (1.6%)
500,000	ArcelorMittal, SA
	7.000%, 10/15/39	551,845
534,000	ATI, Inc.
	5.875%, 12/01/27	530,801
242,000	Carpenter Technology Corp.
	7.625%, 03/15/30	252,709
955,000	Chemours Company*^
	4.625%, 11/15/29	837,430
1,530,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,447,732
716,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	722,623
	Commercial Metals Company
478,000	4.125%, 01/15/30	443,163
239,000	4.375%, 03/15/32	218,781
	Constellium, SE*
740,000	3.750%, 04/15/29^	676,101
375,000	6.375%, 08/15/32	374,891
477,000	HB Fuller Company
	4.250%, 10/15/28	445,866
725,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	726,624
850,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	798,328
	Mercer International, Inc.
1,020,000	5.125%, 02/01/29^	865,348
483,000	12.875%, 10/01/28*	518,259
935,000	OCI, NV*^
	6.700%, 03/16/33	933,887
720,000	Owens-Brockway Glass Container, Inc.*^
	7.250%, 05/15/31	713,038
1,105,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,055,010
478,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	185,502
		12,297,938
	Other (0.1%)
	Gen Digital, Inc.*
500,000	6.750%, 09/30/27	508,910
260,000	7.125%, 09/30/30	269,066
		777,976
	Real Estate (0.4%)
764,000	EPR Properties
	3.750%, 08/15/29	699,335
	Forestar Group, Inc.*
750,000	5.000%, 03/01/28	724,740
502,000	3.850%, 05/15/26	485,580
1,073,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	1,004,510
		2,914,165
	Special Purpose Acquisition Companies (0.2%)
235,000	Clydesdale Acquisition Holdings, Inc.*
	6.875%, 01/15/30	234,551
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
955,000	6.750%, 01/15/30	847,448
477,000	4.625%, 01/15/29	446,219
		1,528,218
	Utilities (0.3%)
359,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	364,773
360,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	360,792
359,000	NiSource, Inc.^‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	363,656
350,000	PPL Capital Funding, Inc.‡
	8.261%, 03/30/67
	3 mo. USD LIBOR + 2.67%	348,873
	Vistra Corp.*‡
450,000	7.000%, 12/15/26
	5 year CMT + 5.74%	452,727
250,000	8.000%, 10/15/26
	5 year CMT + 6.93%	255,803
		2,146,624
	Total Corporate Bonds
	(Cost $313,127,863)	297,332,079

Convertible Bonds (101.3%)
	Communication Services (7.6%)
960,000	Cable One, Inc.µ
	0.000%, 03/15/26	859,373
8,250,000	Liberty Media Corp.*µ
	2.375%, 09/30/53	9,008,587
9,000,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	10,137,600
5,250,000	Match Group Financeco 3, Inc.*µ
	2.000%, 01/15/30	4,649,033
14,500,000	Sea, Ltd.^
	0.250%, 09/15/26	12,803,790
16,250,000	Snap, Inc.*
	0.500%, 05/01/30	15,180,750

See accompanying Notes to Schedule of Investments

7

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
3,500,000	Zillow Group, Inc.^
	1.375%, 09/01/26	$4,345,005
		56,984,138
	Consumer Discretionary (22.8%)
11,500,000	Airbnb, Inc.µ
	0.000%, 03/15/26	10,550,330
8,250,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	8,295,375
4,500,000	Booking Holdings, Inc.µ
	0.750%, 05/01/25	8,880,165
4,250,000	Carnival Corp.
	5.750%, 12/01/27	6,425,192
6,750,000	Chegg, Inc.
	0.000%, 09/01/26	5,582,858
6,691,000	DISH Network Corp.
	0.000%, 12/15/25	4,915,276
11,500,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	9,744,755
12,750,000	Etsy, Inc.µ
	0.125%, 09/01/27	10,894,237
16,750,000	Ford Motor Companyµ
	0.000%, 03/15/26	16,280,832
4,000,000	JD.com, Inc.*^
	0.250%, 06/01/29	3,752,280
2,435,000	Lucid Group, Inc.*
	1.250%, 12/15/26	1,532,565
10,250,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	9,419,545
8,000,000	Meritage Homes Corp.*^
	1.750%, 05/15/28	8,857,600
11,500,000	Rivian Automotive, Inc.µ
	4.625%, 03/15/29	12,682,430
2,000,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	6,347,580
5,750,000	Shake Shack, Inc.
	0.000%, 03/01/28	4,965,355
3,250,000	Stride, Inc.
	1.125%, 09/01/27	4,946,175
8,000,000	Trip.com Group, Ltd.*
	0.750%, 06/15/29	7,481,680
15,000,000	Vail Resorts, Inc.µ
	0.000%, 01/01/26	13,834,050
13,500,000	Wayfair, Inc.µ
	3.250%, 09/15/27	15,717,510
		171,105,790
	Consumer Staples (1.2%)
4,500,000	Post Holdings, Inc.
	2.500%, 08/15/27	5,124,510
4,000,000	Spectrum Brands, Inc.*µ
	3.375%, 06/01/29	3,882,760
		9,007,270
	Energy (1.9%)
4,250,000	Kosmos Energy, Ltd.*
	3.125%, 03/15/30	4,452,895
4,890,000	Nabors Industries, Inc.
	1.750%, 06/15/29	4,101,830
4,250,000	Northern Oil & Gas, Inc.^
	3.625%, 04/15/29	5,414,542
	SunEdison, Inc.@
9,411,000	0.000%, 01/15/49*	94,110
898,000	0.000%, 10/01/49	8,980
		14,072,357
	Financials (1.6%)
4,250,000	Coinbase Global, Inc.*µ
	0.250%, 04/01/30	4,207,033
8,250,000	Global Payments, Inc.*µ
	1.500%, 03/01/31	7,776,697
		11,983,730
	Health Care (17.3%)
4,500,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	4,870,035
5,500,000	Alphatec Holdings, Inc.
	0.750%, 08/01/26	5,291,110
9,500,000	CONMED Corp.µ
	2.250%, 06/15/27	8,556,365
12,250,000	CryoPort, Inc.*
	0.750%, 12/01/26	10,470,197
	Dexcom, Inc.µ
15,831,000	0.250%, 11/15/25	14,892,063
8,000,000	0.375%, 05/15/28	7,004,800
2,886,000	Enovis Corp.*
	3.875%, 10/15/28	3,131,137
	Exact Sciences Corp.µ
6,750,000	0.375%, 03/15/27	5,976,113
3,750,000	2.000%, 03/01/30*	3,464,475
7,250,000	Halozyme Therapeutics, Inc.µ
	1.000%, 08/15/28	8,326,190
2,088,000	Immunocore Holdings, PLC*
	2.500%, 02/01/30	1,830,236
1,625,000	Insmed, Inc.
	0.750%, 06/01/28	3,703,554
4,500,000	Insulet Corp.
	0.375%, 09/01/26	4,874,445
6,375,000	Integer Holdings Corp.
	2.125%, 02/15/28	9,326,370
4,500,000	Ionis Pharmaceuticals, Inc.^
	0.000%, 04/01/26	4,750,020
4,000,000	iRhythm Technologies, Inc.*
	1.500%, 09/01/29	3,661,320
9,950,000	Jazz Investments I, Ltd.µ
	2.000%, 06/15/26	9,752,095
2,721,000	Lantheus Holdings, Inc.^
	2.625%, 12/15/27	4,078,235
10,250,000	NeoGenomics, Inc.
	0.250%, 01/15/28	8,353,443
3,298,000	Pacira BioSciences, Inc.
	0.750%, 08/01/25	3,091,380
3,750,000	Sarepta Therapeutics, Inc.
	1.250%, 09/15/27	4,549,650
		129,953,233
	Industrials (6.8%)
4,250,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	5,972,440
3,375,000	Fluor Corp.*^
	1.125%, 08/15/29	4,141,395
7,250,000	John Bean Technologies Corp.
	0.250%, 05/15/26	6,697,405
4,000,000	Tetra Tech, Inc.*^
	2.250%, 08/15/28	4,848,360
	Uber Technologies, Inc.µ
20,000,000	0.000%, 12/15/25	20,673,000

See accompanying Notes to Schedule of Investments

8

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
7,804,000	0.875%, 12/01/28*	$8,723,936
		51,056,536
	Information Technology (35.5%)
4,125,000	Advanced Energy Industries, Inc.*~
	2.500%, 09/15/28	4,478,141
	Akamai Technologies, Inc.
8,250,000	1.125%, 02/15/29*µ	8,224,012
4,500,000	0.375%, 09/01/27^	4,584,060
9,250,000	Bentley Systems, Inc.µ
	0.125%, 01/15/26	9,142,885
7,500,000	BILL Holdings, Inc.µ
	0.000%, 12/01/25	6,975,975
5,750,000	Confluent, Inc.µ
	0.000%, 01/15/27	5,013,598
5,000,000	CyberArk Software, Ltd.
	0.000%, 11/15/24	8,158,300
4,750,000	Datadog, Inc.
	0.125%, 06/15/25	6,310,898
6,000,000	DigitalOcean Holdings, Inc.µ
	0.000%, 12/01/26	5,107,500
9,066,000	Enphase Energy, Inc.µ
	0.000%, 03/01/26	8,402,731
2,250,000	Five9, Inc.µ
	0.500%, 06/01/25	2,151,135
4,000,000	Itron, Inc.*^
	1.375%, 07/15/30	4,073,520
5,250,000	MicroStrategy, Inc.*
	0.625%, 03/15/30	6,631,800
13,750,000	MKS Instruments, Inc.*µ
	1.250%, 06/01/30	14,510,100
	NCL Corp., Ltd.
6,000,000	1.125%, 02/15/27µ	5,611,680
4,500,000	2.500%, 02/15/27µ	4,299,120
3,000,000	5.375%, 08/01/25	3,547,500
3,250,000	Nutanix, Inc.
	0.250%, 10/01/27	3,576,690
4,000,000	Okta, Inc.µ
	0.375%, 06/15/26	3,679,520
17,250,000	ON Semiconductor Corp.µ
	0.500%, 03/01/29	17,797,170
3,000,000	Palo Alto Networks, Inc.µ
	0.375%, 06/01/25	9,795,960
6,250,000	Parsons Corp.*
	2.625%, 03/01/29	7,175,375
7,500,000	Rapid7, Inc.*^
	1.250%, 03/15/29	6,906,900
11,250,000	Repay Holdings Corp.*
	0.000%, 02/01/26	10,266,637
5,750,000	Seagate HDD Cayman*µ
	3.500%, 06/01/28	7,845,875
13,750,000	Shift4 Payments, Inc.µ
	0.000%, 12/15/25	14,938,137
4,200,000	SK Hynix, Inc.
	1.750%, 04/11/30	7,224,210
12,500,000	Super Micro Computer, Inc.*µ
	0.000%, 03/01/29	11,856,875
10,000,000	Tyler Technologies, Inc.µ
	0.250%, 03/15/26	12,116,700
12,250,000	Unity Software, Inc.µ
	0.000%, 11/15/26	10,664,972
4,000,000	Vertex, Inc.*
	0.750%, 05/01/29	5,141,440
8,000,000	Western Digital Corp.*µ
	3.000%, 11/15/28	11,671,520
6,250,000	Wix.com, Ltd.
	0.000%, 08/15/25	5,893,063
	Wolfspeed, Inc.
8,750,000	1.875%, 12/01/29	4,362,050
5,338,000	0.250%, 02/15/28	2,839,496
4,250,000	Zscaler, Inc.
	0.125%, 07/01/25	5,416,158
		266,391,703
	Materials (1.4%)
1,050,000	ATI, Inc.^
	3.500%, 06/15/25	4,596,921
6,306,000	MP Materials Corp.*µ
	0.250%, 04/01/26	5,671,427
		10,268,348
	Other (0.0%)
475,000	Multiplan Corp.*
	6.000%, 10/15/27
	7.000% PIK rate7.000% PIK rate	335,958

	Real Estate (0.7%)
6,000,000	Pebblebrook Hotel Trust
	1.750%, 12/15/26	5,359,920

	Utilities (4.5%)
4,250,000	CMS Energy Corp.
	3.375%, 05/01/28	4,337,295
15,250,000	PPL Capital Funding, Inc.µ
	2.875%, 03/15/28	15,157,890
13,500,000	Southern Company^µ
	3.875%, 12/15/25	14,305,005
		33,800,190
	Total Convertible Bonds
	(Cost $764,903,928)	760,319,173

Bank Loans (8.3%) ¡
	Airlines (0.2%)
643,388	Air Canada‡
	7.847%, 03/21/31
	3 mo. SOFR + 2.50%	646,305
600,000	American Airlines, Inc.‡
	10.294%, 04/20/28
	3 mo. SOFR + 4.75%	621,486
638,400	United Airlines, Inc.‡
	8.033%, 02/22/31
	3 mo. SOFR + 2.75%	641,707
		1,909,498
	Communication Services (1.1%)
56,490	Audacy Capital Corp.‡
	11.458%, 08/19/24
	1 mo. SOFR + 6.00%	56,561
483,760	Cincinnati Bell, Inc.‡
	8.694%, 11/22/28
	1 mo. SOFR + 3.25%	483,457
460,998	Clear Channel Outdoor Holdings, Inc.‡
	9.458%, 08/23/28
	1 mo. SOFR + 4.00%	463,303
1,820,235	CSC Holdings, LLC‡
	7.943%, 04/15/27
	1 mo. LIBOR + 2.50%	1,558,003

See accompanying Notes to Schedule of Investments

9

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
699,560	Directv Financing, LLC‡
	10.458%, 08/02/27
	1 mo. SOFR + 5.00%	$704,142
1,505,000	Entercom Media Corp.‡
	8.145%, 11/18/24
	3 mo. SOFR + 0.00%	712,994
725,000	Gray Television, Inc.‡
	10.593%, 06/04/29
	1 mo. SOFR + 5.25%	705,769
723,155	Sinclair Television Group, Inc.‡
	9.194%, 04/21/29
	1 mo. SOFR + 3.75%	515,100
970,000	Telesat Canada‡
	8.359%, 12/07/26
	3 mo. SOFR + 2.75%	469,543
950,000	TripAdvisor, Inc.‡
	8.094%, 07/08/31
	1 mo. SOFR + 2.75%	950,788
980,000	Virgin Media Bristol, LLC!
	0.000%, 01/31/28	946,180
453,798	Windstream Services, LLC‡
	11.694%, 09/21/27
	1 mo. SOFR + 6.25%	457,201
		8,023,041
	Consumer Discretionary (1.9%)
473,813	Adient U.S., LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	476,904
744,000	American Axle & Manufacturing, Inc.‡
	8.326%, 12/12/29
	1 mo. SOFR + 3.00%	748,881
1,383,254	Caesars Entertainment, Inc.‡
	8.097%, 02/06/30
	3 mo. SOFR + 2.75%	1,390,171
889,695	Carnival Corp.‡
	8.094%, 10/18/28
	1 mo. SOFR + 2.75%	896,372
743,966	Carnival Corp.‡
	8.094%, 08/08/27
	1 mo. SOFR + 2.75%	750,126
947,619	Flutter Financing, BV‡
	7.585%, 11/29/30
	3 mo. SOFR + 3.25%	950,187
1,216,453	Hanesbrands, Inc.‡
	9.094%, 03/08/30
	1 mo. SOFR + 3.75%	1,222,158
743,816	Life Time Fitness, Inc.‡
	9.591%, 01/15/26
	3 mo. SOFR + 4.00%	748,465
1,120,093	Light & Wonder International, Inc.‡
	7.585%, 04/14/29
	3 mo. SOFR + 2.25%	1,129,193
430,000	Peloton Interactive, Inc.‡
	11.346%, 05/23/29
	3 mo. SOFR + 6.00%	431,075
2,069,554	PetSmart, Inc.‡
	9.194%, 02/11/28
	1 mo. SOFR + 3.75%	2,057,478
712,500	Staples, Inc.‡
	11.084%, 09/04/29
	3 mo. SOFR + 5.75%	664,228
947,625	Station Casinos, LLC‡
	7.594%, 03/14/31
	1 mo. SOFR + 2.25%	950,293
591,079	TKC Holdings, Inc.‡
	11.109%, 05/15/28
	3 mo. SOFR + 5.50%	591,726
969,516	Windsor Holdings III, LLC‡
	9.345%, 08/01/30
	1 mo. SOFR + 4.00%	978,421
		13,985,678
	Consumer Staples (0.7%)
2,234,508	Amneal Pharmaceuticals, LLC‡
	10.844%, 05/04/28
	1 mo. SOFR + 5.50%	2,258,708
710,000	B&G Foods, Inc.!
	0.000%, 10/10/29	704,345
985,000	Fiesta Purchaser, Inc.‡
	9.344%, 02/12/31
	1 mo. SOFR + 4.00%	992,333
957,600	Star Parent, Inc.‡
	9.085%, 09/27/30
	3 mo. SOFR + 5.75%	960,320
643,388	United Natural Foods, Inc.‡
	10.099%, 05/01/31
	1 mo. SOFR + 4.75%	649,020
		5,564,726
	Energy (0.5%)
748,125	Buckeye Partners, LP‡
	7.344%, 11/22/30
	1 mo. SOFR + 2.00%	749,614
898,944	ChampionX Corp.‡
	8.197%, 06/07/29
	1 mo. SOFR + 2.75%	904,001
472,625	New Fortress Energy, Inc.‡
	10.252%, 10/27/28
	3 mo. SOFR + 5.00%	466,866
1,440,522	Par Petroleum, LLC‡
	9.064%, 02/28/30
	3 mo. SOFR + 3.75%	1,451,326
		3,571,807
	Financials (1.4%)
1,287,763	Advisor Group, Inc.‡
	9.344%, 08/17/28
	1 mo. SOFR + 4.00%	1,270,455
774,733	Alliant Holdings Intermediate, LLC‡
	8.845%, 11/06/30
	1 mo. SOFR + 3.50%	778,897
719,572	Amynta Agency Borrower, Inc.‡
	9.099%, 02/28/28
	1 mo. SOFR + 3.75%	722,014
1,226,925	AssuredPartners, Inc.‡
	8.844%, 02/14/31
	1 mo. SOFR + 3.50%	1,232,452
734,459	Avolon TLB Borrower 1 (US), LLC‡
	7.345%, 06/22/28
	1 mo. SOFR + 2.00%	737,691
448,875	Broadstreet Partners, Inc.‡
	8.594%, 06/14/31
	1 mo. SOFR + 3.25%	450,226

See accompanying Notes to Schedule of Investments

10

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
947,625	HUB International, Ltd.‡
	8.532%, 06/20/30
	3 mo. SOFR + 3.25%	$949,876
716,400	Iron Mountain, Inc.‡
	7.344%, 01/31/31
	1 mo. SOFR + 2.00%	715,282
1,746,452	Jazz Financing Lux Sarl‡
	7.594%, 05/05/28
	1 mo. SOFR + 2.25%	1,751,438
725,000	Level 3 Financing, Inc.‡
	11.910%, 04/15/29
	1 mo. SOFR + 6.56%	720,338
950,000	VFH Parent, LLC‡
	8.094%, 06/21/31
	1 mo. SOFR + 2.75%	952,076
		10,280,745
	Health Care (0.4%)
144,429	Icon Luxembourg Sarl‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	145,495
988,235	Padagis, LLC‡
	10.326%, 07/06/28
	3 mo. SOFR + 4.75%	956,118
35,984	PRA Health Sciences, Inc.‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	36,250
2,353,935	Team Health Holdings, Inc.‡
	10.502%, 03/02/27
	3 mo. SOFR + 5.25%	2,215,642
6,770	Team Health Holdings, Inc.‡
	10.594%, 03/02/27
	1 mo. SOFR + 5.25%	6,372
		3,359,877
	Industrials (0.4%)
952,590	ACProducts, Inc.‡
	9.846%, 05/17/28
	3 mo. SOFR + 4.25%	762,672
950,000	MI Windows & Doors, LLC‡
	8.844%, 03/28/31
	1 mo. SOFR + 3.50%	954,242
240,000	Reynolds Group Holdings, Inc.!
	0.000%, 09/24/28	240,775
234,413	Reynolds Group Holdings, Inc.‡
	7.849%, 09/24/28
	1 mo. SOFR + 2.50%	235,170
972,563	TransDigm, Inc.‡
	7.846%, 02/28/31
	3 mo. SOFR + 2.50%	976,151
		3,169,010
	Information Technology (0.8%)
1,317,079	Banff Merger Sub, Inc.‡
	9.597%, 12/29/28
	1 mo. SOFR + 4.25%	1,313,029
754,203	Camelot US Acquisition, LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	755,806
423,163	Central Parent, Inc.‡
	8.585%, 07/06/29
	3 mo. SOFR + 3.25%	419,557
957,251	Dun & Bradstreet Corp.‡
	8.097%, 01/18/29
	1 mo. SOFR + 2.75%	960,434
299,229	Endure Digital, Inc.‡
	8.949%, 02/10/28
	1 mo. SOFR + 3.50%	269,007
830,329	II-VI, Inc.‡
	7.844%, 07/02/29
	1 mo. SOFR + 2.50%	833,858
683,100	SS&C Technologies, Inc.‡
	7.344%, 05/09/31
	1 mo. SOFR + 2.00%	686,403
500,000	UKG, Inc.‡
	8.555%, 02/10/31
	3 mo. SOFR + 3.25%	502,075
		5,740,169
	Materials (0.7%)
714,600	Chemours Company‡
	8.844%, 08/18/28
	1 mo. SOFR + 3.50%	715,197
550,000	Ineos U.S. Finance, LLC!
	0.000%, 02/18/30	548,430
967,688	Ineos US Finance LLC‡
	8.594%, 02/18/30
	1 mo. SOFR + 3.25%	964,925
1,197,861	LSF11 A5 Holdco, LLC‡
	8.958%, 10/15/28
	1 mo. SOFR + 3.50%	1,201,605
603,001	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	3 mo. SOFR + 2.50%	472,110
128,796	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	1 mo. SOFR + 2.50%	100,839
976,272	W.R. Grace & Co.-Conn.‡
	8.594%, 09/22/28
	1 mo. SOFR + 3.25%	982,739
		4,985,845
	Special Purpose Acquisition Companies (0.2%)
470,400	Clydesdale Acquisition Holdings, Inc.‡
	9.119%, 04/13/29
	1 mo. SOFR + 3.68%	471,360
239,488	Fertitta Entertainment, LLC‡
	9.079%, 01/27/29
	1 mo. SOFR + 3.75%	240,348
982,500	Patagonia Holdco, LLC‡
	11.073%, 08/01/29
	3 mo. SOFR + 5.75%	915,572
		1,627,280
	Total Bank Loans
	(Cost $63,084,367)	62,217,676

NUMBER OF
SHARES		VALUE

Convertible Preferred Stocks (4.1%)
	Energy (0.0%)
26	Gulfport Energy Corp.#
	10.000%, 09/03/24
	15.000% PIK rate	279,500

	Financials (2.1%)
83,465	Apollo Global Management, Inc.
	6.750%, 07/31/26	5,675,620

See accompanying Notes to Schedule of Investments

11

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE

8,100	Bank of America Corp.‡ ‡‡
	7.250%, 12/31/49	$9,695,781
		15,371,401
	Industrials (0.6%)
75,625	Chart Industries, Inc.
	6.750%, 12/15/25	4,705,388

	Utilities (1.4%)
	NextEra Energy, Inc.
180,300	6.926%, 09/01/25^	7,962,048
41,185	7.299%, 06/01/27#	2,143,679
		10,105,727
	Total Convertible Preferred Stocks
	(Cost $30,658,658)	30,462,016

Warrants (0.0%) #
	Energy (0.0%)
47,739	Mcdermott International, Ltd.
	06/30/27, Strike $15.98	5
42,965	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	4
	Total Warrants
	(Cost $18,376)	9

Common Stocks (0.3%)
	Communication Services (0.0%)
20,285	Altice USA, Inc. - Class A^	42,396
6,819	Cumulus Media, Inc. - Class A#	13,638
1	Frontier Communications Parent, Inc.µ#	29
		56,063
	Energy (0.3%)
4,000	Cheniere Energy Partners, LP	210,640
67,000	Energy Transfer, LP	1,090,090
39,795	Enterprise Products Partners, LP	1,148,483
6,644	EP Energy Corp.#	11,627
32	Gulfport Energy Corp.µ#	4,711
		2,465,551
	Total Common Stocks
	(Cost $2,604,195)	2,521,614

Preferred Stocks (0.1%)
	Communication Services (0.1%)
	United States Cellular Corp.
11,875	5.500%, 06/01/70	242,250
11,375	^5.500%, 03/01/70	232,050
		474,300
	Consumer Discretionary (0.0%)
6,122	Guitar Center, Inc.#	229,575
	Total Preferred Stocks
	(Cost $1,073,270)	703,875

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (0.1%) #
	Industrials (0.0%)
3,250	American Airlines Group, Inc.
3,458,000	Call, 06/20/25, Strike $17.00	$105,625
	Other (0.1%)
1,000	Invesco QQQ Trust Series 1
47,107,000	Put, 01/17/25, Strike $430.00	987,000
	Total Purchased Options
	(Cost $1,618,430)	1,092,625
TOTAL INVESTMENTS (153.9%)
(Cost $1,177,803,072)		1,155,367,868

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.7%)		(133,000,000)

LIABILITIES, LESS OTHER ASSETS (-36.2%)		(271,668,442)

NET ASSETS (100.0%)		$750,699,426

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $426,654,139.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,628,415.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
‡‡	Perpetual maturity.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. (0.0%)

See accompanying Notes to Schedule of Investments

12

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$718,801	$—	$718,801
Corporate Bonds	—	297,332,079	—	297,332,079
Convertible Bonds	—	760,319,173	—	760,319,173
Bank Loans	—	62,217,676	—	62,217,676
Convertible Preferred Stocks	30,182,516	279,500	—	30,462,016
Warrants	—	9	—	9
Common Stocks	2,509,987	11,627	—	2,521,614
Preferred Stocks	474,300	229,575	—	703,875
Purchased Options	1,092,625	—	—	1,092,625
Total	$34,259,428	$1,121,108,440	$—	$1,155,367,868

See accompanying Notes to Schedule of Investments

13

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.1%)
	Other (0.1%)
850,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $793,317)	$798,668

Corporate Bonds (39.9%)
	Airlines (0.5%)
907,051	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	891,223
358,516	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	363,270
1,020,080	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	944,329
456,750	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	454,010
948,821	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	882,963
770,665	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	795,750
		4,331,545
	Communication Services (3.5%)
800,000	Altice France Holding, SA*
	10.500%, 05/15/27	304,112
1,200,000	Altice France, SA*
	5.500%, 10/15/29	845,544
1,255,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,194,873
1,100,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	915,288
	Audacy Capital Corp.*@
1,307,000	6.750%, 03/31/29	54,136
490,000	6.500%, 05/01/27	21,771
952,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	897,622
	Clear Channel Outdoor Holdings, Inc.*
525,000	7.875%, 04/01/30	534,896
475,000	9.000%, 09/15/28^	505,276
1,454,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,314,678
	CSC Holdings, LLC*
1,600,000	4.625%, 12/01/30	639,520
1,220,000	4.500%, 11/15/31	841,202
1,150,000	5.750%, 01/15/30	464,968
512,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	493,512
1,060,000	Frontier California, Inc.
	6.750%, 05/15/27	1,036,945
261,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	273,677
1,685,000	Frontier Florida, LLC
	6.860%, 02/01/28	1,715,583
1,555,000	Frontier North, Inc.
	6.730%, 02/15/28	1,545,857
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
905,000	3.500%, 03/01/29	823,749
270,000	5.250%, 12/01/27	266,125
515,000	Gray Television, Inc.*
	5.375%, 11/15/31	333,138
263,000	Hughes Satellite Systems Corp.
	6.625%, 08/01/26	123,692
	iHeartCommunications, Inc.
655,000	8.375%, 05/01/27	267,764
395,000	5.250%, 08/15/27*^	258,966
870,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	812,658
791,137	Ligado Networks, LLC*
	15.500%, 11/01/23	127,895
	Lumen Technologies, Inc.
785,000	7.600%, 09/15/39	337,440
525,000	4.000%, 02/15/27*	336,903
263,000	7.650%, 03/15/42	109,169
522,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	451,582
1,005,000	Paramount Global
	4.900%, 08/15/44	735,147
367,000	Qwest Corp.
	7.250%, 09/15/25	364,570
	Scripps Escrow II, Inc.*
514,000	3.875%, 01/15/29	335,205
257,000	5.375%, 01/15/31	125,172
930,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	647,354
	Sirius XM Radio, Inc.*
1,350,000	5.500%, 07/01/29	1,292,449
1,311,000	3.875%, 09/01/31	1,095,917
515,000	3.125%, 09/01/26	490,373
957,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	574,411
1,170,000	Stagwell Global, LLC*
	5.625%, 08/15/29	1,103,872
517,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	236,559
	Time Warner Cable, LLC
775,000	6.550%, 05/01/37	758,554
420,000	7.300%, 07/01/38	437,510
929,000	United States Cellular Corp.
	6.700%, 12/15/33	995,832
786,000	Univision Communications, Inc.*
	8.000%, 08/15/28	790,740
525,000	Viasat, Inc.*
	5.625%, 04/15/27	493,626
		28,325,832
	Consumer Discretionary (8.8%)
1,580,000	Adams Homes, Inc.*
	9.250%, 10/15/28	1,641,020

See accompanying Notes to Schedule of Investments

1

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
780,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	$820,817
920,000	American Axle & Manufacturing, Inc.^
	5.000%, 10/01/29	843,502
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
913,000	4.625%, 08/01/29	843,740
274,000	6.625%, 01/15/28	275,732
1,325,000	At Home Group, Inc.*
	4.875%, 07/15/28	504,454
	Bath & Body Works, Inc.
1,369,000	6.694%, 01/15/27	1,395,189
760,000	6.875%, 11/01/35	771,537
600,000	Benteler International AG*
	10.500%, 05/15/28	641,124
	Caesars Entertainment, Inc.*
657,000	4.625%, 10/15/29^	611,003
512,000	8.125%, 07/01/27	523,100
	Carnival Corp.*
523,000	4.000%, 08/01/28	495,344
520,000	7.625%, 03/01/26	525,569
65,000	7.000%, 08/15/29	67,907
	Carvana Company*
222,329	14.000%, 06/01/31	259,400
186,423	13.000%, 06/01/30	205,714
123,395	12.000%, 12/01/28	133,421
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,275,000	4.750%, 03/01/30	2,037,490
1,825,000	4.500%, 08/15/30	1,598,682
1,260,000	5.125%, 05/01/27	1,224,443
1,200,000	6.375%, 09/01/29	1,168,944
1,035,000	4.250%, 02/01/31	881,696
540,000	5.000%, 02/01/28	514,577
522,000	4.750%, 02/01/32	447,740
522,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	512,004
810,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	789,475
520,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	528,034
	Dana, Inc.
855,000	4.250%, 09/01/30	756,051
782,000	4.500%, 02/15/32	684,383
	DISH DBS Corp.
1,170,000	5.125%, 06/01/29	494,559
775,000	5.250%, 12/01/26*	645,629
650,000	7.375%, 07/01/28	301,678
525,000	5.750%, 12/01/28*	386,589
428,000	7.750%, 07/01/26	275,970
1,049,000	DISH Network Corp.*
	11.750%, 11/15/27	1,050,490
1,510,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,458,947
1,142,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	1,131,688
1,075,000	Ford Motor Company
	6.100%, 08/19/32	1,088,954
	Ford Motor Credit Company, LLC
1,650,000	4.000%, 11/13/30	1,500,493
1,350,000	7.200%, 06/10/30	1,442,812
1,280,000	5.113%, 05/03/29	1,253,645
945,000	7.350%, 11/04/27	995,813
800,000	2.900%, 02/16/28	734,640
391,000	Gap, Inc.*
	3.875%, 10/01/31	329,269
510,000	General Motors Company
	5.200%, 04/01/45	459,388
	goeasy, Ltd.*
1,825,000	9.250%, 12/01/28	1,958,024
934,000	7.625%, 07/01/29	957,499
	Goodyear Tire & Rubber Company
1,050,000	5.625%, 04/30/33	967,722
560,000	5.250%, 07/15/31^	524,300
	Group 1 Automotive, Inc.*
650,000	6.375%, 01/15/30	656,747
445,000	4.000%, 08/15/28	415,118
586,000	Guitar Center, Inc.*^
	8.500%, 01/15/26	523,995
1,323,425	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	11.000%, 04/15/29	1,263,394
825,000	International Game Technology, PLC*
	6.250%, 01/15/27	833,011
259,604	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	265,471
1,188,000	Kohl's Corp.
	5.550%, 07/17/45	789,533
1,040,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	1,090,918
1,045,000	Liberty Interactive, LLC
	8.250%, 02/01/30	540,056
1,008,000	Life Time, Inc.*
	8.000%, 04/15/26	1,023,765
525,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	547,922
390,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	406,314
672,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	672,632
685,000	M/I Homes, Inc.
	3.950%, 02/15/30	625,021
	Macy's Retail Holdings, LLC
1,219,000	6.700%, 07/15/34*	1,075,182
765,000	4.300%, 02/15/43	550,410
525,000	MGM Resorts International
	6.500%, 04/15/32	527,231
1,329,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,256,064
625,000	Newell Brands, Inc.
	5.700%, 04/01/26	624,169
	Nordstrom, Inc.
525,000	6.950%, 03/15/28	538,046
500,000	5.000%, 01/15/44	399,460
499,000	4.250%, 08/01/31	445,123
1,573,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	1,470,629
1,195,000	PENN Entertainment, Inc.*
	4.125%, 07/01/29	1,058,280
523,000	Phinia, Inc.*
	6.750%, 04/15/29	534,250

See accompanying Notes to Schedule of Investments

2

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,460,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^
	5.625%, 09/01/29	$1,093,423
525,000	QVC, Inc.
	5.450%, 08/15/34	334,724
530,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	572,919
2,039,000	Rite Aid Corp.*@
	8.000%, 11/15/26	903,644
	Royal Caribbean Cruises, Ltd.*
520,000	7.250%, 01/15/30	545,553
131,000	6.250%, 03/15/32	133,545
1,475,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	1,334,919
1,565,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	1,612,341
648,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	593,283
753,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	726,713
1,125,000	Station Casinos, LLC*
	4.500%, 02/15/28	1,070,089
1,050,000	STL Holding Company, LLC*
	8.750%, 02/15/29	1,094,562
636,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	637,081
260,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	283,767
1,215,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	1,212,461
	ZF North America Capital, Inc.*
1,025,000	7.125%, 04/14/30	1,065,354
300,000	6.875%, 04/23/32	310,194
300,000	6.750%, 04/23/30	306,441
		71,623,955
	Consumer Staples (1.8%)
1,543,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	1,568,969
265,000	B&G Foods, Inc.*
	8.000%, 09/15/28	270,544
	Brink's Company*
525,000	6.500%, 06/15/29	535,589
263,000	6.750%, 06/15/32	268,331
1,191,000	Central Garden & Pet Company*
	4.125%, 04/30/31	1,061,050
1,188,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	1,106,289
	Energizer Holdings, Inc.*
1,445,000	4.375%, 03/31/29	1,335,079
260,000	6.500%, 12/31/27^	261,732
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
1,035,000	5.500%, 01/15/30^	1,036,635
650,000	5.125%, 02/01/28µ	650,540
284,000	5.750%, 04/01/33	286,505
672,000	New Albertsons, LP
	7.750%, 06/15/26	690,406
1,043,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	966,861
775,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	720,858
525,000	Post Holdings, Inc.*
	6.250%, 02/15/32	532,817
986,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	870,786
522,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	525,654
855,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	782,787
1,103,000	Vector Group, Ltd.*
	5.750%, 02/01/29	1,060,391
		14,531,823
	Energy (6.0%)
1,037,000	Apache Corp.
	5.100%, 09/01/40	910,890
	Buckeye Partners, LP
788,000	6.875%, 07/01/29*	800,923
545,000	5.850%, 11/15/43	486,560
520,000	Cheniere Energy, Inc.µ
	4.625%, 10/15/28	510,250
780,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	789,485
1,465,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	1,578,010
	Continental Resources, Inc.^
525,000	4.900%, 06/01/44	443,746
517,000	2.875%, 04/01/32*	429,648
808,000	DT Midstream, Inc.*
	4.125%, 06/15/29	756,199
	Earthstone Energy Holdings, LLC*
1,024,000	8.000%, 04/15/27	1,056,840
390,000	9.875%, 07/15/31	434,694
	Enbridge, Inc.‡
530,000	7.375%, 03/15/55
	5 year CMT + 3.12%	537,568
530,000	7.200%, 06/27/54
	5 year CMT + 2.97%	541,665
339,000	7.375%, 01/15/83
	5 year CMT + 3.71%	342,020
1,050,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	1,104,075
	Energy Transfer, LP‡
1,520,000	8.527%, 11/01/66
	3 mo. SOFR + 3.28%	1,476,893
764,000	6.500%, 11/15/26
	5 year CMT + 5.69%	760,478
	EnLink Midstream Partners, LP
1,300,000	9.711%, 09/03/24‡
	3 mo. LIBOR + 4.11%	1,290,874
1,125,000	4.850%, 07/15/26	1,112,782
650,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	678,444
	EQM Midstream Partners, LP*
1,730,000	7.500%, 06/01/27	1,780,032
525,000	6.375%, 04/01/29	536,387
	Genesis Energy, LP / Genesis Energy Finance Corp.
765,000	8.875%, 04/15/30	810,831
460,000	7.875%, 05/15/32	469,931
	Gulfport Energy Corp.
1,105,000	8.000%, 05/17/26*	1,121,288

See accompanying Notes to Schedule of Investments

3

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
311,124	8.000%, 05/17/26	$315,710
1,460,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	1,430,172
525,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	541,207
1,050,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	1,081,794
1,015,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	1,013,782
1,044,000	Matador Resources Company*
	6.500%, 04/15/32	1,050,097
	Moss Creek Resources Holdings, Inc.*
540,000	10.500%, 05/15/27	554,040
495,000	7.500%, 01/15/26	495,965
	Nabors Industries, Inc.*
780,000	7.375%, 05/15/27	795,070
390,000	9.125%, 01/31/30^	417,647
780,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	767,458
676,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	664,832
1,090,000	Oceaneering International, Inc.
	6.000%, 02/01/28	1,081,324
1,110,000	Parkland Corp.*
	5.875%, 07/15/27	1,108,946
551,000	Patterson-UTI Energy, Inc.^
	5.150%, 11/15/29	545,782
	Permian Resources Operating, LLC*
261,000	6.250%, 02/01/33	261,050
260,000	7.000%, 01/15/32	269,209
1,040,000	Plains All American Pipeline, LP‡
	9.694%, 09/03/24
	3 mo. LIBOR + 4.11%	1,041,248
1,460,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	1,386,197
521,000	Southwestern Energy Company
	4.750%, 02/01/32	487,406
1,050,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	1,073,814
	Transocean, Inc.*
1,050,000	8.250%, 05/15/29	1,072,859
934,200	8.750%, 02/15/30	984,152
	Venture Global Calcasieu Pass, LLC*
650,000	6.250%, 01/15/30	669,032
260,000	4.125%, 08/15/31	236,694
260,000	3.875%, 08/15/29	240,958
	Venture Global LNG, Inc.*
1,300,000	8.375%, 06/01/31	1,366,248
780,000	8.125%, 06/01/28	812,081
548,000	7.000%, 01/15/30	554,543
525,000	9.875%, 02/01/32	582,971
525,000	9.500%, 02/01/29	584,120
	Vital Energy, Inc.
605,000	7.750%, 07/31/29*	612,726
551,000	7.875%, 04/15/32*	561,127
412,000	9.750%, 10/15/30	451,284
1,045,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	1,020,578
1,308,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	1,362,517
		48,255,153
	Financials (6.9%)
1,650,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	1,680,591
1,562,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	1,584,321
1,830,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	1,818,306
	Ally Financial, Inc.
1,173,000	4.700%, 05/15/26‡
	5 year CMT + 3.87%	1,072,157
480,000	4.700%, 05/15/28^‡
	7 year CMT + 3.48%	399,931
434,000	8.000%, 11/01/31	489,183
2,082,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	1,964,575
779,000	Aviation Capital Group, LLC*µ
	3.500%, 11/01/27	739,894
1,050,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	1,083,684
525,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	559,535
1,559,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,504,669
1,245,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	1,179,774
1,000,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	990,480
	Credit Acceptance Corp.
1,010,000	6.625%, 03/15/26^	1,010,899
690,000	9.250%, 12/15/28*	738,203
1,045,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	1,126,813
1,170,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	1,210,985
1,567,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	1,418,135
1,050,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	1,105,965
585,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	612,454
	HUB International, Ltd.*
1,571,000	5.625%, 12/01/29	1,509,731
525,000	7.375%, 01/31/32	540,740
781,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	680,173
2,155,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	2,112,417

See accompanying Notes to Schedule of Investments

4

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,640,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	$2,457,048
656,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*^
	7.000%, 07/15/31	671,731
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
2,029,000	5.250%, 10/01/25	2,021,006
1,127,000	4.750%, 06/15/29	1,071,360
960,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	764,342
	Level 3 Financing, Inc.*
1,080,000	4.250%, 07/01/28	589,270
525,000	4.625%, 09/15/27	346,752
774,000	LPL Holdings, Inc.*µ
	4.000%, 03/15/29	728,187
1,055,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	1,116,928
1,623,000	MetLife, Inc.
	6.400%, 12/15/66	1,660,637
1,415,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	1,375,422
650,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	592,423
525,000	Newmark Group, Inc.
	7.500%, 01/12/29	551,618
	OneMain Finance Corp.
730,000	9.000%, 01/15/29	774,676
715,000	3.875%, 09/15/28	655,326
530,000	7.500%, 05/15/31	545,354
530,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	539,704
1,602,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	1,578,467
	RHP Hotel Properties, LP / RHP Finance Corp.*
1,200,000	4.500%, 02/15/29	1,138,008
1,050,000	6.500%, 04/01/32	1,062,569
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
475,000	3.625%, 03/01/29	436,715
470,000	3.875%, 03/01/31	418,718
240,000	2.875%, 10/15/26	226,927
775,000	Service Properties Trust
	8.375%, 06/15/29	771,877
1,310,000	StoneX Group, Inc.*
	7.875%, 03/01/31	1,364,745
	United Wholesale Mortgage, LLC*
1,212,000	5.500%, 04/15/29	1,170,877
525,000	5.750%, 06/15/27	518,747
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
525,000	6.500%, 02/15/29	398,911
650,000	10.500%, 02/15/28	657,994
525,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	540,939
1,200,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	1,051,620
1,091,000	XHR, LP*
	6.375%, 08/15/25	1,091,775
		56,024,288
	Health Care (2.5%)
	CHS/Community Health Systems, Inc.*
2,075,000	6.125%, 04/01/30	1,586,483
785,000	10.875%, 01/15/32	843,836
594,000	6.875%, 04/15/29	487,876
130,000	5.250%, 05/15/30	113,625
	DaVita, Inc.*
1,220,000	3.750%, 02/15/31	1,056,874
1,154,000	4.625%, 06/01/30	1,058,218
	Embecta Corp.*
783,000	5.000%, 02/15/30^	672,981
260,000	6.750%, 02/15/30	232,253
	Encompass Health Corp.
525,000	4.750%, 02/01/30	502,131
525,000	4.500%, 02/01/28	507,927
1,234,000	HCA, Inc.^
	7.500%, 11/06/33	1,396,333
340,000	Jazz Securities DAC*
	4.375%, 01/15/29	319,987
	Medline Borrower, LP*
1,297,000	5.250%, 10/01/29	1,254,640
1,295,000	3.875%, 04/01/29	1,209,504
129,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	131,831
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
1,900,000	5.125%, 04/30/31^	1,748,247
450,000	4.125%, 04/30/28	423,288
	Tenet Healthcare Corp.
2,465,000	6.250%, 02/01/27	2,471,261
1,420,000	6.875%, 11/15/31	1,520,720
	Teva Pharmaceutical Finance Netherlands III, BV
1,320,000	5.125%, 05/09/29^	1,281,773
1,000,000	4.750%, 05/09/27	969,970
500,000	3.150%, 10/01/26	473,570
		20,263,328
	Industrials (5.5%)
1,050,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	1,073,856
1,200,000	ACCO Brands Corp.*^
	4.250%, 03/15/29	1,097,364
825,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	823,375
1,055,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	972,014
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,750,000	4.625%, 01/15/27	1,707,405
780,000	5.875%, 02/15/28	774,540
587,000	Arcosa, Inc.*
	4.375%, 04/15/29	554,069

See accompanying Notes to Schedule of Investments

5

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,650,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	$683,726
821,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	755,706
	Bombardier, Inc.*
520,000	8.750%, 11/15/30	564,195
395,000	7.000%, 06/01/32	404,164
325,000	7.250%, 07/01/31	335,075
303,000	7.875%, 04/15/27	303,730
1,044,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	985,139
1,078,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	1,047,848
257,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	254,127
1,360,000	Deluxe Corp.*
	8.000%, 06/01/29	1,288,709
1,048,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	1,067,189
995,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	1,014,164
	EnerSys*
500,000	6.625%, 01/15/32	510,225
500,000	4.375%, 12/15/27	479,625
395,000	EquipmentShare.com, Inc.*
	8.625%, 05/15/32	410,626
634,000	Graham Packaging Company, Inc.*^
	7.125%, 08/15/28	618,347
	Graphic Packaging International, LLC*
675,000	4.750%, 07/15/27	662,560
484,000	3.500%, 03/01/29	440,440
1,141,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	1,027,025
2,438,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	2,230,551
	Herc Holdings, Inc.*
1,350,000	5.500%, 07/15/27	1,339,753
525,000	6.625%, 06/15/29	536,471
	JELD-WEN, Inc.*
727,000	4.625%, 12/15/25	717,113
540,000	4.875%, 12/15/27	515,219
1,690,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,605,551
1,040,000	Knife River Holding Company*
	7.750%, 05/01/31	1,095,141
255,000	MasTec, Inc.*µ
	4.500%, 08/15/28	246,758
525,000	Masterbrand, Inc.*
	7.000%, 07/15/32	539,821
650,000	Moog, Inc.*
	4.250%, 12/15/27	623,038
1,302,000	Newfold Digital Holdings Group, Inc.*^
	6.000%, 02/15/29	898,875
1,040,000	Novelis Corp.*
	4.750%, 01/30/30	981,302
390,000	OI European Group, BV*
	4.750%, 02/15/30	359,440
683,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	646,132
	Sealed Air Corp.*
809,000	6.125%, 02/01/28	816,467
265,000	6.500%, 07/15/32	268,519
261,000	5.000%, 04/15/29	252,778
260,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	271,011
400,000	Sensata Technologies, BV*
	4.000%, 04/15/29	371,060
	Sensata Technologies, Inc.*
519,000	3.750%, 02/15/31	459,273
200,000	6.625%, 07/15/32	203,546
1,030,000	Standard Industries, Inc.*
	5.000%, 02/15/27	1,008,895
835,000	Stericycle, Inc.*
	3.875%, 01/15/29	794,945
	TransDigm, Inc.*
1,125,000	6.875%, 12/15/30	1,158,356
790,000	6.750%, 08/15/28	806,440
390,000	7.125%, 12/01/31	405,760
254,000	6.625%, 03/01/32	260,076
519,000	Tronox, Inc.*
	4.625%, 03/15/29	473,344
344,274	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	322,591
1,039,000	Vertiv Group Corp.*
	4.125%, 11/15/28	985,907
1,095,000	Wabash National Corp.*
	4.500%, 10/15/28	1,001,060
915,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	909,025
	Williams Scotsman, Inc.*
604,000	4.625%, 08/15/28	575,552
530,000	7.375%, 10/01/31	551,460
390,000	6.625%, 06/15/29	397,433
		44,483,906
	Information Technology (1.8%)
266,000	Booz Allen Hamilton, Inc.*µ
	4.000%, 07/01/29	251,769
604,000	Coherent Corp.*^
	5.000%, 12/15/29	576,132
471,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	478,880
522,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	497,330
520,000	Fair Isaac Corp.*
	4.000%, 06/15/28	489,949
1,130,000	KBR, Inc.*
	4.750%, 09/30/28	1,076,110
	MPH Acquisition Holdings, LLC*
1,130,000	5.750%, 11/01/28	676,508
520,000	5.500%, 09/01/28	406,968
528,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	561,755
522,000	NCR Voyix Corp.*
	5.125%, 04/15/29	499,215
771,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	721,348

See accompanying Notes to Schedule of Investments

6

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Open Text Corp.*
780,000	3.875%, 02/15/28	$729,409
525,000	6.900%, 12/01/27	545,034
391,000	3.875%, 12/01/29	355,278
391,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	348,776
908,000	Playtika Holding Corp.*
	4.250%, 03/15/29	809,636
1,450,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	1,350,472
	Twilio, Inc.
725,000	3.625%, 03/15/29^	658,684
259,000	3.875%, 03/15/31	232,673
394,000	UKG, Inc.*
	6.875%, 02/01/31	405,028
1,300,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,129,986
530,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	544,946
1,200,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	1,097,196
		14,443,082
	Materials (1.6%)
555,000	ArcelorMittal, SA
	7.000%, 10/15/39	612,548
500,000	ATI, Inc.
	5.875%, 12/01/27	497,005
258,000	Carpenter Technology Corp.
	7.625%, 03/15/30	269,416
1,040,000	Chemours Company*^
	4.625%, 11/15/29	911,966
1,640,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,551,817
780,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	787,215
	Commercial Metals Company
522,000	4.125%, 01/15/30	483,957
261,000	4.375%, 03/15/32	238,919
	Constellium, SE*
785,000	3.750%, 04/15/29^	717,215
425,000	6.375%, 08/15/32	424,877
512,000	HB Fuller Company
	4.250%, 10/15/28	478,582
800,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	801,792
920,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	864,073
	Mercer International, Inc.
1,107,000	5.125%, 02/01/29^	939,157
520,000	12.875%, 10/01/28*	557,960
1,015,000	OCI, NV*
	6.700%, 03/16/33	1,013,792
785,000	Owens-Brockway Glass Container, Inc.*
	7.250%, 05/15/31	777,409
1,194,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,139,983
521,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	202,190
		13,269,873
	Other (0.1%)
	Gen Digital, Inc.*
475,000	6.750%, 09/30/27	483,465
215,000	7.125%, 09/30/30^	222,497
		705,962
	Real Estate (0.4%)
834,000	EPR Properties^
	3.750%, 08/15/29	763,410
	Forestar Group, Inc.*
750,000	5.000%, 03/01/28	724,740
551,000	3.850%, 05/15/26	532,977
1,168,000	MIWD Holdco II, LLC / MIWD Finance Corp.*^
	5.500%, 02/01/30	1,093,447
		3,114,574
	Special Purpose Acquisition Companies (0.2%)
260,000	Clydesdale Acquisition Holdings, Inc.*
	6.875%, 01/15/30	259,504
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,045,000	6.750%, 01/15/30	927,312
524,000	4.625%, 01/15/29	490,186
		1,677,002
	Utilities (0.3%)
390,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	396,271
390,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	390,858
390,000	NiSource, Inc.^‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	395,058
379,000	PPL Capital Funding, Inc.‡
	8.261%, 03/30/67
	3 mo. LIBOR + 2.67%	377,780
	Vistra Corp.*‡
525,000	7.000%, 12/15/26
	5 year CMT + 5.74%	528,181
270,000	8.000%, 10/15/26
	5 year CMT + 6.93%	276,267
		2,364,415
	Total Corporate Bonds
	(Cost $318,939,934)	323,414,738

Convertible Bonds (102.3%)
	Communication Services (7.7%)
1,040,000	Cable One, Inc.µ
	0.000%, 03/15/26	930,987
8,750,000	Liberty Media Corp.*µ
	2.375%, 09/30/53	9,554,562
9,750,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	10,982,400
5,750,000	Match Group Financeco 3, Inc.*^µ
	2.000%, 01/15/30	5,091,798
16,500,000	Sea, Ltd.^
	0.250%, 09/15/26	14,569,830

See accompanying Notes to Schedule of Investments

7

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
17,500,000	Snap, Inc.*^
	0.500%, 05/01/30	$16,348,500
3,750,000	Zillow Group, Inc.^
	1.375%, 09/01/26	4,655,363
		62,133,440
	Consumer Discretionary (23.0%)
12,250,000	Airbnb, Inc.µ
	0.000%, 03/15/26	11,238,395
8,750,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	8,798,125
5,000,000	Booking Holdings, Inc.µ
	0.750%, 05/01/25	9,866,850
4,500,000	Carnival Corp.
	5.750%, 12/01/27	6,803,145
7,500,000	Chegg, Inc.
	0.000%, 09/01/26	6,203,175
7,320,000	DISH Network Corp.
	0.000%, 12/15/25	5,377,345
12,500,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	10,592,125
14,000,000	Etsy, Inc.µ
	0.125%, 09/01/27	11,962,300
18,500,000	Ford Motor Companyµ
	0.000%, 03/15/26	17,981,815
4,500,000	JD.com, Inc.*^
	0.250%, 06/01/29	4,221,315
2,620,000	Lucid Group, Inc.*
	1.250%, 12/15/26	1,649,002
11,000,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	10,108,780
8,750,000	Meritage Homes Corp.*
	1.750%, 05/15/28	9,688,000
12,250,000	Rivian Automotive, Inc.µ
	4.625%, 03/15/29	13,509,545
2,250,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	7,141,028
6,250,000	Shake Shack, Inc.
	0.000%, 03/01/28	5,397,125
3,500,000	Stride, Inc.^
	1.125%, 09/01/27	5,326,650
8,750,000	Trip.com Group, Ltd.*
	0.750%, 06/15/29	8,183,088
16,250,000	Vail Resorts, Inc.µ
	0.000%, 01/01/26	14,986,887
14,500,000	Wayfair, Inc.µ
	3.250%, 09/15/27	16,881,770
		185,916,465
	Consumer Staples (1.2%)
5,000,000	Post Holdings, Inc.^
	2.500%, 08/15/27	5,693,900
4,500,000	Spectrum Brands, Inc.*µ
	3.375%, 06/01/29	4,368,105
		10,062,005
	Energy (1.9%)
4,500,000	Kosmos Energy, Ltd.*
	3.125%, 03/15/30	4,714,830
5,265,000	Nabors Industries, Inc.
	1.750%, 06/15/29	4,416,387
4,500,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	5,733,045
	SunEdison, Inc.@
10,545,000	0.000%, 01/15/49*	105,450
1,027,000	0.000%, 10/01/49	10,270
		14,979,982
	Financials (1.6%)
4,500,000	Coinbase Global, Inc.*µ
	0.250%, 04/01/30	4,454,505
9,000,000	Global Payments, Inc.*^µ
	1.500%, 03/01/31	8,483,670
		12,938,175
	Health Care (17.5%)
5,000,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	5,411,150
6,000,000	Alphatec Holdings, Inc.
	0.750%, 08/01/26	5,772,120
10,250,000	CONMED Corp.µ
	2.250%, 06/15/27	9,231,867
13,500,000	CryoPort, Inc.*
	0.750%, 12/01/26	11,538,585
	Dexcom, Inc.µ
17,458,000	0.250%, 11/15/25	16,422,566
8,750,000	0.375%, 05/15/28	7,661,500
3,067,000	Enovis Corp.*
	3.875%, 10/15/28	3,327,511
	Exact Sciences Corp.µ
7,500,000	0.375%, 03/15/27	6,640,125
4,000,000	2.000%, 03/01/30*	3,695,440
7,750,000	Halozyme Therapeutics, Inc.µ
	1.000%, 08/15/28	8,900,410
2,278,000	Immunocore Holdings, PLC*
	2.500%, 02/01/30	1,996,781
1,750,000	Insmed, Inc.
	0.750%, 06/01/28	3,988,443
5,000,000	Insulet Corp.
	0.375%, 09/01/26	5,416,050
7,000,000	Integer Holdings Corp.
	2.125%, 02/15/28	10,240,720
4,750,000	Ionis Pharmaceuticals, Inc.^
	0.000%, 04/01/26	5,013,910
4,500,000	iRhythm Technologies, Inc.*
	1.500%, 09/01/29	4,118,985
10,905,000	Jazz Investments I, Ltd.µ
	2.000%, 06/15/26	10,688,100
3,040,000	Lantheus Holdings, Inc.^
	2.625%, 12/15/27	4,556,352
11,250,000	NeoGenomics, Inc.
	0.250%, 01/15/28	9,168,412
3,607,000	Pacira BioSciences, Inc.
	0.750%, 08/01/25	3,381,021
4,000,000	Sarepta Therapeutics, Inc.
	1.250%, 09/15/27	4,852,960
		142,023,008
	Industrials (6.9%)
4,750,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	6,675,080
3,500,000	Fluor Corp.*^
	1.125%, 08/15/29	4,294,780
7,750,000	John Bean Technologies Corp.
	0.250%, 05/15/26	7,159,295
4,500,000	Tetra Tech, Inc.*^
	2.250%, 08/15/28	5,454,405
	Uber Technologies, Inc.µ
21,750,000	0.000%, 12/15/25	22,481,888

See accompanying Notes to Schedule of Investments

8

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
8,646,000	0.875%, 12/01/28*	$9,665,190
		55,730,638
	Information Technology (35.9%)
4,500,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	4,885,245
	Akamai Technologies, Inc.
9,000,000	1.125%, 02/15/29*µ	8,971,650
4,750,000	0.375%, 09/01/27^	4,838,730
10,000,000	Bentley Systems, Inc.µ
	0.125%, 01/15/26	9,884,200
11,750,000	BILL Holdings, Inc.µ
	0.000%, 04/01/27	10,134,845
6,250,000	Confluent, Inc.µ
	0.000%, 01/15/27	5,449,563
5,250,000	CyberArk Software, Ltd.
	0.000%, 11/15/24	8,566,215
5,125,000	Datadog, Inc.
	0.125%, 06/15/25	6,809,126
6,750,000	DigitalOcean Holdings, Inc.µ
	0.000%, 12/01/26	5,745,938
10,012,000	Enphase Energy, Inc.µ
	0.000%, 03/01/26	9,279,522
2,250,000	Five9, Inc.µ
	0.500%, 06/01/25	2,151,135
4,250,000	Itron, Inc.*^
	1.375%, 07/15/30	4,328,115
5,500,000	MicroStrategy, Inc.*
	0.625%, 03/15/30	6,947,600
15,000,000	MKS Instruments, Inc.*µ
	1.250%, 06/01/30	15,829,200
	NCL Corp., Ltd.
6,500,000	1.125%, 02/15/27µ	6,079,320
5,000,000	2.500%, 02/15/27µ	4,776,800
3,250,000	5.375%, 08/01/25	3,843,125
3,500,000	Nutanix, Inc.
	0.250%, 10/01/27	3,851,820
4,250,000	Okta, Inc.µ
	0.375%, 06/15/26	3,909,490
18,500,000	ON Semiconductor Corp.µ
	0.500%, 03/01/29	19,086,820
3,250,000	Palo Alto Networks, Inc.µ
	0.375%, 06/01/25	10,612,290
6,750,000	Parsons Corp.*
	2.625%, 03/01/29	7,749,405
8,250,000	Rapid7, Inc.*
	1.250%, 03/15/29	7,597,590
12,250,000	Repay Holdings Corp.*
	0.000%, 02/01/26	11,179,228
6,250,000	Seagate HDD Cayman*
	3.500%, 06/01/28	8,528,125
15,000,000	Shift4 Payments, Inc.µ
	0.000%, 12/15/25	16,296,150
4,600,000	SK Hynix, Inc.
	1.750%, 04/11/30	7,912,230
13,500,000	Super Micro Computer, Inc.*µ
	0.000%, 03/01/29	12,805,425
10,750,000	Tyler Technologies, Inc.^
	0.250%, 03/15/26	13,025,452
13,250,000	Unity Software, Inc.µ
	0.000%, 11/15/26	11,535,582
4,250,000	Vertex, Inc.*
	0.750%, 05/01/29	5,462,780
8,750,000	Western Digital Corp.*µ
	3.000%, 11/15/28	12,765,725
7,000,000	Wix.com, Ltd.
	0.000%, 08/15/25	6,600,230
	Wolfspeed, Inc.
9,500,000	1.875%, 12/01/29	4,735,940
5,711,000	0.250%, 02/15/28	3,037,909
4,500,000	Zscaler, Inc.
	0.125%, 07/01/25	5,734,755
		290,947,275
	Materials (1.4%)
1,125,000	ATI, Inc.^~
	3.500%, 06/15/25	4,925,273
6,858,000	MP Materials Corp.*µ
	0.250%, 04/01/26	6,167,879
		11,093,152
	Other (0.0%)
525,000	Multiplan Corp.*
	6.000%, 10/15/27
	7.000% PIK rate	371,322

	Real Estate (0.7%)
6,500,000	Pebblebrook Hotel Trust
	1.750%, 12/15/26	5,806,580

	Utilities (4.5%)
4,500,000	CMS Energy Corp.
	3.375%, 05/01/28	4,592,430
16,500,000	PPL Capital Funding, Inc.µ
	2.875%, 03/15/28	16,400,340
14,500,000	Southern Companyµ
	3.875%, 12/15/25	15,364,635
		36,357,405
	Total Convertible Bonds
	(Cost $856,308,017)	828,359,447

Bank Loans (8.3%) ¡
	Airlines (0.2%)
698,250	Air Canada‡
	7.847%, 03/21/31
	3 mo. SOFR + 2.50%	701,417
660,000	American Airlines, Inc.‡
	10.294%, 04/20/28
	3 mo. SOFR + 4.75%	683,635
688,275	United Airlines, Inc.‡
	8.033%, 02/22/31
	3 mo. SOFR + 2.75%	691,840
		2,076,892
	Communication Services (1.1%)
57,316	Audacy Capital Corp.‡
	11.458%, 08/19/24
	1 mo. SOFR + 6.00%	57,387
498,721	Cincinnati Bell, Inc.‡
	8.694%, 11/22/28
	1 mo. SOFR + 3.25%	498,410
489,198	Clear Channel Outdoor Holdings, Inc.‡
	9.458%, 08/23/28
	1 mo. SOFR + 4.00%	491,644
1,994,778	CSC Holdings, LLC‡
	7.943%, 04/15/27
	1 mo. LIBOR + 2.50%	1,707,400

See accompanying Notes to Schedule of Investments

9

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
795,186	Directv Financing, LLC‡
	10.458%, 08/02/27
	1 mo. SOFR + 5.00%	$800,394
1,527,000	Entercom Media Corp.‡
	8.145%, 11/18/24
	3 mo. SOFR + 0.00%	723,416
775,000	Gray Television, Inc.‡
	10.593%, 06/04/29
	1 mo. SOFR + 5.25%	754,443
773,028	Sinclair Television Group, Inc.‡
	9.194%, 04/21/29
	1 mo. SOFR + 3.75%	550,624
1,050,000	Telesat Canada‡
	8.359%, 12/07/26
	3 mo. SOFR + 2.75%	508,268
1,050,000	TripAdvisor, Inc.‡
	8.094%, 07/08/31
	1 mo. SOFR + 2.75%	1,050,872
1,075,000	Virgin Media Bristol, LLC!
	0.000%, 01/31/28	1,037,902
533,587	Windstream Services, LLC‡
	11.694%, 09/21/27
	1 mo. SOFR + 6.25%	537,589
		8,718,349

	Consumer Discretionary (1.9%)
548,625	Adient U.S., LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	552,205
768,000	American Axle & Manufacturing, Inc.‡
	8.326%, 12/12/29
	1 mo. SOFR + 3.00%	773,038
1,521,025	Caesars Entertainment, Inc.‡
	8.097%, 02/06/30
	1 mo. SOFR + 3.25%	1,528,630
928,377	Carnival Corp.‡
	8.094%, 10/18/28
	1 mo. SOFR + 2.75%	935,344
801,194	Carnival Corp.‡
	8.094%, 08/08/27
	1 mo. SOFR + 2.75%	807,828
1,047,368	Flutter Financing, BV‡
	7.585%, 11/29/30	1,050,207
1,300,540	Hanesbrands, Inc.‡
	9.094%, 03/08/30
	1 mo. SOFR + 3.75%	1,306,639
810,912	Life Time Fitness, Inc.‡
	9.591%, 01/15/26
	3 mo. SOFR + 4.00%	815,980
1,179,045	Light & Wonder International, Inc.‡
	7.585%, 04/14/29	1,188,625
445,000	Peloton Interactive, Inc.‡
	11.346%, 05/23/29	446,112
2,263,627	PetSmart, Inc.‡
	9.194%, 02/11/28
	1 mo. SOFR + 3.75%	2,250,419
787,500	Staples, Inc.‡
	11.084%, 09/04/29	734,147
1,047,375	Station Casinos, LLC‡
	7.594%, 03/14/31
	1 mo. SOFR + 2.25%	1,050,323
641,750	TKC Holdings, Inc.‡
	11.109%, 05/15/28
	1 mo. SOFR + 5.50%	642,453
1,044,091	Windsor Holdings III, LLC‡
	9.345%, 08/01/30
	1 mo. SOFR + 4.00%	1,053,681
		15,135,631
	Consumer Staples (0.7%)
2,434,374	Amneal Pharmaceuticals, LLC‡
	10.844%, 05/04/28
	1 mo. SOFR + 5.50%	2,460,738
790,000	B&G Foods, Inc.!
	0.000%, 10/10/29	783,708
1,050,000	Fiesta Purchaser, Inc.‡
	9.344%, 02/12/31
	1 mo. SOFR + 4.00%	1,057,817
1,047,375	Star Parent, Inc.‡
	9.085%, 09/27/30
	3 mo. SOFR + 4.00%	1,050,349
658,350	United Natural Foods, Inc.‡
	10.099%, 05/01/31
	1 mo. SOFR + 4.75%	664,114
		6,016,726
	Energy (0.3%)
812,962	Buckeye Partners, LP‡
	7.344%, 11/22/30
	1 mo. SOFR + 2.00%	814,580
522,375	New Fortress Energy, Inc.‡
	10.252%, 10/27/28
	3 mo. SOFR + 5.00%	516,010
1,544,035	Par Petroleum, LLC‡
	9.064%, 02/28/30
	3 mo. SOFR + 3.75%	1,555,615
		2,886,205
	Financials (1.4%)
1,412,538	Advisor Group, Inc.‡
	9.344%, 08/17/28
	1 mo. SOFR + 4.00%	1,393,553
859,913	Alliant Holdings Intermediate, LLC‡
	8.845%, 11/06/30
	1 mo. SOFR + 3.50%	864,535
774,160	Amynta Agency Borrower, Inc.‡
	9.099%, 02/28/28
	1 mo. SOFR + 3.75%	776,788
1,296,750	AssuredPartners, Inc.‡
	8.844%, 02/14/31
	1 mo. SOFR + 3.50%	1,302,592
784,085	Avolon TLB Borrower 1 (US), LLC‡
	7.345%, 06/22/28
	1 mo. SOFR + 2.00%	787,535
548,625	Broadstreet Partners, Inc.‡
	8.594%, 06/14/31
	1 mo. SOFR + 3.25%	550,276
1,097,250	HUB International, Ltd.‡
	8.532%, 06/20/30
	3 mo. SOFR + 3.25%	1,099,856
781,075	Iron Mountain, Inc.‡
	7.344%, 01/31/31
	1 mo. SOFR + 2.00%	779,856
1,833,774	Jazz Financing Lux Sarl‡
	7.594%, 05/05/28
	1 mo. SOFR + 2.25%	1,839,010

See accompanying Notes to Schedule of Investments

10

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
775,000	Level 3 Financing, Inc.‡
	11.910%, 04/15/29
	1 mo. SOFR + 6.56%	$770,017
1,050,000	VFH Parent, LLC‡
	8.094%, 06/21/31
	1 mo. SOFR + 2.75%	1,052,294
		11,216,312
	Health Care (0.5%)
156,290	Icon Luxembourg Sarl‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	157,444
1,152,941	Padagis, LLC‡
	10.326%, 07/06/28
	3 mo. SOFR + 4.75%	1,115,471
38,940	PRA Health Sciences, Inc.‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	39,227
2,563,743	Team Health Holdings, Inc.‡
	10.502%, 03/02/27
	3 mo. SOFR + 5.25%	2,413,123
7,373	Team Health Holdings, Inc.‡
	10.593%, 03/02/27
	1 mo. SOFR + 5.25%	6,940
		3,732,205
	Industrials (0.5%)
1,036,059	ACProducts, Inc.‡
	9.846%, 05/17/28
	3 mo. SOFR + 4.25%	829,500
982,637	ChampionX Corp.‡
	8.197%, 06/07/29
	1 mo. SOFR + 2.75%	988,164
1,050,000	MI Windows & Doors, LLC‡
	8.844%, 03/28/31
	1 mo. SOFR + 3.50%	1,054,688
259,350	Reynolds Group Holdings, Inc.‡
	7.849%, 09/24/28
	1 mo. SOFR + 2.50%	260,188
255,000	Reynolds Group Holdings, Inc.!
	0.000%, 09/24/28	255,824
1,062,338	TransDigm, Inc.‡
	7.846%, 02/28/31
	1 mo. SOFR + 3.25%	1,066,258
		4,454,622
	Information Technology (0.8%)
1,396,383	Banff Merger Sub, Inc.‡
	9.597%, 12/29/28
	1 mo. SOFR + 4.25%	1,392,089
806,958	Camelot US Acquisition, LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	808,673
457,975	Central Parent, Inc.‡
	8.585%, 07/06/29	454,073
999,277	Dun & Bradstreet Corp.‡
	8.097%, 01/18/29
	1 mo. SOFR + 2.75%	1,002,600
329,152	Endure Digital, Inc.‡
	8.949%, 02/10/28
	1 mo. SOFR + 3.50%	295,907
889,943	II-VI, Inc.‡
	7.844%, 07/02/29
	1 mo. SOFR + 2.50%	893,725
782,719	SS&C Technologies, Inc.‡
	7.344%, 05/09/31
	1 mo. SOFR + 2.00%	786,504
510,000	UKG, Inc.‡
	8.555%, 02/10/31
	3 mo. SOFR + 3.50%	512,116
		6,145,687
	Materials (0.7%)
779,113	Chemours Company‡
	8.844%, 08/18/28
	1 mo. SOFR + 3.50%	779,763
600,000	Ineos U.S. Finance, LLC!
	0.000%, 02/18/30	598,287
1,042,125	Ineos US Finance LLC‡
	8.594%, 02/18/30
	1 mo. SOFR + 3.25%	1,039,150
1,301,808	LSF11 A5 Holdco, LLC‡
	8.958%, 10/15/28
	1 mo. SOFR + 3.50%	1,305,876
639,755	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	3 mo. SOFR + 2.50%	500,886
136,647	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	1 mo. SOFR + 2.50%	106,986
1,064,958	W.R. Grace & Co.-Conn.‡
	8.594%, 09/22/28
	1 mo. SOFR + 3.25%	1,072,013
		5,402,961
	Special Purpose Acquisition Companies (0.2%)
519,400	Clydesdale Acquisition Holdings, Inc.‡
	9.119%, 04/13/29
	1 mo. SOFR + 3.68%	520,460
259,038	Fertitta Entertainment, LLC‡
	9.079%, 01/27/29
	1 mo. SOFR + 3.75%	259,969
1,041,450	Patagonia Holdco, LLC‡
	11.073%, 08/01/29
	3 mo. SOFR + 5.75%	970,506
		1,750,935
	Total Bank Loans
	(Cost $68,426,954)	67,536,525

NUMBER OF
SHARES		VALUE

Common Stocks (0.3%)
	Communication Services (0.0%)
21,970	Altice USA, Inc. - Class A^#	45,917
7,383	Cumulus Media, Inc. - Class A#	14,766
		60,683
	Energy (0.3%)
4,350	Cheniere Energy Partners, LP	229,071
72,575	Energy Transfer, LP	1,180,795
43,085	Enterprise Products Partners, LP	1,243,433
7,238	Ep Energy Corp.#	12,667

See accompanying Notes to Schedule of Investments

11

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
35	Gulfport Energy Corp.µ#	$5,152
		2,671,118
	Total Common Stocks
	(Cost $2,822,064)	2,731,801

Convertible Preferred Stocks (4.1%)
	Energy (0.0%)
29	Gulfport Energy Corp.#
	10.000%, 09/03/24
	15.000% PIK rate	311,750

	Financials (2.1%)
89,885	Apollo Global Management, Inc.
	6.750%, 07/31/26	6,112,180
8,775	Bank of America Corp.‡‡
	7.250%, 12/31/49	10,503,763
		16,615,943
	Industrials (0.6%)
81,495	Chart Industries, Inc.
	6.750%, 12/15/25	5,070,619

	Utilities (1.4%)
	NextEra Energy, Inc.^
194,000	6.926%, 09/01/25	8,567,040
44,360	7.299%, 06/01/27#	2,308,938
		10,875,978
	Total Convertible Preferred Stocks
	(Cost $33,068,155)	32,874,290

Preferred Stocks (0.1%)
	Communication Services (0.1%)
	United States Cellular Corp.
12,900	5.500%, 06/01/70	263,160
12,370	5.500%, 03/01/70^	252,348
		515,508
	Consumer Discretionary (0.0%)
6,662	Guitar Center, Inc.	249,825

	Total Preferred Stocks
	(Cost $1,166,613)	765,333

Warrants (0.0%) #
	Energy (0.0%)
52,447	Mcdermott International, Ltd.
	06/30/27, Strike $15.98	5
47,202	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	5

	Total Warrants
	(Cost $20,125)	10

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (0.2%) #
	Other (0.2%)
1,100	Invesco QQQ Trust Series 1
51,817,700	Put, 01/17/25, Strike $430.00	$1,085,700

	Industrials (0.0%)
3,500	American Airlines Group, Inc.
3,724,000	Call, 06/20/25, Strike $17.00	113,750

	Total Purchased Options
	(Cost $1,761,911)	1,199,450

TOTAL INVESTMENTS (155.3%)
(Cost $1,283,307,090)		1,257,680,262

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.9%)		(145,000,000)

LIABILITIES, LESS OTHER ASSETS (-37.4%)		(302,900,414)

NET ASSETS (100.0%)		$809,779,848

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $440,592,676.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,751,208.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
‡‡	Perpetual maturity.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$798,668	$—	$798,668
Corporate Bonds	—	323,414,738	—	323,414,738
Convertible Bonds	—	828,359,447	—	828,359,447
Bank Loans	—	67,536,525	—	67,536,525
Common Stocks	2,719,134	12,667	—	2,731,801
Convertible Preferred Stocks	32,562,540	311,750	—	32,874,290
Preferred Stocks	515,508	249,825	—	765,333
Warrants	—	10	—	10
Purchased Options	1,199,450	—	—	1,199,450
Total	$36,996,632	$1,220,683,630	$—	$1,257,680,262

See accompanying Notes to Schedule of Investments

13

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Asset Backed Security (0.0%)
	Other (0.0%)
955,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $891,315)	$897,327

Corporate Bonds (14.4%)
	Airlines (0.2%)
1,015,897	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	998,170
416,135	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	421,652
1,170,960	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	1,084,004
515,667	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	512,573
1,087,770	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	1,012,268
897,628	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	926,846
		4,955,513
	Communication Services (1.2%)
900,000	Altice France Holding, SA*
	10.500%, 05/15/27	342,126
1,400,000	Altice France, SA*
	5.500%, 10/15/29	986,468
1,415,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,347,207
1,270,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	1,056,742
	Audacy Capital Corp.*@
1,479,000	6.750%, 03/31/29	61,260
538,000	6.500%, 05/01/27	23,903
1,070,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	1,008,882
	Clear Channel Outdoor Holdings, Inc.*
600,000	7.875%, 04/01/30	611,310
530,000	9.000%, 09/15/28^	563,782
1,665,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,505,460
	CSC Holdings, LLC*
1,800,000	4.625%, 12/01/30	719,460
1,395,000	4.500%, 11/15/31	961,866
1,250,000	5.750%, 01/15/30	505,400
571,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	550,381
1,210,000	Frontier California, Inc.
	6.750%, 05/15/27	1,183,682
298,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	312,474
1,933,000	Frontier Florida, LLC
	6.860%, 02/01/28	1,968,084
1,785,000	Frontier North, Inc.
	6.730%, 02/15/28	1,774,504
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
1,030,000	3.500%, 03/01/29	937,527
301,000	5.250%, 12/01/27	296,681
600,000	Gray Television, Inc.*
	5.375%, 11/15/31	388,122
302,000	Hughes Satellite Systems Corp.
	6.625%, 08/01/26	142,034
	iHeartCommunications, Inc.
750,000	8.375%, 05/01/27	306,600
450,000	5.250%, 08/15/27*^	295,024
1,000,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	934,090
875,638	Ligado Networks, LLC*
	15.500%, 11/01/23	141,556
	Lumen Technologies, Inc.
900,000	7.600%, 09/15/39	386,874
600,000	4.000%, 02/15/27*	385,032
300,000	7.650%, 03/15/42	124,527
596,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	515,600
	Paramount Global
1,160,000	4.900%, 08/15/44	848,528
286,000	6.375%, 03/30/62‡
	5 year CMT + 4.00%	263,389
419,000	Qwest Corp.
	7.250%, 09/15/25	416,226
235,000	Rogers Communications, Inc.*‡
	5.250%, 03/15/82
	5 year CMT + 3.59%	227,713
	Scripps Escrow II, Inc.*
591,000	3.875%, 01/15/29	385,421
295,000	5.375%, 01/15/31	143,680
985,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	685,639
	Sirius XM Radio, Inc.*
1,500,000	5.500%, 07/01/29	1,436,055
1,498,000	3.875%, 09/01/31	1,252,238
585,000	3.125%, 09/01/26	557,025
1,084,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	650,638
1,350,000	Stagwell Global, LLC*
	5.625%, 08/15/29	1,273,698
591,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	270,418
	Time Warner Cable, LLC
900,000	6.550%, 05/01/37	880,902
480,000	7.300%, 07/01/38	500,011
1,066,000	United States Cellular Corp.
	6.700%, 12/15/33	1,142,688
906,000	Univision Communications, Inc.*
	8.000%, 08/15/28	911,463
600,000	Viasat, Inc.*
	5.625%, 04/15/27	564,144

See accompanying Notes to Schedule of Investments

1

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
125,000	Vodafone Group, PLC‡
	7.000%, 04/04/79
	U.S. 5 yr Swap + 4.87%	$129,309
		32,875,843
	Consumer Discretionary (3.0%)
1,800,000	Adams Homes, Inc.*
	9.250%, 10/15/28	1,869,516
905,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	952,359
1,050,000	American Axle & Manufacturing, Inc.^
	5.000%, 10/01/29	962,692
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
1,043,000	4.625%, 08/01/29	963,878
301,000	6.625%, 01/15/28	302,902
1,487,000	At Home Group, Inc.*
	4.875%, 07/15/28	566,131
	Bath & Body Works, Inc.
1,577,000	6.694%, 01/15/27	1,607,168
875,000	6.875%, 11/01/35	888,283
800,000	Benteler International AG*
	10.500%, 05/15/28	854,832
	Caesars Entertainment, Inc.*
728,000	4.625%, 10/15/29^	677,033
605,000	8.125%, 07/01/27	618,116
	Carnival Corp.*
601,000	4.000%, 08/01/28	569,219
596,000	7.625%, 03/01/26	602,383
75,000	7.000%, 08/15/29	78,355
	Carvana Company*
257,434	14.000%, 06/01/31	300,359
217,140	13.000%, 06/01/30	239,610
143,434	12.000%, 12/01/28	155,088
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,650,000	4.750%, 03/01/30	2,373,340
2,110,000	4.500%, 08/15/30	1,848,339
1,460,000	5.125%, 05/01/27	1,418,799
1,370,000	6.375%, 09/01/29	1,334,544
1,198,000	4.250%, 02/01/31	1,020,552
620,000	5.000%, 02/01/28	590,810
596,000	4.750%, 02/01/32	511,213
596,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	584,587
900,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op^
	5.250%, 07/15/29	877,194
600,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	609,270
	Dana, Inc.
985,000	4.250%, 09/01/30	871,006
896,000	4.500%, 02/15/32	784,152
	DISH DBS Corp.
1,265,000	5.125%, 06/01/29	534,716
895,000	5.250%, 12/01/26*	745,598
739,000	7.375%, 07/01/28	342,985
600,000	5.750%, 12/01/28*	441,816
476,000	7.750%, 07/01/26	306,920
1,200,000	DISH Network Corp.*
	11.750%, 11/15/27	1,201,704
1,675,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,618,368
1,308,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	1,296,189
1,240,000	Ford Motor Company
	6.100%, 08/19/32	1,256,095
	Ford Motor Credit Company, LLC
1,885,000	4.000%, 11/13/30	1,714,200
1,555,000	7.200%, 06/10/30	1,661,906
1,450,000	5.113%, 05/03/29	1,420,144
1,100,000	7.350%, 11/04/27	1,159,147
1,000,000	2.900%, 02/16/28	918,300
447,000	Gap, Inc.*
	3.875%, 10/01/31	376,428
600,000	General Motors Company
	5.200%, 04/01/45	540,456
	General Motors Financial Company, Inc.‡
310,000	5.700%, 09/30/30^
	5 year CMT + 5.00%	294,689
155,000	6.500%, 09/30/28
	3 mo. LIBOR + 3.44%	152,698
	goeasy, Ltd.*
2,100,000	9.250%, 12/01/28	2,253,069
1,079,000	7.625%, 07/01/29	1,106,148
	Goodyear Tire & Rubber Company^
1,200,000	5.625%, 04/30/33	1,105,968
635,000	5.250%, 07/15/31	594,519
	Group 1 Automotive, Inc.*
775,000	6.375%, 01/15/30	783,045
511,000	4.000%, 08/15/28	476,686
680,000	Guitar Center, Inc.*^
	8.500%, 01/15/26	608,049
1,530,900	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	11.000%, 04/15/29	1,461,458
915,000	International Game Technology, PLC*
	6.250%, 01/15/27	923,885
298,988	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	305,745
1,355,000	Kohl's Corp.
	5.550%, 07/17/45	900,519
1,200,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	1,258,752
1,175,000	Liberty Interactive, LLC
	8.250%, 02/01/30	607,240
1,159,000	Life Time, Inc.*
	8.000%, 04/15/26	1,177,127
600,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	626,196
450,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	468,824
767,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	767,721
780,000	M/I Homes, Inc.
	3.950%, 02/15/30	711,703
	Macy's Retail Holdings, LLC
1,392,000	6.700%, 07/15/34*	1,227,772
905,000	4.300%, 02/15/43	651,138
600,000	MGM Resorts International
	6.500%, 04/15/32	602,550

See accompanying Notes to Schedule of Investments

2

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,518,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	$1,434,692
725,000	Newell Brands, Inc.
	5.700%, 04/01/26	724,036
	Nordstrom, Inc.
605,000	6.950%, 03/15/28	620,034
600,000	5.000%, 01/15/44	479,352
551,000	4.250%, 08/01/31	491,509
1,783,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	1,666,962
1,370,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	1,213,258
605,000	Phinia, Inc.*
	6.750%, 04/15/29	618,014
1,670,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	1,250,696
600,000	QVC, Inc.
	5.450%, 08/15/34	382,542
600,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	648,588
2,333,000	Rite Aid Corp.*@
	8.000%, 11/15/26	1,033,939
	Royal Caribbean Cruises, Ltd.*
600,000	7.250%, 01/15/30	629,484
150,000	6.250%, 03/15/32	152,915
1,670,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	1,511,400
1,800,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	1,854,450
748,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	684,839
837,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	807,780
1,270,000	Station Casinos, LLC*
	4.500%, 02/15/28	1,208,011
1,200,000	STL Holding Company, LLC*
	8.750%, 02/15/29	1,250,928
707,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	708,202
300,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	327,423
1,355,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	1,352,168
	ZF North America Capital, Inc.*
1,200,000	7.125%, 04/14/30	1,247,244
400,000	6.875%, 04/23/32	413,592
400,000	6.750%, 04/23/30	408,588
		82,752,849
	Consumer Staples (0.6%)
1,739,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	1,768,267
300,000	B&G Foods, Inc.*
	8.000%, 09/15/28	306,276
	Brink's Company*
600,000	6.500%, 06/15/29	612,102
300,000	6.750%, 06/15/32	306,081
1,358,000	Central Garden & Pet Company*
	4.125%, 04/30/31	1,209,829
1,349,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	1,256,216
	Energizer Holdings, Inc.*
1,641,000	4.375%, 03/31/29	1,516,169
298,000	6.500%, 12/31/27^	299,985
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
1,195,000	5.500%, 01/15/30^	1,196,888
740,000	5.125%, 02/01/28^	740,614
320,000	5.750%, 04/01/33	322,822
290,000	Land O' Lakes, Inc.*
	7.000%, 09/18/28	227,717
751,000	New Albertsons, LP
	7.750%, 06/15/26	771,570
1,192,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	1,104,984
900,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	837,126
600,000	Post Holdings, Inc.*
	6.250%, 02/15/32	608,934
1,124,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	992,661
605,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	609,235
1,015,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	929,273
1,257,000	Vector Group, Ltd.*
	5.750%, 02/01/29	1,208,442
		16,825,191
	Energy (2.1%)
1,187,000	Apache Corp.
	5.100%, 09/01/40	1,042,649
	Buckeye Partners, LP
900,000	6.875%, 07/01/29*	914,760
600,000	5.850%, 11/15/43	535,662
591,000	Cheniere Energy, Inc.
	4.625%, 10/15/28	579,919
892,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	902,847
1,688,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	1,818,212
	Continental Resources, Inc.
600,000	4.900%, 06/01/44	507,138
600,000	2.875%, 04/01/32*^	498,624
921,000	DT Midstream, Inc.*
	4.125%, 06/15/29	861,955
	Earthstone Energy Holdings, LLC*
1,176,000	8.000%, 04/15/27	1,213,714
450,000	9.875%, 07/15/31	501,570
	Enbridge, Inc.‡
760,000	7.200%, 06/27/54
	5 year CMT + 2.97%	776,728
737,000	7.375%, 01/15/83
	5 year CMT + 3.71%	743,567
600,000	7.375%, 03/15/55
	5 year CMT + 3.12%	608,568
395,000	5.750%, 07/15/80
	5 year CMT + 5.31%	375,084
1,200,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	1,261,800

See accompanying Notes to Schedule of Investments

3

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Energy Transfer, LP‡
1,735,000	8.527%, 11/01/66
	3 mo. SOFR + 3.28%	$1,685,795
1,015,000	6.500%, 11/15/26
	5 year CMT + 5.69%	1,010,321
155,000	8.000%, 05/15/54
	5 year CMT + 4.02%	165,139
	EnLink Midstream Partners, LP
1,775,000	9.711%, 09/03/24‡
	3 mo. LIBOR + 4.11%	1,762,539
1,285,000	4.850%, 07/15/26	1,271,045
745,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	777,601
	Enterprise Products Operating, LLC‡
80,000	5.250%, 08/16/77
	3 mo. SOFR + 3.29%	77,434
75,000	8.574%, 08/16/77
	3 mo. LIBOR + 2.99%	74,919
	EQM Midstream Partners, LP*
1,970,000	7.500%, 06/01/27	2,026,972
600,000	6.375%, 04/01/29	613,014
	Genesis Energy, LP / Genesis Energy Finance Corp.
885,000	8.875%, 04/15/30	938,020
525,000	7.875%, 05/15/32	536,335
	Gulfport Energy Corp.
1,190,000	8.000%, 05/17/26*	1,207,541
306,527	8.000%, 05/17/26	311,045
1,670,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	1,635,882
600,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	618,522
1,200,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	1,236,336
1,162,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	1,160,606
1,212,000	Matador Resources Company*
	6.500%, 04/15/32	1,219,078
	Moss Creek Resources Holdings, Inc.*
600,000	10.500%, 05/15/27	615,600
540,000	7.500%, 01/15/26	541,053
	Nabors Industries, Inc.*
900,000	7.375%, 05/15/27	917,388
450,000	9.125%, 01/31/30	481,901
900,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	885,528
773,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	760,230
1,255,000	Oceaneering International, Inc.
	6.000%, 02/01/28	1,245,010
1,270,000	Parkland Corp.*~
	5.875%, 07/15/27	1,268,794
633,000	Patterson-UTI Energy, Inc.
	5.150%, 11/15/29	627,005
	Permian Resources Operating, LLC*
303,000	6.250%, 02/01/33	303,058
300,000	7.000%, 01/15/32	310,626
1,390,000	Plains All American Pipeline, LP‡
	9.694%, 09/03/24
	3 mo. LIBOR + 4.11%	1,391,668
1,670,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	1,585,582
593,000	Southwestern Energy Company
	4.750%, 02/01/32	554,763
1,200,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	1,227,216
	Transocean, Inc.*
1,215,000	8.250%, 05/15/29	1,241,451
1,086,300	8.750%, 02/15/30	1,144,384
	Venture Global Calcasieu Pass, LLC*
750,000	6.250%, 01/15/30	771,960
300,000	4.125%, 08/15/31	273,108
300,000	3.875%, 08/15/29	278,028
	Venture Global LNG, Inc.*
1,505,000	8.375%, 06/01/31	1,581,695
900,000	8.125%, 06/01/28	937,017
635,000	7.000%, 01/15/30	642,582
600,000	9.875%, 02/01/32	666,252
600,000	9.500%, 02/01/29	667,566
	Vital Energy, Inc.
685,000	7.750%, 07/31/29*	693,747
630,000	7.875%, 04/15/32*	641,579
464,000	9.750%, 10/15/30	508,242
1,200,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	1,171,956
1,505,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	1,567,728
		56,973,658
	Financials (3.0%)
1,900,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	1,935,226
1,789,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	1,814,565
255,000	Aircastle, Ltd.*‡
	5.250%, 06/15/26
	5 year CMT + 4.41%	249,150
2,100,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	2,086,581
140,000	Allstate Corp.‡
	8.522%, 08/15/53
	3 mo. LIBOR + 2.94%	140,367
	Ally Financial, Inc.
1,782,000	4.700%, 05/15/26‡
	5 year CMT + 3.87%	1,628,801
850,000	4.700%, 05/15/28‡
	7 year CMT + 3.48%	708,211
489,000	8.000%, 11/01/31	551,176
250,000	American International Group, Inc.‡
	5.750%, 04/01/48
	3 mo. LIBOR + 2.87%	247,440
2,365,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	2,231,614
460,000	Ares Finance Company III, LLC*‡
	4.125%, 06/30/51
	5 year CMT + 3.24%	433,375
888,000	Aviation Capital Group, LLC*
	3.500%, 11/01/27	843,422
350,000	AXIS Specialty Finance, LLC‡
	4.900%, 01/15/40
	5 year CMT + 3.19%	326,998

See accompanying Notes to Schedule of Investments

4

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,200,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	$1,238,496
	Bank of America Corp.‡
439,000	6.125%, 04/27/27^
	5 year CMT + 3.23%	440,352
300,000	4.300%, 01/28/25
	3 mo. SOFR + 2.93%	294,591
135,000	6.250%, 09/05/24
	3 mo. SOFR + 3.97%	135,034
135,000	6.100%, 03/17/25
	3 mo. SOFR + 4.16%	134,816
763,000	Bank of New York Mellon Corp.‡
	4.700%, 09/20/25
	5 year CMT + 4.36%	752,059
	BP Capital Markets, PLC‡
285,000	4.375%, 06/22/25
	5 year CMT + 4.04%	280,694
280,000	4.875%, 03/22/30
	5 year CMT + 4.40%	266,168
600,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	639,468
1,779,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,717,002
1,435,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	1,359,820
1,200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	1,188,576
458,000	Capital One Financial Corp.‡
	3.950%, 09/01/26
	5 year CMT + 3.16%	423,160
	Charles Schwab Corp.‡
285,000	5.375%, 06/01/25
	5 year CMT + 4.97%	282,686
147,000	4.000%, 12/01/30
	10 year CMT + 3.08%	124,294
135,000	4.000%, 06/01/26
	5 year CMT + 3.17%	126,182
	Citigroup, Inc.‡
509,000	3.875%, 02/18/26
	5 year CMT + 3.42%	483,433
160,000	7.000%, 08/15/34
	10 year CMT + 2.76%	162,539
155,000	7.200%, 05/15/29
	5 year CMT + 2.91%	159,168
150,000	7.625%, 11/15/28
	5 year CMT + 3.21%	156,159
150,000	4.000%, 12/10/25
	5 year CMT + 3.60%	143,952
140,000	5.950%, 05/15/25
	3 mo. USD LIBOR + 3.91%	139,154
	Citizens Financial Group, Inc.‡
450,000	4.000%, 10/06/26
	5 year CMT + 3.22%	408,033
155,000	5.650%, 10/06/25
	5 year CMT + 5.31%	152,497
315,000	Comerica, Inc.‡
	5.625%, 07/01/25
	5 year CMT + 5.29%	308,574
145,000	Corebridge Financial, Inc.‡
	6.875%, 12/15/52	147,353
	Credit Acceptance Corp.
1,165,000	6.625%, 03/15/26	1,166,037
800,000	9.250%, 12/15/28*	855,888
1,205,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	1,299,339
250,000	Depository Trust & Clearing Corp.*‡
	3.375%, 06/20/26
	5 year CMT + 2.61	234,203
	Discover Financial Services‡
275,000	5.500%, 10/30/27
	3 mo. SOFR + 3.34%	248,812
245,000	6.125%, 06/23/25
	5 year CMT + 5.78%	244,025
335,000	Enstar Finance, LLC‡
	5.500%, 01/15/42
	5 year CMT + 4.01%	299,936
605,000	Fifth Third Bancorp‡
	4.500%, 09/30/25
	5 year CMT + 4.22%	588,502
70,000	First Citizens BancShares, Inc.‡
	9.573%, 01/04/27
	3 mo. SOFR + 4.23%	71,175
1,350,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	1,397,290
1,772,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	1,603,660
	Goldman Sachs Group, Inc.‡
310,000	4.400%, 02/10/25
	5 year CMT + 2.85%	304,870
153,000	4.125%, 11/10/26
	5 year CMT + 2.95%	143,387
150,000	7.500%, 05/10/29
	5 year CMT + 2.81%	154,808
149,000	7.500%, 02/10/29
	5 year CMT + 3.16%	156,151
1,250,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	1,316,625
655,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	685,739
	HUB International, Ltd.*
1,785,000	5.625%, 12/01/29	1,715,385
600,000	7.375%, 01/31/32	617,988
	Huntington Bancshares, Inc.‡
350,000	4.450%, 10/15/27
	7 year CMT + 4.05%	322,703
210,000	5.625%, 07/15/30
	10 year CMT + 4.95%	201,438
892,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	776,843
2,470,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	2,421,193
3,000,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	2,792,100
	JPMorgan Chase & Company‡
775,000	3.650%, 06/01/26^
	5 year CMT + 2.85%	736,513
300,000	6.100%, 10/01/24
	3 mo. SOFR + 3.59%	298,515

See accompanying Notes to Schedule of Investments

5

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
180,000	KeyCorp‡
	5.000%, 09/15/26
	3 mo. SOFR + 3.87%	$164,763
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
2,306,000	5.250%, 10/01/25	2,296,914
1,296,000	4.750%, 06/15/29	1,232,016
750,000	7.000%, 07/15/31	767,985
1,080,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	859,885
	Level 3 Financing, Inc.*
1,250,000	4.250%, 07/01/28	682,025
600,000	4.625%, 09/15/27	396,288
525,000	Liberty Mutual Group, Inc.*‡
	4.125%, 12/15/51
	5 year CMT + 3.32%	492,754
892,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	839,203
	M&T Bank Corp.‡
145,000	9.194%, 08/15/24
	3 mo. LIBOR + 3.61%	145,187
85,000	5.125%, 11/01/26
	3 mo. SOFR + 3.78%	81,438
80,000	5.000%, 02/01/25
	5 year CMT + 3.17%	79,596
1,200,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	1,270,440
280,000	Markel Corp.‡
	6.000%, 06/01/25
	5 year CMT + 5.66%	278,527
	MetLife, Inc.
2,137,000	6.400%, 12/15/66	2,186,557
225,000	3.850%, 09/15/25^‡
	5 year CMT + 3.58%	218,545
1,615,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	1,569,828
780,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	710,908
600,000	Newmark Group, Inc.
	7.500%, 01/12/29	630,420
230,000	Northern Trust Corp.‡
	4.600%, 10/01/26
	3 mo. LIBOR + 3.20%	223,553
	OneMain Finance Corp.
900,000	9.000%, 01/15/29	955,080
820,000	3.875%, 09/15/28	751,563
600,000	7.500%, 05/15/31	617,382
600,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	610,986
442,000	PartnerRe Finance B, LLC‡
	4.500%, 10/01/50
	5 year CMT + 3.82%	405,075
1,871,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	1,843,515
	PNC Financial Services Group, Inc.‡
315,000	3.400%, 09/15/26
	5 year CMT + 2.60%	282,741
140,000	6.200%, 09/15/27
	5 year CMT + 3.24%	139,651
140,000	6.000%, 05/15/27
	5 year CMT + 3.00%	138,121
480,000	QBE Insurance Group, Ltd.*‡
	5.875%, 05/12/25
	5 year CMT + 5.51%	476,222
	RHP Hotel Properties, LP / RHP Finance Corp.*
1,355,000	4.500%, 02/15/29	1,285,001
1,200,000	6.500%, 04/01/32	1,214,364
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
560,000	3.875%, 03/01/31	498,898
555,000	3.625%, 03/01/29	510,267
275,000	2.875%, 10/15/26	260,021
900,000	Service Properties Trust
	8.375%, 06/15/29	896,373
160,000	State Street Corp.‡
	6.700%, 09/15/29
	5 year CMT + 2.63%	160,389
1,500,000	StoneX Group, Inc.*
	7.875%, 03/01/31	1,562,685
	Truist Financial Corp.‡
295,000	4.800%, 09/01/24
	5 year CMT + 3.00%	291,569
285,000	4.950%, 09/01/25
	5 year CMT + 4.61%	279,460
108,000	5.100%, 03/01/30^
	10 year CMT + 4.35%	101,408
320,000	U.S. Bancorp^‡
	5.300%, 04/15/27
	3 mo. SOFR + 3.18%	310,979
	United Wholesale Mortgage, LLC*
1,383,000	5.500%, 04/15/29	1,336,075
600,000	5.750%, 06/15/27	592,854
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
750,000	10.500%, 02/15/28	759,224
600,000	6.500%, 02/15/29	455,898
600,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	618,216
1,340,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	1,174,309
	Wells Fargo & Company‡
620,000	3.900%, 03/15/26
	5 year CMT + 3.45%	592,398
560,000	7.625%, 09/15/28^
	5 year CMT + 3.61	595,504
1,255,000	XHR, LP*
	6.375%, 08/15/25	1,255,891
		81,613,262
	Health Care (0.8%)
	CHS/Community Health Systems, Inc.*
2,392,000	6.125%, 04/01/30	1,828,851
900,000	10.875%, 01/15/32	967,455
663,000	6.875%, 04/15/29	544,548
149,000	5.250%, 05/15/30	130,232
	DaVita, Inc.*
1,395,000	3.750%, 02/15/31	1,208,475
1,326,000	4.625%, 06/01/30	1,215,942
	Embecta Corp.*
894,000	5.000%, 02/15/30	768,384
298,000	6.750%, 02/15/30	266,197

See accompanying Notes to Schedule of Investments

6

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Encompass Health Corp.
600,000	4.750%, 02/01/30	$573,864
600,000	4.500%, 02/01/28	580,488
1,369,000	HCA, Inc.
	7.500%, 11/06/33	1,549,092
350,000	Jazz Securities DAC*
	4.375%, 01/15/29	329,399
	Medline Borrower, LP*
1,484,000	5.250%, 10/01/29	1,435,533
1,480,000	3.875%, 04/01/29	1,382,290
150,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	153,293
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
2,200,000	5.125%, 04/30/31	2,024,286
500,000	4.125%, 04/30/28	470,320
	Tenet Healthcare Corp.
2,710,000	6.250%, 02/01/27	2,716,883
1,575,000	6.875%, 11/15/31	1,686,715
	Teva Pharmaceutical Finance Netherlands III, BV
1,520,000	5.125%, 05/09/29^	1,475,981
1,100,000	4.750%, 05/09/27	1,066,967
535,000	3.150%, 10/01/26	506,720
		22,881,915
	Industrials (1.9%)
1,200,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	1,227,264
1,355,000	ACCO Brands Corp.*
	4.250%, 03/15/29	1,239,107
1,170,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	1,167,695
	Air Lease Corp.‡
1,520,000	4.125%, 12/15/26
	5 year CMT + 3.15%	1,400,437
320,000	4.650%, 06/15/26
	5 year CMT + 4.08%	308,419
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,925,000	4.625%, 01/15/27	1,878,145
900,000	5.875%, 02/15/28	893,700
670,000	Arcosa, Inc.*
	4.375%, 04/15/29	632,413
3,100,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	799,831
937,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	862,480
	Bombardier, Inc.*
600,000	8.750%, 11/15/30	650,994
450,000	7.000%, 06/01/32	460,440
376,000	7.250%, 07/01/31	387,656
336,000	7.875%, 04/15/27	336,810
1,191,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	1,123,851
1,220,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	1,185,877
295,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	291,702
1,565,000	Deluxe Corp.*
	8.000%, 06/01/29	1,482,963
1,194,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	1,215,862
1,150,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	1,172,149
	EnerSys*
600,000	6.625%, 01/15/32	612,270
575,000	4.375%, 12/15/27	551,569
450,000	EquipmentShare.com, Inc.*
	8.625%, 05/15/32	467,802
733,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	714,902
	Graphic Packaging International, LLC*
750,000	4.750%, 07/15/27	736,178
551,000	3.500%, 03/01/29	501,410
1,303,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	1,172,843
2,775,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	2,538,875
	Herc Holdings, Inc.*
1,500,000	5.500%, 07/15/27	1,488,615
600,000	6.625%, 06/15/29	613,110
	JELD-WEN, Inc.*
721,000	4.625%, 12/15/25	711,194
625,000	4.875%, 12/15/27	596,319
1,940,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,843,058
1,200,000	Knife River Holding Company*
	7.750%, 05/01/31	1,263,624
298,000	MasTec, Inc.*^
	4.500%, 08/15/28	288,369
600,000	Masterbrand, Inc.*
	7.000%, 07/15/32	616,938
722,000	Moog, Inc.*
	4.250%, 12/15/27	692,051
1,472,000	Newfold Digital Holdings Group, Inc.*^
	6.000%, 02/15/29	1,016,239
1,140,000	Novelis Corp.*
	4.750%, 01/30/30	1,075,658
450,000	OI European Group, BV*
	4.750%, 02/15/30	414,738
775,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	733,166
	Sealed Air Corp.*
933,000	6.125%, 02/01/28	941,612
300,000	6.500%, 07/15/32	303,984
298,000	5.000%, 04/15/29	288,613
300,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	312,705
650,000	Sensata Technologies, BV*
	4.000%, 04/15/29	602,973
	Sensata Technologies, Inc.*
593,000	3.750%, 02/15/31	524,758
300,000	6.625%, 07/15/32	305,319
1,165,000	Standard Industries, Inc.*
	5.000%, 02/15/27	1,141,129
100,000	Stanley Black & Decker, Inc.‡
	4.000%, 03/15/60
	5 year CMT + 2.66%	92,514

See accompanying Notes to Schedule of Investments

7

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
957,000	Stericycle, Inc.*
	3.875%, 01/15/29	$911,093
	TransDigm, Inc.*
1,295,000	6.875%, 12/15/30	1,333,397
900,000	6.750%, 08/15/28	918,729
450,000	7.125%, 12/01/31	468,185
298,000	6.625%, 03/01/32	305,128
583,000	Tronox, Inc.*
	4.625%, 03/15/29	531,713
395,059	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	370,178
1,191,000	Vertiv Group Corp.*
	4.125%, 11/15/28	1,130,140
1,251,000	Wabash National Corp.*
	4.500%, 10/15/28	1,143,677
1,050,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	1,043,143
	Williams Scotsman, Inc.*
703,000	4.625%, 08/15/28	669,889
600,000	7.375%, 10/01/31	624,294
450,000	6.625%, 06/15/29	458,577
		51,788,473
	Information Technology (0.6%)
296,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	280,164
692,000	Coherent Corp.*
	5.000%, 12/15/29	660,071
524,000	Dell International, LLC / EMC Corp.
	6.020%, 06/15/26	532,767
596,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	567,833
586,000	Fair Isaac Corp.*
	4.000%, 06/15/28	552,135
1,315,000	KBR, Inc.*
	4.750%, 09/30/28	1,252,288
	MPH Acquisition Holdings, LLC*
1,300,000	5.750%, 11/01/28	778,284
595,000	5.500%, 09/01/28	465,665
600,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	638,358
589,000	NCR Voyix Corp.*
	5.125%, 04/15/29	563,290
886,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	828,942
	Open Text Corp.*
855,000	3.875%, 02/15/28	799,545
600,000	6.900%, 12/01/27	622,896
447,000	3.875%, 12/01/29	406,162
447,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	398,728
1,035,000	Playtika Holding Corp.*
	4.250%, 03/15/29	922,878
1,645,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	1,532,087
	Twilio, Inc.
830,000	3.625%, 03/15/29	754,080
298,000	3.875%, 03/15/31	267,708
450,000	UKG, Inc.*
	6.875%, 02/01/31	462,596
1,475,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,282,099
600,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	616,920
1,355,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	1,238,917
		16,424,413
	Materials (0.5%)
623,000	ArcelorMittal, SA
	7.000%, 10/15/39	687,599
600,000	ATI, Inc.
	5.875%, 12/01/27	596,406
295,000	Carpenter Technology Corp.
	7.625%, 03/15/30	308,054
1,195,000	Chemours Company*
	4.625%, 11/15/29	1,047,884
1,880,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,778,912
900,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	908,325
	Commercial Metals Company
596,000	4.125%, 01/15/30	552,564
298,000	4.375%, 03/15/32	272,789
	Constellium, SE*
925,000	3.750%, 04/15/29	845,126
450,000	6.375%, 08/15/32	449,869
590,000	HB Fuller Company
	4.250%, 10/15/28	551,491
900,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	902,016
1,050,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	986,170
	Mercer International, Inc.
1,266,000	5.125%, 02/01/29	1,074,049
600,000	12.875%, 10/01/28*	643,800
1,175,000	OCI, NV*
	6.700%, 03/16/33	1,173,602
900,000	Owens-Brockway Glass Container, Inc.*
	7.250%, 05/15/31	891,297
1,328,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,267,921
589,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	228,579
		15,166,453
	Other (0.0%)
	Gen Digital, Inc.*
625,000	6.750%, 09/30/27	636,137
325,000	7.125%, 09/30/30	336,333
		972,470
	Real Estate (0.1%)
953,000	EPR Properties
	3.750%, 08/15/29	872,338
	Forestar Group, Inc.*
862,000	5.000%, 03/01/28	832,968
630,000	3.850%, 05/15/26	609,393
1,341,000	MIWD Holdco II, LLC / MIWD Finance Corp.*^
	5.500%, 02/01/30	1,255,404
		3,570,103

See accompanying Notes to Schedule of Investments

8

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Special Purpose Acquisition Companies (0.1%)
305,000	Clydesdale Acquisition Holdings, Inc.*
	6.875%, 01/15/30	$304,418
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,195,000	6.750%, 01/15/30	1,060,419
596,000	4.625%, 01/15/29	557,540
		1,922,377
	Utilities (0.3%)
612,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	621,841
340,000	Algonquin Power & Utilities Corp.‡
	4.750%, 01/18/82
	5 year CMT + 3.25%	311,566
	American Electric Power Company, Inc.‡
85,000	3.875%, 02/15/62
	5 year CMT + 2.68	79,410
80,000	7.050%, 12/15/54
	5 year CMT + 2.75%	81,099
80,000	6.950%, 12/15/54
	5 year CMT + 2.68%	81,272
235,000	CMS Energy Corp.‡
	4.750%, 06/01/50
	5 year CMT + 4.12%	217,246
	Dominion Energy, Inc.‡
162,000	6.875%, 02/01/55
	5 year CMT + 2.39%	167,992
133,000	4.350%, 01/15/27
	5 year CMT + 3.20%	127,224
	Duke Energy Corp.‡
330,000	4.875%, 09/16/24^
	5 year CMT + 3.39%	328,855
132,000	3.250%, 01/15/82
	5 year CMT + 2.32%	119,625
285,000	Emera, Inc.‡
	6.750%, 06/15/76
	3 mo. LIBOR + 5.44	284,211
550,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	551,210
	National Rural Utilities Cooperative Finance Corp.‡
288,000	7.125%, 09/15/53	300,064
150,000	5.250%, 04/20/46
	3 mo. LIBOR + 3.63%	147,959
	NextEra Energy Capital Holdings, Inc.‡
320,000	3.800%, 03/15/82
	5 year CMT + 2.55%	299,830
160,000	6.750%, 06/15/54
	5 year CMT + 2.46%	166,758
155,000	6.700%, 09/01/54
	5 year CMT + 2.36%	157,871
612,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	619,938
591,000	PPL Capital Funding, Inc.‡
	8.261%, 03/30/67
	3 mo. LIBOR + 2.67%	589,097
	Sempra‡
220,000	4.875%, 10/15/25
	5 year CMT + 4.55%	216,011
85,000	4.125%, 04/01/52
	5 year CMT + 2.87%	78,812
	Southern Company‡
442,000	4.000%, 01/15/51
	5 year CMT + 3.73%	430,243
95,000	3.750%, 09/15/51
	5 year CMT + 2.92%	90,088
	Vistra Corp.*‡
625,000	7.000%, 12/15/26
	5 year CMT + 5.74%	628,787
340,000	8.000%, 10/15/26
	5 year CMT + 6.93%	347,891
80,000	WEC Energy Group, Inc.‡
	7.697%, 05/15/67
	3 mo. LIBOR + 2.11%	79,258
		7,124,158
	Total Corporate Bonds (Cost $415,530,058)	395,846,678

Convertible Bonds (20.9%)
	Communication Services (1.4%)
1,203,000	Cable One, Inc.
	0.000%, 03/15/26	1,076,902
5,970,000	Liberty Media Corp.*
	2.375%, 09/30/53	6,518,941
8,895,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	10,019,328
11,475,000	Live Nation Entertainment, Inc.^
	3.125%, 01/15/29	13,082,074
8,260,000	Snap, Inc.*
	0.500%, 05/01/30	7,716,492
		38,413,737
	Consumer Discretionary (3.8%)
8,205,000	Airbnb, Inc.
	0.000%, 03/15/26	7,527,431
6,735,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	6,772,043
9,550,000	Booking Holdings, Inc.
	0.750%, 05/01/25	18,845,683
1,803,000	DISH Network Corp.
	0.000%, 12/15/25	1,324,502
14,650,000	Ford Motor Company
	0.000%, 03/15/26	14,239,654
6,725,000	JD.com, Inc.*
	0.250%, 06/01/29	6,308,521
16,185,000	Meritage Homes Corp.*
	1.750%, 05/15/28	17,920,032
3,765,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	11,949,319
16,630,000	Trip.com Group, Ltd.*
	0.750%, 06/15/29	15,552,542
2,370,000	Wayfair, Inc.
	3.250%, 09/15/27	2,759,296
		103,199,023
	Consumer Staples (0.5%)
5,735,000	Post Holdings, Inc.
	2.500%, 08/15/27	6,530,903

See accompanying Notes to Schedule of Investments

9

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
6,730,000	Spectrum Brands, Inc.*
	3.375%, 06/01/29	$6,532,744
		13,063,647
	Energy (0.3%)
6,615,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	8,427,576

	Financials (0.7%)
4,115,000	Federal Realty OP, LP*
	3.250%, 01/15/29	4,195,613
11,275,000	Morgan Stanley Finance, LLC
	1.000%, 11/23/27	15,503,125
		19,698,738
	Health Care (0.7%)
6,245,000	Dexcom, Inc.
	0.375%, 05/15/28	5,468,122
5,495,000	Integer Holdings Corp.
	2.125%, 02/15/28	8,038,965
6,480,000	iRhythm Technologies, Inc.*
	1.500%, 09/01/29	5,931,339
		19,438,426
	Industrials (2.4%)
4,215,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	5,923,255
5,515,000	Fluor Corp.*
	1.125%, 08/15/29	6,767,346
7,640,000	Middleby Corp.
	1.000%, 09/01/25	8,681,714
14,135,000	Tetra Tech, Inc.*
	2.250%, 08/15/28	17,132,892
	Uber Technologies, Inc.
14,800,000	0.000%, 12/15/25	15,298,020
12,000,000	0.875%, 12/01/28*	13,414,560
		67,217,787
	Information Technology (6.2%)
5,910,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	6,415,955
7,838,000	BILL Holdings, Inc.
	0.000%, 04/01/27	6,760,589
7,545,000	CyberArk Software, Ltd.
	0.000%, 11/15/24	12,310,875
6,850,000	Itron, Inc.*
	1.375%, 07/15/30	6,975,903
19,935,000	MKS Instruments, Inc.*
	1.250%, 06/01/30	21,037,007
5,215,000	NCL Corp., Ltd.
	5.375%, 08/01/25	6,166,737
17,315,000	ON Semiconductor Corp.
	0.500%, 03/01/29	17,864,232
19,620,000	Parsons Corp.*
	2.625%, 03/01/29	22,524,937
13,100,000	Seagate HDD Cayman*
	3.500%, 06/01/28	17,874,950
4,400,000	SK Hynix, Inc.
	1.750%, 04/11/30	7,568,220
8,013,000	Super Micro Computer, Inc.*
	0.000%, 03/01/29	7,600,731
5,850,000	Tyler Technologies, Inc.^
	0.250%, 03/15/26	7,088,269
6,505,000	Vertex, Inc.*
	0.750%, 05/01/29	8,361,267
13,015,000	Western Digital Corp.*^
	3.000%, 11/15/28	18,988,104
5,670,000	Wolfspeed, Inc.
	1.875%, 12/01/29	2,826,608
		170,364,384
	Other (0.0%)
590,000	Multiplan Corp.*
	6.000%, 10/15/27	417,295

	Real Estate (1.5%)
15,115,000	Pebblebrook Hotel Trust
	1.750%, 12/15/26	13,502,532
	Welltower OP, LLC*
17,410,000	3.125%, 07/15/29	18,232,622
7,770,000	2.750%, 05/15/28^	9,547,388
		41,282,542
	Utilities (3.4%)
11,920,000	Alliant Energy Corp.
	3.875%, 03/15/26	12,088,429
16,655,000	CMS Energy Corp.
	3.375%, 05/01/28	16,997,094
19,275,000	NextEra Energy Capital Holdings, Inc.*
	3.000%, 03/01/27	23,252,782
20,355,000	PPL Capital Funding, Inc.
	2.875%, 03/15/28	20,232,056
19,260,000	Southern Company
	3.875%, 12/15/25	20,408,474
		92,978,835
	TOTAL CONVERTIBLE BONDS (Cost $531,704,045)	574,501,990

Bank Loans (5.8%) ¡
	Airlines (0.2%)
2,817,938	Air Canada‡
	7.847%, 03/21/31
	3 mo. SOFR + 2.50%	2,830,717
742,500	American Airlines, Inc.‡
	10.294%, 04/20/28
	3 mo. SOFR + 4.75%	769,089
2,034,900	United Airlines, Inc.‡
	8.033%, 02/22/31
	3 mo. SOFR + 2.75%	2,045,441
		5,645,247
	Communication Services (0.9%)
2,000,000	APi Group DE, Inc.‡
	7.347%, 01/03/29
	1 mo. SOFR + 2.00%	2,008,030
65,874	Audacy Capital Corp.‡
	11.458%, 08/19/24
	1 mo. SOFR + 6.00%	65,956
3,265,714	Charter Communications Operating LLC‡
	7.082%, 02/01/27
	3 mo. SOFR + 1.75%	3,265,959
618,414	Cincinnati Bell, Inc.‡
	8.694%, 11/22/28
	1 mo. SOFR + 3.25%	618,028

See accompanying Notes to Schedule of Investments

10

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
575,870	Clear Channel Outdoor Holdings, Inc.‡
	9.458%, 08/23/28
	1 mo. SOFR + 4.00%	$578,749
2,303,969	CSC Holdings, LLC‡
	7.943%, 04/15/27
	1 mo. LIBOR + 2.50%	1,972,047
979,928	Directv Financing, LLC‡
	10.458%, 08/02/27
	1 mo. SOFR + 5.00%	986,347
1,755,000	Entercom Media Corp.‡
	8.145%, 11/18/24
	3 mo. SOFR + 0.00%	831,431
1,665,007	Go Daddy Operating Company, LLC‡
	7.344%, 11/09/29
	1 mo. SOFR + 2.00%	1,670,519
910,000	Gray Television, Inc.‡
	10.593%, 06/04/29
	1 mo. SOFR + 5.25%	885,862
2,000,000	Match Group, Inc.‡
	7.244%, 02/13/27
	3 mo. SOFR + 1.75%	2,000,000
2,000,000	Nexstar Broadcasting, Inc.‡
	7.958%, 09/18/26
	1 mo. SOFR + 2.50%	2,009,190
897,710	Sinclair Television Group, Inc.‡
	9.194%, 04/21/29
	1 mo. SOFR + 3.75%	639,434
1,200,000	Telesat Canada‡
	8.359%, 12/07/26
	3 mo. SOFR + 2.75%	580,878
1,200,000	TripAdvisor, Inc.‡
	8.094%, 07/08/31
	1 mo. SOFR + 2.75%	1,200,996
2,000,000	Virgin Media Bristol, LLC
	7.943%, 01/31/28
	1 mo. SOFR + 2.50%	1,930,980
1,240,000	Virgin Media Bristol, LLC!
	0.000%, 01/31/28	1,197,208
608,388	Windstream Services, LLC‡
	11.694%, 09/21/27
	1 mo. SOFR + 6.25%	612,951
		23,054,565
	Consumer Discretionary (1.4%)
2,573,550	Adient U.S., LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	2,590,342
768,000	American Axle & Manufacturing, Inc.‡
	8.326%, 12/12/29
	1 mo. SOFR + 3.00%	773,038
1,980,000	Aramark Services, Inc.‡
	7.344%, 06/22/30
	1 mo. SOFR + 2.00%	1,987,673
1,725,598	Caesars Entertainment, Inc.‡
	8.097%, 02/06/30
	3 mo. SOFR + 2.75%	1,734,226
2,449,365	Carnival Corp.‡
	8.094%, 08/08/27
	1 mo. SOFR + 2.75%	2,469,645
1,083,107	Carnival Corp.‡
	8.094%, 10/18/28
	1 mo. SOFR + 2.75%	1,091,235
3,216,917	Flutter Financing, BV‡
	7.585%, 11/29/30
	3 mo. SOFR + 2.25%	3,225,635
1,488,463	Hanesbrands, Inc.‡
	9.094%, 03/08/30
	1 mo. SOFR + 3.75%	1,495,444
1,995,000	Installed Building Products, Inc.‡
	7.344%, 03/28/31
	1 mo. SOFR + 2.00%	2,010,282
2,177,494	KFC Holding Company‡
	7.199%, 03/15/28
	1 mo. SOFR + 1.75%	2,181,359
939,390	Life Time Fitness, Inc.‡
	9.591%, 01/15/26
	3 mo. SOFR + 4.00%	945,261
3,360,477	Light & Wonder International, Inc.‡
	7.585%, 04/14/29
	3 mo. SOFR + 2.25%	3,387,781
1,979,540	Murphy USA, Inc.‡
	7.208%, 01/31/28
	1 mo. SOFR + 1.75%	1,989,131
550,000	Peloton Interactive, Inc.‡
	11.346%, 05/23/29
	3 mo. SOFR + 6.00%	551,375
1,979,798	PENN Entertainment, Inc.‡
	8.194%, 05/03/29
	1 mo. SOFR + 2.75%	1,989,964
2,612,685	PetSmart, Inc.‡
	9.194%, 02/11/28
	1 mo. SOFR + 3.75%	2,597,440
2,000,000	Six Flags Entertainment Corp.‡
	7.343%, 05/01/31
	1 mo. SOFR + 2.00%	2,007,500
930,000	Staples, Inc.‡
	11.084%, 09/04/29
	3 mo. SOFR + 5.75%	866,993
3,192,000	Station Casinos, LLC‡
	7.594%, 03/14/31
	1 mo. SOFR + 2.25%	3,200,985
737,529	TKC Holdings, Inc.‡
	11.109%, 05/15/28
	3 mo. SOFR + 5.50%	738,336
1,193,254	Windsor Holdings III, LLC‡
	9.345%, 08/01/30
	1 mo. SOFR + 4.00%	1,204,214
		39,037,859
	Consumer Staples (0.3%)
2,774,146	Amneal Pharmaceuticals, LLC‡
	10.844%, 05/04/28
	1 mo. SOFR + 5.50%	2,804,190
900,000	B&G Foods, Inc.!
	0.000%, 10/10/29	892,832
1,200,000	Fiesta Purchaser, Inc.‡
	9.344%, 02/12/31
	1 mo. SOFR + 4.00%	1,208,934
1,990,323	Organon & Company‡
	7.835%, 05/19/31
	1 mo. SOFR + 2.50%	2,001,518
1,221,938	Star Parent, Inc.‡
	9.085%, 09/27/30
	3 mo. SOFR + 3.75%	1,225,408

 See accompanying Notes to Schedule of Investments

11

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
798,000	United Natural Foods, Inc.‡
	10.099%, 05/01/31
	1 mo. SOFR + 4.75%	$804,986
		8,937,868
	Energy (0.2%)
952,612	Buckeye Partners, LP‡
	7.344%, 11/22/30
	1 mo. SOFR + 2.00%	954,508
3,115,321	ChampionX Corp.‡
	8.197%, 06/07/29
	1 mo. SOFR + 2.75%	3,132,845
572,125	New Fortress Energy, Inc.‡
	10.252%, 10/27/28
	3 mo. SOFR + 5.00%	565,154
1,781,981	Par Petroleum, LLC‡
	9.064%, 02/28/30
	3 mo. SOFR + 3.75%	1,795,346
		6,447,853
	Financials (0.7%)
1,622,175	Advisor Group, Inc.‡
	9.344%, 08/17/28
	1 mo. SOFR + 4.00%	1,600,373
993,767	Alliant Holdings Intermediate, LLC‡
	8.845%, 11/06/30
	1 mo. SOFR + 3.50%	999,109
908,149	Amynta Agency Borrower, Inc.‡
	9.099%, 02/28/28
	1 mo. SOFR + 3.75%	911,232
1,496,250	AssuredPartners, Inc.‡
	8.844%, 02/14/31
	1 mo. SOFR + 3.50%	1,502,991
3,076,789	Avolon TLB Borrower 1 (US), LLC‡
	7.345%, 06/22/28
	1 mo. SOFR + 2.00%	3,090,327
598,500	Broadstreet Partners, Inc.‡
	8.594%, 06/14/31
	1 mo. SOFR + 3.25%	600,301
1,197,000	HUB International, Ltd.‡
	8.532%, 06/20/30
	3 mo. SOFR + 3.25%	1,199,843
2,915,350	Iron Mountain, Inc.‡
	7.344%, 01/31/31
	1 mo. SOFR + 2.00%	2,910,802
4,116,759	Jazz Financing Lux Sarl‡
	7.594%, 05/05/28
	1 mo. SOFR + 2.25%	4,128,512
910,000	Level 3 Financing, Inc.‡
	11.910%, 04/15/29
	1 mo. SOFR + 6.56%	904,149
1,200,000	VFH Parent, LLC‡
	8.094%, 06/21/31
	1 mo. SOFR + 2.75%	1,202,622
		19,050,261
	Health Care (0.5%)
1,398,024	Avantor Funding, Inc.‡
	7.444%, 11/08/27
	1 mo. SOFR + 2.00%	1,408,796
2,182,708	DaVita, Inc.
	7.344%, 05/09/31
	1 mo. SOFR + 2.00%	2,182,959
1,502,992	Elanco Animal Health, Inc.‡
	7.193%, 08/01/27
	1 mo. SOFR + 1.75%	1,503,022
582,857	Icon Luxembourg Sarl‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	587,161
1,990,000	IQVIA, Inc.‡
	7.335%, 01/02/31
	3 mo. SOFR + 2.00%	2,002,278
1,261,176	Padagis, LLC‡
	10.326%, 07/06/28
	3 mo. SOFR + 4.75%	1,220,188
1,984,848	Perrigo Investments, LLC‡
	7.694%, 04/20/29
	1 mo. SOFR + 2.25%	1,992,292
145,219	PRA Health Sciences, Inc.‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	146,292
2,854,140	Team Health Holdings, Inc.‡
	10.502%, 03/02/27
	3 mo. SOFR + 5.25%	2,686,459
8,209	Team Health Holdings, Inc.‡
	10.594%, 03/02/27
	1 mo. SOFR + 5.25%	7,726
		13,737,173
	Industrials (0.6%)
1,194,543	ACProducts, Inc.‡
	9.846%, 05/17/28
	3 mo. SOFR + 4.25%	956,387
1,979,847	Beacon Roofing Supply, Inc.‡
	7.344%, 05/19/28
	1 mo. SOFR + 2.00%	1,990,508
2,115,060	Berry Global, Inc.‡
	7.316%, 07/01/29
	3 mo. SOFR + 1.75%	2,124,239
1,328,981	Emrld Borrower, LP
	7.844%, 05/31/30
	1 mo. SOFR + 2.50%	1,331,147
1,979,847	JELD-WEN, Inc.‡
	7.458%, 07/28/28
	1 mo. SOFR + 2.00%	1,988,261
1,210,000	MI Windows & Doors, LLC‡
	8.844%, 03/28/31
	1 mo. SOFR + 3.50%	1,215,403
300,000	Reynolds Group Holdings, Inc!
	0.000%, 09/24/28	300,969
299,250	Reynolds Group Holdings, Inc.‡
	7.849%, 09/24/28
	1 mo. SOFR + 2.50%	300,217
1,985,000	TransDigm, Inc.‡
	8.085%, 08/24/28
	3 mo. SOFR + 2.50%	1,992,662
1,197,000	TransDigm, Inc.‡
	7.846%, 02/28/31
	3 mo. SOFR + 2.50%	1,201,417
3,000,000	Uber Technologies, Inc.!
	0.000%, 03/03/30	3,019,215
		16,420,425
	Information Technology (0.5%)
1,618,562	Banff Merger Sub, Inc.‡
	9.597%, 12/29/28
	1 mo. SOFR + 4.25%	1,613,585

See accompanying Notes to Schedule of Investments

12

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
925,071	Camelot US Acquisition, LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	$927,037
517,750	Central Parent, Inc.‡
	8.585%, 07/06/29
	3 mo. SOFR + 3.25%	513,339
1,158,041	Dun & Bradstreet Corp.‡
	8.097%, 01/18/29
	1 mo. SOFR + 2.75%	1,161,891
369,049	Endure Digital, Inc.‡
	8.949%, 02/10/28
	1 mo. SOFR + 3.50%	331,775
2,880,054	II-VI, Inc.‡
	7.844%, 07/02/29
	1 mo. SOFR + 2.50%	2,892,294
1,245,404	Open Text Corp.‡
	7.594%, 01/31/30
	1 mo. SOFR + 2.25%	1,253,450
2,323,253	SS&C Technologies, Inc.‡
	7.344%, 05/09/31
	1 mo. SOFR + 2.00%	2,334,486
1,272,150	TTM Technologies, Inc.‡
	8.093%, 05/30/30
	1 mo. SOFR + 2.75%	1,275,330
600,000	UKG, Inc.‡
	8.555%, 02/10/31
	3 mo. SOFR + 3.25%	602,490
		12,905,677
	Materials (0.4%)
1,922,256	Axalta Coating Systems U.S. Holdings, Inc.‡
	7.335%, 12/20/29
	3 mo. SOFR + 2.00%	1,931,867
2,600,350	Chemours Company‡
	8.844%, 08/18/28
	1 mo. SOFR + 3.50%	2,602,521
1,985,000	H.B. Fuller Company‡
	7.344%, 02/15/30
	1 mo. SOFR + 2.00%	1,989,962
710,000	Ineos U.S. Finance, LLC!
	0.000%, 02/18/30	707,973
1,191,000	Ineos US Finance LLC‡
	8.594%, 02/18/30
	1 mo. SOFR + 3.25%	1,187,600
1,499,802	LSF11 A5 Holdco, LLC‡
	8.958%, 10/15/28
	1 mo. SOFR + 3.50%	1,504,489
749,767	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	3 mo. SOFR + 2.50%	587,019
160,144	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	1 mo. SOFR + 2.50%	125,383
1,163,692	W.R. Grace & Co.-Conn.‡
	8.594%, 09/22/28
	1 mo. SOFR + 3.25%	1,171,401
		11,808,215
	Special Purpose Acquisition Companies (0.1%)
583,100	Clydesdale Acquisition Holdings, Inc.‡
	9.119%, 04/13/29
	1 mo. SOFR + 3.68%	584,290
293,250	Fertitta Entertainment, LLC‡
	9.079%, 01/27/29
	1 mo. SOFR + 3.75%	294,304
1,179,000	Patagonia Holdco, LLC‡
	11.073%, 08/01/29
	3 mo. SOFR + 5.75%	1,098,686
		1,977,280
	Total Bank Loans (Cost $159,841,715)	159,022,423

U.S. Government and Agency Securities (0.0%)
	Other (0.0%)
250,000	CoBank ACB‡
	7.250%, 07/01/29	255,175
250,000	Farm Credit Bank of Texas‡
	7.750%, 06/15/29	253,675
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $500,937)	508,850

NUMBER OF SHARES		VALUE

Convertible Preferred Stocks (1.6%)
	Energy (0.0%)
28	Gulfport Energy Corp.#
	10.000%, 09/03/24
	15.000% PIK rate	301,000

	Financials (0.9%)
80,250	AMG Capital Trust II
	5.150%, 10/15/37	4,254,695
300,410	Apollo Global Management, Inc.
	6.750%, 07/31/26	20,427,880
		24,682,575
	Industrials (0.1%)
46,187	Chart Industries, Inc.
	6.750%, 12/15/25	2,873,755

	Utilities (0.6%)
84,885	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#§****
	3.369%, 09/15/29	3,381,394
262,050	NextEra Energy, Inc.^
	6.926%, 09/01/25	11,572,128
		14,953,522
	Total Convertible Preferred Stocks (Cost $39,925,965)	42,810,852

Common Stocks (94.5%)
	Communication Services (10.3%)
661,840	Alphabet, Inc. - Class A^	113,532,034
199,700	Alphabet, Inc. - Class C^	34,578,055
25,095	Altice USA, Inc. - Class A	52,448
264,885	AT&T, Inc.	5,099,036
8,434	Cumulus Media, Inc. - Class A#	16,868

See accompanying Notes to Schedule of Investments

13

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
2		Frontier Communications Parent, Inc.^#	$59
132,150		Meta Platforms, Inc. - Class A	62,748,784
32,360		Netflix, Inc.#	20,333,406
205,085	EUR	Orange, SA	2,275,883
135,860		T-Mobile U.S., Inc.	24,764,561
200,915		Walt Disney Company	18,823,726
			282,224,860
		Consumer Discretionary (9.4%)
688,315		Amazon.com, Inc.^#	128,701,139
59,260		Carnival Corp.#	987,272
262,250		Chipotle Mexican Grill, Inc.#	14,245,420
243,463		General Motors Company^	10,790,280
52,240		Home Depot, Inc.	19,232,678
54,670		Lowe's Companies, Inc.	13,422,032
62,500		McDonald's Corp.	16,587,500
107,325		Starbucks Corp.	8,365,984
144,100		Tesla, Inc.#	33,441,287
104,675		TJX Companies, Inc.	11,830,368
			257,603,960
		Consumer Staples (6.5%)
58,750		Altria Group, Inc.	2,879,337
329,140		Coca-Cola Company^	21,966,804
145,515		Colgate-Palmolive Company	14,433,633
31,575		Costco Wholesale Corp.	25,954,650
47,280		Estee Lauder Companies, Inc. - Class A	4,709,561
113,665		Mondelez International, Inc. - Class A	7,769,003
245,620		Philip Morris International, Inc.^	28,285,599
203,745		Procter & Gamble Company^	32,754,046
84,550		Target Corp.	12,717,165
52,650		Walgreens Boots Alliance, Inc.^	624,956
392,370		Walmart, Inc.	26,932,277
			179,027,031
		Energy (4.6%)
475,000		BP, PLC (ADR)	16,810,250
5,050		Cheniere Energy Partners, LP	265,933
54,445		Chevron Corp.	8,736,789
64,470		ConocoPhillips^	7,169,064
82,935		Energy Transfer, LP	1,349,353
49,155		Enterprise Products Partners, LP	1,418,613
7,920		EP Energy Corp.#	13,860
429,490		Exxon Mobil Corp.^	50,933,219
34		Gulfport Energy Corp.#	5,005
56,105		Hess Corp.	8,607,629
113,995		Marathon Petroleum Corp.	20,179,395
219,710		Schlumberger, NV	10,609,796
			126,098,906
		Financials (13.1%)
35,430		Affiliated Managers Group, Inc.	6,576,517
59,230		American Express Company^	14,987,559
346,890		American International Group, Inc.	27,484,095
29,983		Assurant, Inc.	5,243,127
663,370		Bank of America Corp.^	26,740,445
71,870		Bank of New York Mellon Corp.	4,676,581
10,715		BlackRock, Inc.	9,391,697
76,155		Chubb, Ltd.	20,992,887
231,670		Citigroup, Inc.	15,030,750
27,300		Goldman Sachs Group, Inc.	13,896,519
212,020		JPMorgan Chase & Company^	45,117,856
120,287		KKR & Company, Inc.^	14,849,430
76,915		Marsh & McLennan Companies, Inc.	17,118,971
72,315		Mastercard, Inc. - Class A^	33,533,189
154,465		Morgan Stanley^	15,942,333
26,315		S&P Global, Inc.	12,755,670
157,631		Starwood Property Trust, Inc.^	3,144,738
178,525		Visa, Inc. - Class A^	47,428,737
411,130		Wells Fargo & Company^	24,396,454
			359,307,555
		Health Care (11.3%)
82,820		Abbott Laboratories~	8,773,951
118,475		AbbVie, Inc.	21,955,787
267,298		Boston Scientific Corp.^#	19,747,976
107,005		Bristol-Myers Squibb Company	5,089,158
48,945		Danaher Corp.	13,561,681
71,605		Dexcom, Inc.#	4,856,251
23,435		Elevance Health, Inc.	12,468,123
74,890		Eli Lilly & Company^	60,231,780
34,856		GE Healthcare, Inc.	2,949,863
40,780		ICON, PLC#	13,393,783
152,895		Johnson & Johnson	24,134,476
20,020		McKesson Corp.^	12,352,740
142,050		Medtronic, PLC	11,409,456
219,485		Merck & Company, Inc.	24,830,338
20,295		Stryker Corp.	6,645,598
30,260		Thermo Fisher Scientific, Inc.^~	18,559,669
62,270		UnitedHealth Group, Inc.^	35,877,483
112,720		Zimmer Biomet Holdings, Inc.^	12,551,372
			309,389,485
		Industrials (6.3%)
777,890		CSX Corp.	27,303,939
230,090		Delta Air Lines, Inc.	9,898,472
183,340		Emerson Electric Company	21,470,947
26,142		GE Vernova, Inc.#	4,659,550
104,568		General Electric Company	17,797,474
104,790		Honeywell International, Inc.	21,455,752
50,835		Parker-Hannifin Corp.	28,526,569
145,750		RTX Corp.	17,124,167
98,420		Union Pacific Corp.	24,283,167
			172,520,037
		Information Technology (28.7%)
92,130		Advanced Micro Devices, Inc.^#	13,310,942
888,175		Apple, Inc.^µ	197,245,904
59,580		Applied Materials, Inc.	12,642,876
359,490		Broadcom, Inc.	57,762,853
247,515		Cisco Systems, Inc.	11,992,102
58,910		Fidelity National Information Services, Inc.^	4,526,055
10,330		Intuit, Inc.^	6,687,125
13,965		Lam Research Corp.	12,865,117
86,100		Micron Technology, Inc.^	9,455,502
496,080		Microsoft Corp.^	207,535,068
1,520,000		Nokia Oyj (ADR)^	5,958,400
1,555,180		NVIDIA Corp.^	181,987,164
23,830		NXP Semiconductors, NV	6,271,103
119,205		Oracle Corp.	16,623,137
48,340		Salesforce, Inc.	12,510,392
33,055	EUR	SAP, SE	6,976,601
29,275		ServiceNow, Inc.#	23,841,267
			788,191,608

See accompanying Notes to Schedule of Investments

14

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Materials (2.6%)
196,120	Freeport-McMoRan, Inc.^	$8,905,809
56,835	Linde, PLC	25,774,673
67,845	PPG Industries, Inc.	8,614,958
40,365	Sherwin-Williams Company	14,160,042
50,490	Vulcan Materials Company	13,860,010
		71,315,492
	Real Estate (0.7%)
70,930	American Tower Corp.	15,632,972
119,195	Invitation Homes, Inc.	4,204,008
		19,836,980
	Utilities (1.0%)
77,480	CMS Energy Corp.	5,020,704
176,574	DTE Energy Company	21,282,464
32,149	NextEra Energy, Inc.	2,455,862
		28,759,030
	Total Common Stocks (Cost $1,498,767,626)	2,594,274,944

Warrants (0.0%) #
	Energy (0.0%)
57,470	Mcdermott International, Ltd.
	06/30/27, Strike $15.98	6
51,723	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	5
16,676	Tidewater, Inc.
	11/14/42, Strike $0.01	1
	Total Warrants (Cost $369,524)	12

Exchange-Traded Funds (0.3%)
	Other (0.3%)
56,295	iShares Biotechnology ETF^	8,329,971
4,890	iShares Preferred & Income Securities ETF^	155,062
	Total Exchange-Traded Funds (Cost $7,886,099)	8,485,033

Preferred Stocks (0.2%)
	Communication Services (0.1%)
	AT&T, Inc.
8,482	4.750%, 02/18/25	168,707
3,485	5.350%, 11/01/66	78,796
14,625	Qwest Corp.
	6.500%, 09/01/56	156,780
9,521	Telephone & Data Systems, Inc.
	6.000%, 09/30/26	164,332
	United States Cellular Corp.
24,420	5.500%, 03/01/70	498,168
23,445	5.500%, 06/01/70	478,278
		1,545,061
	Consumer Discretionary (0.0%)
	Ford Motor Company
2,835	6.200%, 06/01/59	67,048
2,764	6.500%, 08/15/62	67,801
8,177	Guitar Center, Inc.#	306,637
1,355	Qurate Retail, Inc.^
	8.000%, 03/15/31	50,149
4,100	QVC, Inc.
	6.250%, 11/26/68	47,396
		539,031
	Financials (0.1%)
4,200	Affiliated Managers Group, Inc.
	6.750%, 03/30/64	105,672
5,970	Annaly Capital Management, Inc.‡
	10.586%, 08/30/24
	3 mo. LIBOR + 4.99%	152,892
1,575	Arch Capital Group, Ltd. Series G
	4.550%, 06/11/26	30,161
1,350	Capital One Financial Corp.
	4.800%, 06/01/25	25,286
10,725	CNO Financial Group, Inc.
	5.125%, 11/25/60	212,569
1,732	Cullen/Frost Bankers, Inc.
	4.450%, 12/15/25	31,436
3,401	First Citizens BancShares, Inc.^
	5.625%, 01/04/27	76,216
3,200	M&T Bank Corp. Series J#
	7.500%, 06/15/29	84,192
6,400	Morgan Stanley#
	6.625%, 10/15/29	165,504
11,100	Reinsurance Group of America, Inc.‡
	7.125%, 10/15/52
	5 year CMT + 3.46%	286,824
8,314	Selective Insurance Group, Inc.^
	4.600%, 12/15/25	151,731
		1,322,483
	Industrials (0.0%)
5,043	WESCO International, Inc.‡
	10.625%, 06/22/25
	5 year CMT + 10.33%	131,622

	Real Estate (0.0%)
	Brookfield Property Partners, LP
8,773	5.750%, 03/31/25	110,452
5,000	6.375%, 09/30/24	68,025
	Global Net Lease, Inc.
3,651	7.500%, 08/30/24	80,030
3,625	6.875%, 11/26/24	74,095
1,425	Kimco Realty Corp. Series M, Class A
	5.250%, 08/30/24	31,165
3,000	Realty Income Corp.
	6.000%, 08/30/24	73,140
		436,907
	Utilities (0.0%)
6,000	Brookfield Renewable Partners, LP
	5.250%, 03/31/25	113,760
5,100	DTE Energy Company
	5.250%, 12/01/77	117,708
		231,468
	Total Preferred Stocks (Cost $5,025,085)	4,206,572

See accompanying Notes to Schedule of Investments

15

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.3%) #
	Communication Services (0.1%)
1,415	Alphabet, Inc.
24,272,910	Put, 10/18/24, Strike $180.00	$1,694,462
	Consumer Discretionary (0.1%)
1,700	Tesla, Inc.
39,451,900	Call, 10/18/24, Strike $260.00	2,201,500
	Other (0.1%)
2,610	iShares Russell 2000 ETF
58,427,460	Call, 12/20/24, Strike $230.00	3,006,720
250	S&P 500 Index
138,057,500	Put, 09/20/24, Strike $5,250.00	871,250
		3,877,970
	Total Purchased Options (Cost $10,681,523)	7,773,932

TOTAL INVESTMENTS (138.0%) (Cost $2,671,123,892)		3,788,328,613
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.8%)		(323,500,000)
LIABILITIES, LESS OTHER ASSETS (-26.2%)		(718,685,065)

NET ASSETS (100.0%)		$2,746,143,548

WRITTEN OPTION (0.0%) #
	Consumer Discretionary (0.0%)
(850)	Tesla, Inc.
(19,725,950)	Call, 10/18/24, Strike $300.00
	(Premium $1,000,418)	(446,250)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $5,852,531.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2024.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $88,337,650.

ABBREVIATION
ADR	American Depositary Receipt

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$897,327	$—	$897,327
Corporate Bonds	—	395,846,678	—	395,846,678
Convertible Bonds	—	574,501,990	—	574,501,990
Bank Loans	—	159,022,423	—	159,022,423
U.S. Government and Agency Securities	—	508,850	—	508,850
Convertible Preferred Stocks	34,873,763	7,937,089	—	42,810,852
Common Stocks	2,591,985,201	2,289,743	—	2,594,274,944
Warrants	—	12	—	12
Exchange-Traded Funds	8,485,033	—	—	8,485,033
Preferred Stocks	3,899,935	306,637	—	4,206,572
Purchased Options	7,773,932	—	—	7,773,932
Total	$2,647,017,864	$1,141,310,749	$—	$3,788,328,613
Liabilities:
Written Options	$446,250	$—	$—	$446,250
Total	$446,250	$—	$—	$446,250

See accompanying Notes to Schedule of Investments

16

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Asset Backed Security (0.1%)
	Other (0.1%)
215,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $200,663)	$202,016

Corporate Bonds (15.9%)
	Airlines (0.2%)
224,949	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	221,023
91,135	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	92,344
259,120	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	239,878
114,333	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	113,647
242,168	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	225,359
193,619	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	199,921
		1,092,172
	Communication Services (1.4%)
200,000	Altice France Holding, SA*
	10.500%, 05/15/27	76,028
300,000	Altice France, SA*
	5.500%, 10/15/29	211,386
320,000	APi Group DE, Inc.*
	4.750%, 10/15/29	304,669
280,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	232,982
	Audacy Capital Corp.*@
336,000	6.750%, 03/31/29	13,917
131,000	6.500%, 05/01/27	5,820
242,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	228,177
	Clear Channel Outdoor Holdings, Inc.*
130,000	7.875%, 04/01/30	132,451
80,000	9.000%, 09/15/28^	85,099
371,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	335,451
	CSC Holdings, LLC*
400,000	4.625%, 12/01/30	159,880
400,000	4.500%, 11/15/31	275,804
200,000	5.750%, 01/15/30	80,864
141,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	135,909
275,000	Frontier California, Inc.
	6.750%, 05/15/27	269,019
65,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	68,157
419,000	Frontier Florida, LLC
	6.860%, 02/01/28	426,605
400,000	Frontier North, Inc.
	6.730%, 02/15/28	397,648
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
235,000	3.500%, 03/01/29	213,902
69,000	5.250%, 12/01/27	68,010
135,000	Gray Television, Inc.*
	5.375%, 11/15/31	87,327
65,000	Hughes Satellite Systems Corp.
	6.625%, 08/01/26	30,570
	iHeartCommunications, Inc.
165,000	8.375%, 05/01/27	67,452
100,000	5.250%, 08/15/27*^	65,561
230,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	214,841
198,330	Ligado Networks, LLC*
	15.500%, 11/01/23	32,062
	Lumen Technologies, Inc.
200,000	7.600%, 09/15/39	85,972
135,000	4.000%, 02/15/27*	86,632
67,000	7.650%, 03/15/42	27,811
130,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	112,463
260,000	Paramount Global 4.900%, 08/15/44	190,187
94,000	Qwest Corp. 7.250%, 09/15/25	93,378
	Scripps Escrow II, Inc.*
136,000	3.875%, 01/15/29	88,692
68,000	5.375%, 01/15/31	33,119
225,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	156,618
	Sirius XM Radio, Inc.*
345,000	5.500%, 07/01/29	330,293
325,000	3.875%, 09/01/31	271,681
130,000	3.125%, 09/01/26	123,783
242,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	145,253
300,000	Stagwell Global, LLC*
	5.625%, 08/15/29	283,044
130,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	59,483
	Time Warner Cable, LLC
200,000	6.550%, 05/01/37	195,756
105,000	7.300%, 07/01/38	109,378
233,000	United States Cellular Corp.
	6.700%, 12/15/33	249,762
202,000	Univision Communications, Inc.*
	8.000%, 08/15/28	203,218
135,000	Viasat, Inc.*
	5.625%, 04/15/27	126,932
		7,193,046
	Consumer Discretionary (3.4%)
400,000	Adams Homes, Inc.*
	9.250%, 10/15/28	415,448

See accompanying Notes to Schedule of Investments

1

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
195,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	$205,204
230,000	American Axle & Manufacturing, Inc.
	5.000%, 10/01/29	210,876
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
228,000	4.625%, 08/01/29	210,704
72,000	6.625%, 01/15/28	72,455
325,000	At Home Group, Inc.*
	4.875%, 07/15/28	123,734
	Bath & Body Works, Inc.
355,000	6.694%, 01/15/27	361,791
195,000	6.875%, 11/01/35	197,960
	Caesars Entertainment, Inc.*
168,000	4.625%, 10/15/29^	156,238
132,000	8.125%, 07/01/27	134,862
	Carnival Corp.*
134,000	4.000%, 08/01/28	126,914
133,000	7.625%, 03/01/26	134,424
16,000	7.000%, 08/15/29	16,716
	Carvana Company*
55,316	14.000%, 06/01/31	64,539
46,605	13.000%, 06/01/30	51,428
30,585	12.000%, 12/01/28	33,070
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
570,000	4.750%, 03/01/30	510,492
315,000	5.125%, 05/01/27	306,111
315,000	4.500%, 08/15/30	275,937
300,000	6.375%, 09/01/29	292,236
266,000	4.250%, 02/01/31	226,600
130,000	5.000%, 02/01/28	123,880
130,000	4.750%, 02/01/32	111,506
130,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	127,511
207,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	201,755
132,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	134,039
	Dana, Inc.
220,000	4.250%, 09/01/30	194,539
195,000	4.500%, 02/15/32	170,658
	DISH DBS Corp.
300,000	5.125%, 06/01/29	126,810
190,000	5.250%, 12/01/26*	158,283
168,000	7.375%, 07/01/28	77,972
135,000	5.750%, 12/01/28*	99,409
115,000	7.750%, 07/01/26	74,151
265,000	DISH Network Corp.*
	11.750%, 11/15/27	265,376
400,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	386,476
296,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	293,327
275,000	Ford Motor Company
	6.100%, 08/19/32	278,569
	Ford Motor Credit Company, LLC
425,000	4.000%, 11/13/30	386,491
350,000	5.113%, 05/03/29	342,793
340,000	7.200%, 06/10/30	363,375
240,000	7.350%, 11/04/27	252,905
98,000	Gap, Inc.*
	3.875%, 10/01/31	82,528
135,000	General Motors Company
	5.200%, 04/01/45	121,603
	goeasy, Ltd.*
455,000	9.250%, 12/01/28	488,165
237,000	7.625%, 07/01/29	242,963
	Goodyear Tire & Rubber Company^
270,000	5.625%, 04/30/33	248,843
140,000	5.250%, 07/15/31	131,075
	Group 1 Automotive, Inc.*
155,000	6.375%, 01/15/30	156,609
114,000	4.000%, 08/15/28	106,345
153,000	Guitar Center, Inc.*^
	8.500%, 01/15/26	136,811
343,025	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	11.000%, 04/15/29	327,465
145,000	International Game Technology, PLC*
	6.250%, 01/15/27	146,408
65,456	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	66,935
298,000	Kohl's Corp.
	5.550%, 07/17/45	198,048
265,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	277,974
265,000	Liberty Interactive, LLC
	8.250%, 02/01/30	136,952
256,000	Life Time, Inc.*
	8.000%, 04/15/26	260,004
135,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	140,894
100,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	104,183
168,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	168,158
175,000	M/I Homes, Inc.
	3.950%, 02/15/30	159,677
	Macy's Retail Holdings, LLC
305,000	6.700%, 07/15/34*	269,016
200,000	4.300%, 02/15/43	143,898
130,000	MGM Resorts International
	6.500%, 04/15/32	130,553
332,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	313,780
160,000	Newell Brands, Inc.
	5.700%, 04/01/26	159,787
	Nordstrom, Inc.
130,000	6.950%, 03/15/28	133,231
130,000	5.000%, 01/15/44	103,860
123,000	4.250%, 08/01/31	109,720
399,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	373,033
305,000	PENN Entertainment, Inc.*
	4.125%, 07/01/29	270,105
132,000	Phinia, Inc.*
	6.750%, 04/15/29	134,839

See accompanying Notes to Schedule of Investments

2

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
365,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	$273,356
135,000	QVC, Inc.
	5.450%, 08/15/34	86,072
130,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	140,527
529,000	Rite Aid Corp.*@
	8.000%, 11/15/26	234,442
	Royal Caribbean Cruises, Ltd.*
132,000	7.250%, 01/15/30	138,486
32,000	6.250%, 03/15/32	32,622
370,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	334,861
395,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	406,949
173,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	158,392
193,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	186,262
275,000	Station Casinos, LLC*
	4.500%, 02/15/28	261,577
260,000	STL Holding Company, LLC*
	8.750%, 02/15/29	271,034
162,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	162,275
65,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	70,942
300,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	299,373
265,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	275,433
		17,473,629
	Consumer Staples (0.7%)
395,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	401,648
60,000	B&G Foods, Inc.*
	8.000%, 09/15/28	61,255
	Brink's Company*
130,000	6.500%, 06/15/29	132,622
65,000	6.750%, 06/15/32	66,317
305,000	Central Garden & Pet Company*
	4.125%, 04/30/31	271,721
304,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	283,091
	Energizer Holdings, Inc.*
370,000	4.375%, 03/31/29	341,854
66,000	6.500%, 12/31/27^	66,440
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
260,000	5.500%, 01/15/30^	260,411
175,000	5.125%, 02/01/28µ	175,145
73,000	5.750%, 04/01/33	73,644
177,000	New Albertsons, LP
	7.750%, 06/15/26	181,848
261,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	241,947
210,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	195,329
130,000	Post Holdings, Inc.*
	6.250%, 02/15/32	131,936
252,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	222,554
130,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	130,910
240,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	219,730
278,000	Vector Group, Ltd.*
	5.750%, 02/01/29	267,261
		3,725,663
	Energy (2.4%)
268,000	Apache Corp.
	5.100%, 09/01/40	235,409
	Buckeye Partners, LP
195,000	6.875%, 07/01/29*	198,198
135,000	5.850%, 11/15/43	120,524
129,000	Cheniere Energy, Inc.µ
	4.625%, 10/15/28	126,581
198,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	200,408
371,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	399,619
	Continental Resources, Inc.
135,000	4.900%, 06/01/44	114,106
133,000	2.875%, 04/01/32*^	110,528
202,000	DT Midstream, Inc.*
	4.125%, 06/15/29	189,050
	Earthstone Energy Holdings, LLC*
256,000	8.000%, 04/15/27	264,210
100,000	9.875%, 07/15/31	111,460
	Enbridge, Inc.‡
130,000	7.375%, 03/15/55
	5 year CMT + 3.12%	131,856
130,000	7.200%, 06/27/54
	5 year CMT + 2.97%	132,861
85,000	7.375%, 01/15/83
	5 year CMT + 3.71%	85,757
260,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	273,390
	Energy Transfer, LP‡
390,000	8.527%, 11/01/66
	3 mo. SOFR + 3.28%	378,940
197,000	6.500%, 11/15/26
	5 year CMT + 5.69%	196,092
	EnLink Midstream Partners, LP
340,000	9.711%, 09/03/24‡
	3 mo. USD LIBOR + 4.11%	337,613
285,000	4.850%, 07/15/26	281,905
168,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	175,352
	EQM Midstream Partners, LP*
430,000	7.500%, 06/01/27	442,436
135,000	6.375%, 04/01/29	137,928
	Genesis Energy, LP / Genesis Energy Finance Corp.
196,000	8.875%, 04/15/30	207,742
110,000	7.875%, 05/15/32	112,375
	Gulfport Energy Corp.
255,000	8.000%, 05/17/26*	258,759
79,696	8.000%, 05/17/26	80,871

See accompanying Notes to Schedule of Investments

3

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
365,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	$357,543
130,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	134,013
260,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	267,873
262,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	261,686
263,000	Matador Resources Company*
	6.500%, 04/15/32	264,536
	Moss Creek Resources Holdings, Inc.*
145,000	10.500%, 05/15/27	148,770
130,000	7.500%, 01/15/26	130,253
	Nabors Industries, Inc.*
200,000	7.375%, 05/15/27	203,864
100,000	9.125%, 01/31/30	107,089
200,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	196,784
177,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	174,076
275,000	Oceaneering International, Inc.
	6.000%, 02/01/28	272,811
280,000	Parkland Corp.*
	5.875%, 07/15/27	279,734
138,000	Patterson-UTI Energy, Inc.^
	5.150%, 11/15/29	136,693
	Permian Resources Operating, LLC*
66,000	7.000%, 01/15/32	68,338
65,000	6.250%, 02/01/33	65,012
270,000	Plains All American Pipeline, LP‡
	9.694%, 09/03/24
	3 mo. USD LIBOR + 4.11%	270,324
365,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	346,549
130,000	Southwestern Energy Company
	4.750%, 02/01/32	121,618
260,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	265,897
	Transocean, Inc.*
260,000	8.250%, 05/15/29	265,660
238,500	8.750%, 02/15/30	251,253
	Venture Global Calcasieu Pass, LLC*
165,000	6.250%, 01/15/30	169,831
65,000	4.125%, 08/15/31	59,173
65,000	3.875%, 08/15/29	60,239
	Venture Global LNG, Inc.*
330,000	8.375%, 06/01/31	346,817
200,000	8.125%, 06/01/28	208,226
137,000	7.000%, 01/15/30	138,636
135,000	9.875%, 02/01/32	149,907
135,000	9.500%, 02/01/29	150,202
	Vital Energy, Inc.
165,000	7.750%, 07/31/29*	167,107
137,000	7.875%, 04/15/32*	139,518
103,000	9.750%, 10/15/30	112,821
275,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	268,573
327,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	340,629
		12,206,025
	Financials (2.8%)
420,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	427,787
400,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	405,716
460,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	457,061
	Ally Financial, Inc.
302,000	4.700%, 05/15/26‡
	5 year CMT + 3.87%	276,037
125,000	4.700%, 05/15/28‡
	7 year CMT + 3.48%	104,149
110,000	8.000%, 11/01/31	123,987
533,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	502,939
198,000	Aviation Capital Group, LLC*µ
	3.500%, 11/01/27	188,060
260,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	268,341
130,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	138,551
398,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	384,130
315,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	298,497
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	198,096
	Credit Acceptance Corp.
255,000	6.625%, 03/15/26	255,227
180,000	9.250%, 12/15/28*	192,575
265,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	285,747
300,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	310,509
398,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	360,190
275,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	289,657
145,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	151,805
	HUB International, Ltd.*
398,000	5.625%, 12/01/29	382,478
130,000	7.375%, 01/31/32	133,897
202,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	175,922
550,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	539,132

See accompanying Notes to Schedule of Investments

4

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
540,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	$502,578
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
522,000	5.250%, 10/01/25	519,943
280,000	4.750%, 06/15/29	266,176
162,000	7.000%, 07/15/31	165,885
245,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	195,067
	Level 3 Financing, Inc.*
280,000	4.250%, 07/01/28	152,774
135,000	4.625%, 09/15/27	89,165
200,000	LPL Holdings, Inc.*µ
	4.000%, 03/15/29	188,162
265,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	280,555
417,000	MetLife, Inc.
	6.400%, 12/15/66	426,670
365,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	354,791
170,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	154,941
130,000	Newmark Group, Inc.
	7.500%, 01/12/29	136,591
	OneMain Finance Corp.
185,000	9.000%, 01/15/29	196,322
180,000	3.875%, 09/15/28	164,977
130,000	7.500%, 05/15/31	133,766
130,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	132,380
416,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	409,889
	RHP Hotel Properties, LP / RHP Finance Corp.*
300,000	4.500%, 02/15/29	284,502
265,000	6.500%, 04/01/32	268,172
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
125,000	3.625%, 03/01/29	114,925
120,000	3.875%, 03/01/31	106,907
65,000	2.875%, 10/15/26	61,459
190,000	Service Properties Trust
	8.375%, 06/15/29	189,234
325,000	StoneX Group, Inc.*
	7.875%, 03/01/31	338,582
	United Wholesale Mortgage, LLC*
310,000	5.500%, 04/15/29	299,482
130,000	5.750%, 06/15/27	128,452
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
135,000	6.500%, 02/15/29	102,577
167,000	10.500%, 02/15/28	169,046
130,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	133,947
300,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	262,905
280,000	XHR, LP*
	6.375%, 08/15/25	280,199
		14,061,511
	Health Care (1.0%)
	CHS/Community Health Systems, Inc.*
533,000	6.125%, 04/01/30	407,516
197,000	10.875%, 01/15/32	211,765
146,000	6.875%, 04/15/29	119,916
33,000	5.250%, 05/15/30	28,843
	DaVita, Inc.*
313,000	3.750%, 02/15/31	271,149
291,000	4.625%, 06/01/30	266,847
	Embecta Corp.*
195,000	5.000%, 02/15/30	167,601
67,000	6.750%, 02/15/30	59,850
	Encompass Health Corp.
130,000	4.750%, 02/01/30	124,337
130,000	4.500%, 02/01/28	125,772
282,000	HCA, Inc.
	7.500%, 11/06/33	319,097
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	188,228
	Medline Borrower, LP*
336,000	5.250%, 10/01/29	325,026
335,000	3.875%, 04/01/29	312,883
33,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	33,724
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
490,000	5.125%, 04/30/31	450,864
200,000	4.125%, 04/30/28	188,128
	Tenet Healthcare Corp.
625,000	6.250%, 02/01/27	626,588
375,000	6.875%, 11/15/31	401,599
	Teva Pharmaceutical Finance Netherlands III, BV
335,000	5.125%, 05/09/29	325,298
200,000	4.750%, 05/09/27	193,994
130,000	3.150%, 10/01/26	123,128
		5,272,153
	Industrials (2.2%)
260,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	265,907
300,000	ACCO Brands Corp.*
	4.250%, 03/15/29	274,341
300,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	299,409
265,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	244,155
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
440,000	4.625%, 01/15/27	429,290
195,000	5.875%, 02/15/28	193,635
146,000	Arcosa, Inc.*
	4.375%, 04/15/29	137,809
700,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK Rate	180,607

See accompanying Notes to Schedule of Investments

5

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
206,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	$189,617
	Bombardier, Inc.*
130,000	8.750%, 11/15/30	141,049
95,000	7.000%, 06/01/32	97,204
81,000	7.250%, 07/01/31	83,511
78,000	7.875%, 04/15/27	78,188
261,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	246,285
273,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	265,364
68,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	67,240
350,000	Deluxe Corp.*
	8.000%, 06/01/29	331,653
260,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	264,761
252,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	256,854
	EnerSys*
145,000	4.375%, 12/15/27	139,091
135,000	6.625%, 01/15/32	137,761
95,000	EquipmentShare.com, Inc.*
	8.625%, 05/15/32	98,758
161,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	157,025
	Graphic Packaging International, LLC*
175,000	4.750%, 07/15/27	171,775
125,000	3.500%, 03/01/29	113,750
290,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	261,032
623,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	569,989
	Herc Holdings, Inc.*
350,000	5.500%, 07/15/27	347,343
130,000	6.625%, 06/15/29	132,841
	JELD-WEN, Inc.*
160,000	4.625%, 12/15/25	157,824
135,000	4.875%, 12/15/27	128,805
445,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	422,763
265,000	Knife River Holding Company*
	7.750%, 05/01/31	279,050
69,000	MasTec, Inc.*µ
	4.500%, 08/15/28	66,770
130,000	Masterbrand, Inc.*
	7.000%, 07/15/32	133,670
170,000	Moog, Inc.*
	4.250%, 12/15/27	162,948
323,000	Newfold Digital Holdings Group, Inc.*^
	6.000%, 02/15/29	222,993
272,000	Novelis Corp.*
	4.750%, 01/30/30	256,648
100,000	OI European Group, BV*
	4.750%, 02/15/30	92,164
180,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	170,284
	Sealed Air Corp.*
206,000	6.125%, 02/01/28	207,901
65,000	6.500%, 07/15/32	65,863
65,000	5.000%, 04/15/29	62,953
65,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	67,753
247,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	218,575
270,000	Standard Industries, Inc.*
	5.000%, 02/15/27	264,468
216,000	Stericycle, Inc.*
	3.875%, 01/15/29	205,638
	TransDigm, Inc.*
285,000	6.875%, 12/15/30	293,450
200,000	6.750%, 08/15/28	204,162
100,000	7.125%, 12/01/31	104,041
65,000	6.625%, 03/01/32	66,555
136,000	Tronox, Inc.*
	4.625%, 03/15/29	124,036
89,276	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	83,653
265,000	Vertiv Group Corp.*
	4.125%, 11/15/28	251,458
274,000	Wabash National Corp.*
	4.500%, 10/15/28	250,494
240,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	238,433
	Williams Scotsman, Inc.*
157,000	4.625%, 08/15/28	149,605
130,000	7.375%, 10/01/31	135,264
100,000	6.625%, 06/15/29	101,906
		11,366,371
	Information Technology (0.7%)
66,000	Booz Allen Hamilton, Inc.*µ
	4.000%, 07/01/29	62,469
153,000	Coherent Corp.*^
	5.000%, 12/15/29	145,941
116,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	117,941
130,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	123,856
138,000	Fair Isaac Corp.*
	4.000%, 06/15/28	130,025
300,000	KBR, Inc.*
	4.750%, 09/30/28	285,693
	MPH Acquisition Holdings, LLC*
300,000	5.750%, 11/01/28	179,604
130,000	5.500%, 09/01/28	101,742
132,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	140,439
130,000	NCR Voyix Corp.*
	5.125%, 04/15/29	124,325
198,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	185,249
	Open Text Corp.*
204,000	3.875%, 02/15/28	190,768
135,000	6.900%, 12/01/27	140,152
98,000	3.875%, 12/01/29	89,047
98,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	87,417
230,000	Playtika Holding Corp.*
	4.250%, 03/15/29	205,084
370,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	344,603

See accompanying Notes to Schedule of Investments

6

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Twilio, Inc.
185,000	3.625%, 03/15/29	$168,078
66,000	3.875%, 03/15/31	59,291
97,000	UKG, Inc.*
	6.875%, 02/01/31	99,715
325,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	282,496
130,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	133,666
300,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	274,299
		3,671,900
	Materials (0.7%)
140,000	ArcelorMittal, SA
	7.000%, 10/15/39	154,517
147,000	ATI, Inc.
	5.875%, 12/01/27	146,119
67,000	Carpenter Technology Corp.
	7.625%, 03/15/30	69,965
260,000	Chemours Company*^
	4.625%, 11/15/29	227,991
420,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	397,417
199,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	200,841
	Commercial Metals Company
130,000	4.125%, 01/15/30	120,526
65,000	4.375%, 03/15/32	59,501
250,000	Constellium, SE*
	6.375%, 08/15/32	249,927
136,000	HB Fuller Company
	4.250%, 10/15/28	127,123
215,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	215,482
235,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	220,714
	Mercer International, Inc.
279,000	5.125%, 02/01/29	236,698
133,000	12.875%, 10/01/28*	142,709
250,000	OCI, NV*
	6.700%, 03/16/33	249,703
200,000	Owens-Brockway Glass Container, Inc.*
	7.250%, 05/15/31	198,066
305,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	291,202
131,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	50,838
		3,359,339
	Other (0.0%)
	Gen Digital, Inc.*
140,000	6.750%, 09/30/27	142,495
75,000	7.125%, 09/30/30^	77,615
		220,110
	Real Estate (0.2%)
210,000	EPR Properties
	3.750%, 08/15/29	192,226
	Forestar Group, Inc.*
195,000	5.000%, 03/01/28	188,432
137,000	3.850%, 05/15/26	132,519
301,000	MIWD Holdco II, LLC / MIWD Finance Corp.*^
	5.500%, 02/01/30	281,787
		794,964
	Special Purpose Acquisition Companies (0.1%)
65,000	Clydesdale Acquisition Holdings, Inc.*
	6.875%, 01/15/30	64,876
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
260,000	6.750%, 01/15/30	230,719
131,000	4.625%, 01/15/29	122,546
		418,141
	Utilities (0.1%)
95,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	96,528
95,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	95,209
95,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	96,232
97,000	PPL Capital Funding, Inc.‡
	8.261%, 03/30/67
	3 mo. USD LIBOR + 2.67%	96,688
	Vistra Corp.*‡
125,000	7.000%, 12/15/26
	5 year CMT + 5.74%	125,757
65,000	8.000%, 10/15/26
	5 year CMT + 6.93%	66,509
		576,923
	Total Corporate Bonds (Cost $85,863,699)	81,431,947

Convertible Bonds (127.0%)
	Communication Services (7.4%)
264,000	Cable One, Inc.µ
	0.000%, 03/15/26	236,328
7,250,000	Liberty Media Corp.*
	2.375%, 09/30/53	7,916,637
7,750,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	8,729,600
4,500,000	Match Group Financeco 3, Inc.*µ
	2.000%, 01/15/30	3,984,885
14,000,000	Snap, Inc.*
	0.500%, 05/01/30	13,078,800
3,000,000	Zillow Group, Inc.
	1.375%, 09/01/26	3,724,290
		37,670,540
	Consumer Discretionary (28.2%)
5,000,000	Airbnb, Inc.µ
	0.000%, 03/15/26	4,587,100
7,250,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	7,289,875
4,000,000	Booking Holdings, Inc.µ
	0.750%, 05/01/25	7,893,480

See accompanying Notes to Schedule of Investments

7

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,750,000	Carnival Corp.
	5.750%, 12/01/27	$5,669,288
6,000,000	Chegg, Inc.
	0.000%, 09/01/26	4,962,540
4,900,000	DISH Network Corp.
	0.000%, 12/15/25	3,599,589
9,750,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	8,261,857
11,250,000	Etsy, Inc.µ
	0.125%, 09/01/27	9,612,562
14,500,000	Ford Motor Companyµ
	0.000%, 03/15/26	14,093,855
3,500,000	JD.com, Inc.*
	0.250%, 06/01/29	3,283,245
2,125,000	Lucid Group, Inc.*
	1.250%, 12/15/26	1,337,454
9,000,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	8,270,820
7,000,000	Meritage Homes Corp.*^
	1.750%, 05/15/28	7,750,400
10,000,000	Rivian Automotive, Inc.µ
	4.625%, 03/15/29	11,028,200
1,750,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	5,554,133
5,000,000	Shake Shack, Inc.
	0.000%, 03/01/28	4,317,700
2,750,000	Stride, Inc.
	1.125%, 09/01/27	4,185,225
7,000,000	Trip.com Group, Ltd.*
	0.750%, 06/15/29	6,546,470
13,250,000	Vail Resorts, Inc.µ
	0.000%, 01/01/26	12,220,077
11,750,000	Wayfair, Inc.µ
	3.250%, 09/15/27	13,680,055
		144,143,925
	Consumer Staples (1.6%)
4,000,000	Post Holdings, Inc.
	2.500%, 08/15/27	4,555,120
3,500,000	Spectrum Brands, Inc.*µ
	3.375%, 06/01/29	3,397,415
		7,952,535
	Energy (2.4%)
3,500,000	Kosmos Energy, Ltd.*
	3.125%, 03/15/30	3,667,090
4,265,000	Nabors Industries, Inc.
	1.750%, 06/15/29	3,577,567
3,750,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	4,777,538
9,600,000	SunEdison, Inc.*@
	0.000%, 01/15/49	96,000
		12,118,195
	Financials (2.0%)
3,625,000	Coinbase Global, Inc.*µ
	0.250%, 04/01/30	3,588,351
7,250,000	Global Payments, Inc.*^µ
	1.500%, 03/01/31	6,834,068
		10,422,419
	Health Care (23.2%)
4,000,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	4,328,920
4,750,000	Alphatec Holdings, Inc.
	0.750%, 08/01/26	4,569,595
8,250,000	CONMED Corp.µ
	2.250%, 06/15/27	7,430,527
10,500,000	CryoPort, Inc.*
	0.750%, 12/01/26	8,974,455
	Dexcom, Inc.µ
13,817,000	0.250%, 11/15/25	12,997,514
7,000,000	0.375%, 05/15/28	6,129,200
2,525,000	Enovis Corp.*~
	3.875%, 10/15/28	2,739,474
	Exact Sciences Corp.µ
6,000,000	0.375%, 03/15/27	5,312,100
3,250,000	2.000%, 03/01/30*	3,002,545
6,250,000	Halozyme Therapeutics, Inc.
	1.000%, 08/15/28	7,177,750
1,772,000	Immunocore Holdings, PLC*
	2.500%, 02/01/30	1,553,247
1,250,000	Insmed, Inc.
	0.750%, 06/01/28	2,848,888
3,750,000	Insulet Corp.^
	0.375%, 09/01/26	4,062,037
5,500,000	Integer Holdings Corp.
	2.125%, 02/15/28	8,046,280
3,750,000	Ionis Pharmaceuticals, Inc.
	0.000%, 04/01/26	3,958,350
3,500,000	iRhythm Technologies, Inc.*
	1.500%, 09/01/29	3,203,655
8,000,000	Jazz Investments I, Ltd.µ
	2.000%, 06/15/26	7,840,880
2,439,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	3,655,573
9,000,000	NeoGenomics, Inc.
	0.250%, 01/15/28	7,334,730
7,500,000	Omnicell, Inc.µ
	0.250%, 09/15/25	7,085,325
2,886,000	Pacira BioSciences, Inc.
	0.750%, 08/01/25	2,705,192
3,250,000	Sarepta Therapeutics, Inc.
	1.250%, 09/15/27	3,943,030
		118,899,267
	Industrials (8.6%)
3,750,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	5,269,800
2,900,000	Fluor Corp.*
	1.125%, 08/15/29	3,558,532
6,250,000	John Bean Technologies Corp.
	0.250%, 05/15/26	5,773,625
3,500,000	Tetra Tech, Inc.*
	2.250%, 08/15/28	4,242,315
	Uber Technologies, Inc.
17,000,000	0.000%, 12/15/25µ	17,572,050
6,758,000	0.875%, 12/01/28*	7,554,633
		43,970,955
	Information Technology (45.2%)
3,625,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	3,935,336
	Akamai Technologies, Inc.
7,250,000	1.125%, 02/15/29*	7,227,162
3,750,000	0.375%, 09/01/27^	3,820,050
7,750,000	Bentley Systems, Inc.
	0.125%, 01/15/26	7,660,255
6,500,000	BILL Holdings, Inc.µ
	0.000%, 12/01/25	6,045,845

See accompanying Notes to Schedule of Investments

8

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
5,000,000	Confluent, Inc.µ
	0.000%, 01/15/27	$4,359,650
4,250,000	CyberArk Software, Ltd.
	0.000%, 11/15/24	6,934,555
4,250,000	Datadog, Inc.
	0.125%, 06/15/25	5,646,592
5,250,000	DigitalOcean Holdings, Inc.µ
	0.000%, 12/01/26	4,469,063
7,927,000	Enphase Energy, Inc.µ
	0.000%, 03/01/26	7,347,061
1,750,000	Five9, Inc.µ
	0.500%, 06/01/25	1,673,105
3,500,000	Itron, Inc.*
	1.375%, 07/15/30	3,564,330
4,500,000	MicroStrategy, Inc.*
	0.625%, 03/15/30	5,684,400
12,000,000	MKS Instruments, Inc.*µ
	1.250%, 06/01/30	12,663,360
	NCL Corp., Ltd.
5,250,000	1.125%, 02/15/27µ	4,910,220
4,000,000	2.500%, 02/15/27µ	3,821,440
2,750,000	5.375%, 08/01/25	3,251,875
2,750,000	Nutanix, Inc.
	0.250%, 10/01/27	3,026,430
3,500,000	Okta, Inc.µ
	0.375%, 06/15/26	3,219,580
15,000,000	ON Semiconductor Corp.µ
	0.500%, 03/01/29	15,475,800
2,750,000	Palo Alto Networks, Inc.µ
	0.375%, 06/01/25	8,979,630
5,250,000	Parsons Corp.*
	2.625%, 03/01/29	6,027,315
6,500,000	Rapid7, Inc.*^
	1.250%, 03/15/29	5,985,980
9,750,000	Repay Holdings Corp.*
	0.000%, 02/01/26	8,897,752
5,000,000	Seagate HDD Cayman*
	3.500%, 06/01/28	6,822,500
12,000,000	Shift4 Payments, Inc.µ
	0.000%, 12/15/25	13,036,920
3,600,000	SK Hynix, Inc.
	1.750%, 04/11/30	6,192,180
11,000,000	Super Micro Computer, Inc.*µ
	0.000%, 03/01/29	10,434,050
8,500,000	Tyler Technologies, Inc.^µ
	0.250%, 03/15/26	10,299,195
10,500,000	Unity Software, Inc.µ
	0.000%, 11/15/26	9,141,405
3,500,000	Vertex, Inc.*
	0.750%, 05/01/29	4,498,760
7,000,000	Western Digital Corp.*^µ
	3.000%, 11/15/28	10,212,580
5,500,000	Wix.com, Ltd.
	0.000%, 08/15/25	5,185,895
	Wolfspeed, Inc.
7,750,000	1.875%, 12/01/29	3,863,530
4,469,000	0.250%, 02/15/28	2,377,240
3,750,000	Zscaler, Inc.
	0.125%, 07/01/25	4,778,963
		231,470,004
	Materials (1.7%)
915,000	ATI, Inc.~
	3.500%, 06/15/25	4,005,889
5,225,000	MP Materials Corp.*µ
	0.250%, 04/01/26	4,699,208
		8,705,097
	Other (0.0%)
135,000	Multiplan Corp.*
	6.000%, 10/15/27	95,483

	Real Estate (0.9%)
5,250,000	Pebblebrook Hotel Trust
	1.750%, 12/15/26	4,689,930

	Utilities (5.8%)
3,750,000	CMS Energy Corp.
	3.375%, 05/01/28	3,827,025
13,250,000	PPL Capital Funding, Inc.µ
	2.875%, 03/15/28	13,169,970
11,750,000	Southern Company^µ
	3.875%, 12/15/25	12,450,652
		29,447,647
	Total Convertible Bonds (Cost $651,119,693)	649,585,997

Bank Loans (3.3%) ¡
	Airlines (0.1%)
174,563	Air Canada‡
	7.847%, 03/21/31
	3 mo. SOFR + 2.50%	175,354
168,750	American Airlines, Inc.‡
	10.294%, 04/20/28
	3 mo. SOFR + 4.75%	174,793
179,550	United Airlines, Inc.‡
	8.033%, 02/22/31
	3 mo. SOFR + 2.75%	180,480
		530,627
	Communication Services (0.4%)
15,765	Audacy Capital Corp.‡
	11.458%, 08/19/24
	1 mo. SOFR + 6.00%	15,784
129,668	Cincinnati Bell, Inc.‡
	8.694%, 11/22/28
	1 mo. SOFR + 3.25%	129,587
125,611	Clear Channel Outdoor Holdings, Inc.‡
	9.458%, 08/23/28
	1 mo. SOFR + 4.00%	126,239
498,695	CSC Holdings, LLC‡
	7.943%, 04/15/27
	1 mo. LIBOR + 2.50%	426,850
205,098	Directv Financing, LLC‡
	10.458%, 08/02/27
	1 mo. SOFR + 5.00%	206,442
420,000	Entercom Media Corp.‡
	8.145%, 11/18/24
	3 mo. SOFR + 0.00%	198,975
195,000	Gray Television, Inc.‡
	10.593%, 06/04/29
	1 mo. SOFR + 5.25%	189,828
209,466	Sinclair Television Group, Inc.‡
	9.194%, 04/21/29
	1 mo. SOFR + 3.75%	149,201

See accompanying Notes to Schedule of Investments

9

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
280,000	Telesat Canada‡
	8.359%, 12/07/26
	3 mo. SOFR + 2.75%	$135,538
260,000	TripAdvisor, Inc.‡
	8.094%, 07/08/31
	1 mo. SOFR + 2.75%	260,216
265,000	Virgin Media Bristol, LLC!
	0.000%, 01/31/28	255,855
134,643	Windstream Services, LLC‡
	11.694%, 09/21/27
	1 mo. SOFR + 6.25%	135,653
		2,230,168
	Consumer Discretionary (0.7%)
134,663	Adient U.S., LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	135,541
206,400	American Axle & Manufacturing, Inc.‡
	8.326%, 12/12/29
	1 mo. SOFR + 3.00%	207,754
375,507	Caesars Entertainment, Inc.‡
	8.097%, 02/06/30
	3 mo. SOFR + 2.75%	377,384
235,963	Carnival Corp.‡
	8.094%, 10/18/28
	1 mo. SOFR + 2.75%	237,733
202,206	Carnival Corp.‡
	8.094%, 08/08/27
	1 mo. SOFR + 2.75%	203,880
259,348	Flutter Financing, BV‡
	7.585%, 11/29/30
	3 mo. SOFR + 2.25%	260,051
326,360	Hanesbrands, Inc.‡
	9.094%, 03/08/30
	1 mo. SOFR + 3.75%	327,891
203,526	Life Time Fitness, Inc.‡
	9.591%, 01/15/26
	3 mo. SOFR + 4.00%	204,798
255,460	Light & Wonder International, Inc.‡
	7.585%, 04/14/29
	3 mo. SOFR + 2.25%	257,535
115,000	Peloton Interactive, Inc.‡
	11.346%, 05/23/29
	3 mo. SOFR + 6.00%	115,288
548,111	PetSmart, Inc.‡
	9.194%, 02/11/28
	1 mo. SOFR + 3.75%	544,913
195,000	Staples, Inc.‡
	11.084%, 09/04/29
	3 mo. SOFR + 5.75%	181,789
259,350	Station Casinos, LLC‡
	7.594%, 03/14/31
	1 mo. SOFR + 2.25%	260,080
170,554	TKC Holdings, Inc.‡
	11.109%, 05/15/28
	3 mo. SOFR + 5.50%	170,741
263,513	Windsor Holdings III, LLC‡
	9.345%, 08/01/30
	1 mo. SOFR + 4.00%	265,934
		3,751,312
	Consumer Staples (0.3%)
615,317	Amneal Pharmaceuticals, LLC‡
	10.844%, 05/04/28
	1 mo. SOFR + 5.50%	621,981
195,000	B&G Foods, Inc.!
	0.000%, 10/10/29	193,447
270,000	Fiesta Purchaser, Inc.‡
	9.344%, 02/12/31
	1 mo. SOFR + 4.00%	272,010
274,313	Star Parent, Inc.‡
	9.085%, 09/27/30
	3 mo. SOFR + 3.75%	275,091
169,575	United Natural Foods, Inc.‡
	10.099%, 05/01/31
	1 mo. SOFR + 4.75%	171,060
		1,533,589
	Energy (0.2%)
209,475	Buckeye Partners, LP‡
	7.344%, 11/22/30
	1 mo. SOFR + 2.00%	209,892
250,519	ChampionX Corp.‡
	8.197%, 06/07/29
	1 mo. SOFR + 2.75%	251,929
124,375	New Fortress Energy, Inc.‡
	10.252%, 10/27/28
	3 mo. SOFR + 5.00%	122,859
385,971	Par Petroleum, LLC‡
	9.064%, 02/28/30
	3 mo. SOFR + 3.75%	388,866
		973,546
	Financials (0.5%)
364,363	Advisor Group, Inc.‡
	9.344%, 08/17/28
	1 mo. SOFR + 4.00%	359,465
214,978	Alliant Holdings Intermediate, LLC‡
	8.845%, 11/06/30
	1 mo. SOFR + 3.50%	216,134
203,465	Amynta Agency Borrower, Inc.‡
	9.099%, 02/28/28
	1 mo. SOFR + 3.75%	204,156
349,125	AssuredPartners, Inc.‡
	8.844%, 02/14/31
	1 mo. SOFR + 3.50%	350,698
203,465	Avolon TLB Borrower 1 (US), LLC‡
	7.345%, 06/22/28
	1 mo. SOFR + 2.00%	204,360
149,625	Broadstreet Partners, Inc.‡
	8.594%, 06/14/31
	1 mo. SOFR + 3.25%	150,075
259,350	HUB International, Ltd.‡
	8.532%, 06/20/30
	3 mo. SOFR + 3.25%	259,966
194,025	Iron Mountain, Inc.‡
	7.344%, 01/31/31
	1 mo. SOFR + 2.00%	193,722
371,121	Jazz Financing Lux Sarl‡
	7.594%, 05/05/28
	1 mo. SOFR + 2.25%	372,181
200,000	Level 3 Financing, Inc.‡
	11.910%, 04/15/29
	1 mo. SOFR + 6.56%	198,714

See accompanying Notes to Schedule of Investments

10

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
260,000	VFH Parent, LLC‡
	8.094%, 06/21/31
	1 mo. SOFR + 2.75%	$260,568
		2,770,039
	Health Care (0.2%)
39,072	Icon Luxembourg Sarl‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	39,361
282,353	Padagis, LLC‡
	10.326%, 07/06/28
	3 mo. SOFR + 4.75%	273,176
9,735	PRA Health Sciences, Inc.‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	9,807
672,855	Team Health Holdings, Inc.‡
	10.502%, 03/02/27
	3 mo. SOFR + 5.25%	633,325
1,935	Team Health Holdings, Inc.‡
	10.594%, 03/02/27
	1 mo. SOFR + 5.25%	1,822
		957,491
	Industrials (0.2%)
263,641	ACProducts, Inc.‡
	9.846%, 05/17/28
	3 mo. SOFR + 4.25%	211,079
260,000	MI Windows & Doors, LLC‡
	8.844%, 03/28/31
	1 mo. SOFR + 3.50%	261,161
65,000	Reynolds Group Holdings, Inc.!
	0.000%, 09/24/28	65,210
64,838	Reynolds Group Holdings, Inc.‡
	7.849%, 09/24/28
	1 mo. SOFR + 2.50%	65,047
269,325	TransDigm, Inc.‡
	7.846%, 02/28/31
	3 mo. SOFR + 2.50%	270,318
		872,815
	Information Technology (0.3%)
367,711	Banff Merger Sub, Inc.‡
	9.597%, 12/29/28
	1 mo. SOFR + 4.25%	366,580
204,475	Camelot US Acquisition, LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	204,909
119,513	Central Parent, Inc.‡
	8.585%, 07/06/29
	3 mo. SOFR + 3.25%	118,494
266,163	Dun & Bradstreet Corp.‡
	8.097%, 01/18/29
	1 mo. SOFR + 2.75%	267,048
229,937	II-VI, Inc.‡
	7.844%, 07/02/29
	1 mo. SOFR + 2.50%	230,915
192,122	SS&C Technologies, Inc.‡
	7.344%, 05/09/31
	1 mo. SOFR + 2.00%	193,051
130,000	UKG, Inc.‡
	8.555%, 02/10/31
	3 mo. SOFR + 3.25%	130,539
		1,511,536
	Materials (0.3%)
198,500	Chemours Company‡
	8.844%, 08/18/28
	1 mo. SOFR + 3.50%	198,666
272,938	Ineos US Finance LLC‡
	8.594%, 02/18/30
	1 mo. SOFR + 3.25%	272,158
140,000	Ineos US Finance LLC!
	0.000%, 02/18/30	139,600
331,639	LSF11 A5 Holdco, LLC‡
	8.958%, 10/15/28
	1 mo. SOFR + 3.50%	332,676
158,885	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	3 mo. SOFR + 2.50%	124,397
33,937	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	1 mo. SOFR + 2.50%	26,570
251,473	W.R. Grace & Co.-Conn.‡
	8.594%, 09/22/28
	1 mo. SOFR + 3.25%	253,139
		1,347,206
	Special Purpose Acquisition Companies (0.1%)
137,200	Clydesdale Acquisition Holdings, Inc.‡
	9.119%, 04/13/29
	1 mo. SOFR + 3.68%	137,480
63,538	Fertitta Entertainment, LLC‡
	9.079%, 01/27/29
	1 mo. SOFR + 3.75%	63,766
255,450	Patagonia Holdco, LLC‡
	11.073%, 08/01/29
	3 mo. SOFR + 5.75%	238,049
		439,295
	Total Bank Loans (Cost $17,161,714)	16,917,624

NUMBER OF SHARES		VALUE

Convertible Preferred Stocks (5.2%)
	Energy (0.0%)
7	Gulfport Energy Corp.#
	10.000%, 09/03/24
	15.000% PIK rate	75,250

	Financials (2.7%)
72,795	Apollo Global Management, Inc.~
	6.750%, 07/31/26	4,950,060
7,055	Bank of America Corp.~‡‡
	7.250%, 12/31/49	8,444,905
		13,394,965
	Industrials (0.8%)
65,985	Chart Industries, Inc.~
	6.750%, 12/15/25	4,105,587

	Utilities (1.7%)
	NextEra Energy, Inc.
156,300	6.926%, 09/01/25^~	6,902,208

See accompanying Notes to Schedule of Investments

11

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
35,740	7.299%, 06/01/27#	$1,860,267
		8,762,475
	Total Convertible Preferred Stocks (Cost $26,655,604)	26,338,277

Common Stocks (0.1%)
	Communication Services (0.0%)
5,620	Altice USA, Inc. - Class A	11,746
1,888	Cumulus Media, Inc. - Class A#	3,776
		15,522
	Energy (0.1%)
1,100	Cheniere Energy Partners, LP	57,926
18,535	Energy Transfer, LP	301,564
11,035	Enterprise Products Partners, LP	318,470
1,881	EP Energy Corp.#	3,292
8	Gulfport Energy Corp.µ#	1,178
		682,430
	Total Common Stocks (Cost $721,503)	697,952

Preferred Stocks (0.0%)
	Communication Services (0.0%)
	United States Cellular Corp.
3,265	5.500%, 06/01/70	66,606
3,130	5.500%, 03/01/70	63,852
		130,458
	Consumer Discretionary (0.0%)
1,722	Guitar Center, Inc.#	64,575
	Total Preferred Stocks (Cost $299,506)	195,033

Warrants (0.0%) #
	Energy (0.0%)
13,522	Mcdermott International, Ltd.
	06/30/27, Strike $15.98	1
12,170	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	1
	Total Warrants (Cost $5,195)	2

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.2%) #
	Industrials (0.0%)
2,750	American Airlines Group, Inc.
2,926,000	Call, 06/20/25, Strike $17.00	89,375

	Other (0.2%)
885	Invesco QQQ Trust Series 1
41,689,695	Put, 01/17/25, Strike $430.00	873,495
	Total Purchased Options (Cost $1,400,675)	962,870

TOTAL INVESTMENTS (151.8%) (Cost $783,428,252)		776,331,718

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-18.0%)		(92,000,000)

LIABILITIES, LESS OTHER ASSETS (-33.8%)		(172,759,728)

NET ASSETS (100.0%)		$511,571,990

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $324,720,449.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $7,676,298.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
‡‡	Perpetual maturity.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$202,016	$—	$202,016
Corporate Bonds	—	81,431,947	—	81,431,947
Convertible Bonds	—	649,585,997	—	649,585,997
Bank Loans	—	16,917,624	—	16,917,624
Convertible Preferred Stocks	26,263,027	75,250	—	26,338,277
Common Stocks	694,660	3,292	—	697,952
Preferred Stocks	130,458	64,575	—	195,033
Warrants	—	2	—	2
Purchased Options	962,870	—	—	962,870
Total	$28,051,015	$748,280,703	$—	$776,331,718

See accompanying Notes to Schedule of Investments

13

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

ASSET BACKED SECURITY (0.0%)
	Other (0.0%)
170,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $158,663)	$159,734

CORPORATE BONDS (13.6%)
	Airlines (0.2%)
188,667	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	185,375
78,331	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	79,370
210,740	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	195,090
98,583	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	97,992
198,498	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	184,720
156,164	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	161,248
		903,795
	Communication Services (1.2%)
200,000	Altice France Holding, SA*
	10.500%, 05/15/27	76,028
250,000	Altice France, SA*
	5.500%, 10/15/29	176,155
260,000	APi Group DE, Inc.*
	4.750%, 10/15/29	247,543
225,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	187,218
	Audacy Capital Corp.*@
273,000	6.750%, 03/31/29	11,308
100,000	6.500%, 05/01/27	4,443
195,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	183,862
	Clear Channel Outdoor Holdings, Inc.*
105,000	7.875%, 04/01/30	106,979
95,000	9.000%, 09/15/28^	101,055
304,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	274,871
	CSC Holdings, LLC*
400,000	4.625%, 12/01/30	159,880
300,000	5.750%, 01/15/30	121,296
200,000	4.500%, 11/15/31	137,902
117,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	112,775
225,000	Frontier California, Inc.
	6.750%, 05/15/27	220,106
54,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	56,623
352,000	Frontier Florida, LLC
	6.860%, 02/01/28	358,389
330,000	Frontier North, Inc.
	6.730%, 02/15/28	328,059
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
195,000	3.500%, 03/01/29	177,493
69,000	5.250%, 12/01/27	68,010
110,000	Gray Television, Inc.*
	5.375%, 11/15/31	71,156
52,000	Hughes Satellite Systems Corp.
	6.625%, 08/01/26	24,456
	iHeartCommunications, Inc.
135,000	8.375%, 05/01/27	55,188
80,000	5.250%, 08/15/27*^	52,449
200,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	186,818
167,354	Ligado Networks, LLC*
	15.500%, 11/01/23	27,054
	Lumen Technologies, Inc.
160,000	7.600%, 09/15/39	68,778
100,000	4.000%, 02/15/27*	64,172
52,000	7.650%, 03/15/42	21,585
109,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	94,296
205,000	Paramount Global
	4.900%, 08/15/44	149,955
73,000	Qwest Corp.
	7.250%, 09/15/25	72,517
	Scripps Escrow II, Inc.*
111,000	3.875%, 01/15/29	72,389
56,000	5.375%, 01/15/31	27,275
210,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	146,177
	Sirius XM Radio, Inc.*
264,000	3.875%, 09/01/31	220,688
225,000	5.500%, 07/01/29	215,408
110,000	3.125%, 09/01/26	104,740
202,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	121,244
245,000	Stagwell Global, LLC*
	5.625%, 08/15/29	231,152
114,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	52,162
	Time Warner Cable, LLC
160,000	6.550%, 05/01/37	156,605
85,000	7.300%, 07/01/38	88,544
190,000	United States Cellular Corp.
	6.700%, 12/15/33	203,668
160,000	Univision Communications, Inc.*
	8.000%, 08/15/28	160,965
105,000	Viasat, Inc.*
	5.625%, 04/15/27	98,725
		5,898,161
	Consumer Discretionary (2.9%)
310,000	Adams Homes, Inc.*
	9.250%, 10/15/28	321,972

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

155,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	$163,111
185,000	American Axle & Manufacturing, Inc.^
	5.000%, 10/01/29	169,617
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
190,000	4.625%, 08/01/29	175,587
49,000	6.625%, 01/15/28	49,310
267,000	At Home Group, Inc.*
	4.875%, 07/15/28	101,652
	Bath & Body Works, Inc.
292,000	6.694%, 01/15/27	297,586
165,000	6.875%, 11/01/35	167,505
	Caesars Entertainment, Inc.*
136,000	4.625%, 10/15/29^	126,479
112,000	8.125%, 07/01/27	114,428
	Carnival Corp.*
108,000	7.625%, 03/01/26	109,157
105,000	4.000%, 08/01/28	99,448
13,000	7.000%, 08/15/29	13,581
	Carvana Company*
46,806	14.000%, 06/01/31	54,610
39,191	13.000%, 06/01/30	43,246
26,366	12.000%, 12/01/28	28,508
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
460,000	4.750%, 03/01/30	411,976
255,000	5.125%, 05/01/27	247,804
250,000	6.375%, 09/01/29	243,530
215,000	4.250%, 02/01/31	183,154
125,000	5.000%, 02/01/28	119,115
125,000	4.500%, 08/15/30	109,499
108,000	4.750%, 02/01/32	92,636
108,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	105,932
137,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op^
	5.250%, 07/15/29	133,528
105,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	106,622
	Dana, Inc.
175,000	4.250%, 09/01/30	154,747
164,000	4.500%, 02/15/32	143,528
	DISH DBS Corp.
220,000	5.125%, 06/01/29	92,994
170,000	5.250%, 12/01/26*	141,622
133,000	7.375%, 07/01/28	61,728
129,000	7.750%, 07/01/26	83,178
100,000	5.750%, 12/01/28*	73,636
220,000	DISH Network Corp.*
	11.750%, 11/15/27	220,312
200,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	193,238
238,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	235,851
220,000	Ford Motor Company
	6.100%, 08/19/32	222,856
	Ford Motor Credit Company, LLC
350,000	4.000%, 11/13/30	318,286
300,000	5.113%, 05/03/29	293,823
275,000	7.200%, 06/10/30	293,906
200,000	7.350%, 11/04/27	210,754
82,000	Gap, Inc.*
	3.875%, 10/01/31	69,054
110,000	General Motors Company
	5.200%, 04/01/45	99,084
	goeasy, Ltd.*
365,000	9.250%, 12/01/28	391,605
188,000	7.625%, 07/01/29	192,730
	Goodyear Tire & Rubber Company^
210,000	5.625%, 04/30/33	193,544
110,000	5.250%, 07/15/31	102,987
	Group 1 Automotive, Inc.*
125,000	6.375%, 01/15/30	126,297
93,000	4.000%, 08/15/28	86,755
121,000	Guitar Center, Inc.*^
	8.500%, 01/15/26	108,197
276,925	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	11.000%, 04/15/29	264,364
145,000	International Game Technology, PLC*
	6.250%, 01/15/27	146,408
52,697	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	53,888
230,000	Kohl's Corp.
	5.550%, 07/17/45	152,856
210,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	220,282
220,000	Liberty Interactive, LLC
	8.250%, 02/01/30	113,696
204,000	Life Time, Inc.*
	8.000%, 04/15/26	207,191
105,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	109,584
80,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	83,346
139,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	139,131
140,000	M/I Homes, Inc.
	3.950%, 02/15/30	127,742
	Macy's Retail Holdings, LLC
261,000	6.700%, 07/15/34*	230,207
160,000	4.300%, 02/15/43	115,118
105,000	MGM Resorts International
	6.500%, 04/15/32	105,446
287,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	271,249
125,000	Newell Brands, Inc.
	5.700%, 04/01/26	124,834
	Nordstrom, Inc.
110,000	5.000%, 01/15/44	87,881
105,000	6.950%, 03/15/28	107,609
105,000	4.250%, 08/01/31	93,663
327,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	305,719
250,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	221,397
105,000	Phinia, Inc.*
	6.750%, 04/15/29	107,258

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

305,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	$228,421
110,000	QVC, Inc.
	5.450%, 08/15/34	70,133
105,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	113,503
448,000	Rite Aid Corp.*@
	8.000%, 11/15/26	198,545
	Royal Caribbean Cruises, Ltd.*
105,000	7.250%, 01/15/30	110,160
26,000	6.250%, 03/15/32	26,505
320,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	289,610
320,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	329,680
136,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	124,516
131,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	126,427
220,000	Station Casinos, LLC*
	4.500%, 02/15/28	209,262
210,000	STL Holding Company, LLC*
	8.750%, 02/15/29	218,912
128,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	128,218
55,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	60,028
260,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	259,457
210,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	218,268
		14,000,819
	Consumer Staples (0.6%)
310,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	315,217
50,000	B&G Foods, Inc.*
	8.000%, 09/15/28	51,046
	Brink's Company*
100,000	6.500%, 06/15/29	102,017
53,000	6.750%, 06/15/32	54,074
251,000	Central Garden & Pet Company*
	4.125%, 04/30/31	223,613
245,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	228,149
	Energizer Holdings, Inc.*
307,000	4.375%, 03/31/29	283,647
54,000	6.500%, 12/31/27^	54,360
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
210,000	5.500%, 01/15/30^	210,332
135,000	5.125%, 02/01/28^	135,112
59,000	5.750%, 04/01/33	59,520
174,000	New Albertsons, LP
	7.750%, 06/15/26	178,766
217,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	201,159
165,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	153,473
105,000	Post Holdings, Inc.*
	6.250%, 02/15/32	106,564
209,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	184,578
105,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	105,735
195,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	178,530
237,000	Vector Group, Ltd.*
	5.750%, 02/01/29	227,845
		3,053,737
	Energy (2.0%)
223,000	Apache Corp.
	5.100%, 09/01/40	195,881
	Buckeye Partners, LP
157,000	6.875%, 07/01/29*	159,575
135,000	5.850%, 11/15/43	120,524
112,000	Cheniere Energy, Inc.µ
	4.625%, 10/15/28	109,900
167,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	169,031
297,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	319,911
	Continental Resources, Inc.
110,000	2.875%, 04/01/32*^	91,414
105,000	4.900%, 06/01/44	88,749
169,000	DT Midstream, Inc.*
	4.125%, 06/15/29	158,165
	Earthstone Energy Holdings, LLC*
207,000	8.000%, 04/15/27	213,638
80,000	9.875%, 07/15/31	89,168
	Enbridge, Inc.‡
100,000	7.375%, 03/15/55
	5 year CMT + 3.12%	101,428
100,000	7.200%, 06/27/54
	5 year CMT + 2.97%	102,201
68,000	7.375%, 01/15/83
	5 year CMT + 3.71%	68,606
210,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	220,815
	Energy Transfer, LP‡
320,000	8.527%, 11/01/66
	3 mo. SOFR + 3.28%	310,925
162,000	6.500%, 11/15/26
	5 year CMT + 5.69%	161,253
	EnLink Midstream Partners, LP
240,000	9.711%, 09/03/24‡
	3 mo. SOFR + 4.37%	238,315
224,000	4.850%, 07/15/26	221,567
132,000	Enlink Midstream, LLC*
	6.500%, 09/01/30	137,776
	EQM Midstream Partners, LP*
355,000	7.500%, 06/01/27	365,267
110,000	6.375%, 04/01/29	112,386
	Genesis Energy, LP / Genesis Energy Finance Corp.
138,000	8.875%, 04/15/30	146,268
90,000	7.875%, 05/15/32	91,943
	Gulfport Energy Corp.
205,000	8.000%, 05/17/26*	208,022
65,902	8.000%, 05/17/26	66,873

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

305,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	$298,769
105,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	108,241
210,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	216,359
217,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	216,740
213,000	Matador Resources Company*
	6.500%, 04/15/32	214,244
	Moss Creek Resources Holdings, Inc.*
135,000	10.500%, 05/15/27	138,510
90,000	7.500%, 01/15/26	90,176
	Nabors Industries, Inc.*
160,000	7.375%, 05/15/27	163,091
80,000	9.125%, 01/31/30	85,671
160,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	157,427
144,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	141,621
223,000	Oceaneering International, Inc.
	6.000%, 02/01/28	221,225
230,000	Parkland Corp.*
	5.875%, 07/15/27	229,782
112,000	Patterson-UTI Energy, Inc.
	5.150%, 11/15/29	110,939
	Permian Resources Operating, LLC*
52,000	7.000%, 01/15/32	53,842
52,000	6.250%, 02/01/33	52,010
270,000	Plains All American Pipeline, LP‡
	9.694%, 09/03/24
	3 mo. SOFR + 4.37%	270,324
305,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	289,582
109,000	Southwestern Energy Company
	4.750%, 02/01/32	101,972
210,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	214,763
	Transocean, Inc.*
210,000	8.250%, 05/15/29	214,572
190,800	8.750%, 02/15/30	201,002
	Venture Global Calcasieu Pass, LLC*
130,000	6.250%, 01/15/30	133,806
55,000	4.125%, 08/15/31	50,070
55,000	3.875%, 08/15/29	50,972
	Venture Global LNG, Inc.*
265,000	8.375%, 06/01/31	278,504
155,000	8.125%, 06/01/28	161,375
110,000	7.000%, 01/15/30	111,313
105,000	9.875%, 02/01/32	116,594
105,000	9.500%, 02/01/29	116,824
	Vital Energy, Inc.
110,000	7.875%, 04/15/32*	112,022
100,000	7.750%, 07/31/29*	101,277
79,000	9.750%, 10/15/30	86,533
190,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	185,560
262,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	272,920
		9,838,233
	Financials (2.4%)
340,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	346,304
323,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	327,616
370,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	367,636
	Ally Financial, Inc.
245,000	4.700%, 05/15/26‡
	5 year CMT + 3.87%	223,937
100,000	4.700%, 05/15/28‡
	7 year CMT + 3.48%	83,319
90,000	8.000%, 11/01/31	101,444
439,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	414,240
168,000	Aviation Capital Group, LLC*µ
	3.500%, 11/01/27	159,566
210,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	216,737
105,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	111,907
329,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	317,534
255,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	241,641
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	198,096
	Credit Acceptance Corp.
205,000	6.625%, 03/15/26	205,182
140,000	9.250%, 12/15/28*	149,780
210,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	226,441
235,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	243,232
328,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	296,840
225,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	236,993
120,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	125,632
	HUB International, Ltd.*
324,000	5.625%, 12/01/29	311,364
105,000	7.375%, 01/31/32	108,148
164,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	142,828
435,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	426,404

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

600,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	$558,420
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
387,000	5.250%, 10/01/25	385,475
224,000	4.750%, 06/15/29	212,941
131,000	7.000%, 07/15/31	134,141
205,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	163,219
	Level 3 Financing, Inc.*
235,000	4.250%, 07/01/28	128,221
105,000	4.625%, 09/15/27	69,350
162,000	LPL Holdings, Inc.*µ
	4.000%, 03/15/29	152,411
210,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	222,327
344,000	MetLife, Inc.
	6.400%, 12/15/66	351,977
300,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	291,609
150,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	136,713
105,000	Newmark Group, Inc.
	7.500%, 01/12/29	110,324
	OneMain Finance Corp.
150,000	3.875%, 09/15/28	137,481
145,000	9.000%, 01/15/29	153,874
100,000	7.500%, 05/15/31	102,897
105,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	106,923
341,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	335,991
	RHP Hotel Properties, LP / RHP Finance Corp.*
260,000	4.500%, 02/15/29	246,568
215,000	6.500%, 04/01/32	217,574
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
100,000	3.875%, 03/01/31	89,089
100,000	3.625%, 03/01/29	91,940
50,000	2.875%, 10/15/26	47,277
160,000	Service Properties Trust
	8.375%, 06/15/29	159,355
265,000	StoneX Group, Inc.*
	7.875%, 03/01/31	276,074
	United Wholesale Mortgage, LLC*
258,000	5.500%, 04/15/29	249,246
105,000	5.750%, 06/15/27	103,749
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
110,000	6.500%, 02/15/29	83,581
130,000	10.500%, 02/15/28	131,603
105,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	108,188
250,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	219,088
237,000	XHR, LP*
	6.375%, 08/15/25	237,168
		11,597,615
	Health Care (0.9%)
	CHS/Community Health Systems, Inc.*
435,000	6.125%, 04/01/30	332,588
158,000	10.875%, 01/15/32	169,842
127,000	6.875%, 04/15/29	104,310
27,000	5.250%, 05/15/30	23,599
	DaVita, Inc.*
258,000	3.750%, 02/15/31	223,503
233,000	4.625%, 06/01/30	213,661
	Embecta Corp.*
162,000	5.000%, 02/15/30	139,237
52,000	6.750%, 02/15/30	46,451
	Encompass Health Corp.
110,000	4.750%, 02/01/30	105,208
110,000	4.500%, 02/01/28	106,423
300,000	HCA, Inc.
	7.500%, 11/06/33	339,465
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	188,228
	Medline Borrower, LP*
270,000	3.875%, 04/01/29	252,175
267,000	5.250%, 10/01/29	258,280
26,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	26,571
400,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
	5.125%, 04/30/31	368,052
	Tenet Healthcare Corp.
430,000	6.250%, 02/01/27	431,092
295,000	6.875%, 11/15/31	315,924
	Teva Pharmaceutical Finance Netherlands III, BV
270,000	5.125%, 05/09/29^	262,181
200,000	4.750%, 05/09/27	193,994
100,000	3.150%, 10/01/26	94,714
		4,195,498
	Industrials (1.9%)
210,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	214,771
260,000	ACCO Brands Corp.*
	4.250%, 03/15/29	237,762
235,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	234,537
200,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	184,268
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
365,000	4.625%, 01/15/27	356,116
155,000	5.875%, 02/15/28	153,915
127,000	Arcosa, Inc.*
	4.375%, 04/15/29	119,875
475,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	122,555
178,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	163,844

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Bombardier, Inc.*
105,000	8.750%, 11/15/30	$113,924
80,000	7.000%, 06/01/32	81,856
68,000	7.250%, 07/01/31	70,108
60,000	7.875%, 04/15/27	60,145
226,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	213,258
215,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	208,986
56,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	55,374
282,000	Deluxe Corp.*
	8.000%, 06/01/29	267,218
213,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	216,900
205,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	208,948
	EnerSys*
140,000	4.375%, 12/15/27	134,295
110,000	6.625%, 01/15/32	112,250
80,000	EquipmentShare.com, Inc.*
	8.625%, 05/15/32	83,165
135,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	131,667
	Graphic Packaging International, LLC*
102,000	3.500%, 03/01/29	92,820
85,000	4.750%, 07/15/27	83,433
236,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	212,426
516,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	472,094
	Herc Holdings, Inc.*
270,000	5.500%, 07/15/27	267,951
105,000	6.625%, 06/15/29	107,294
	JELD-WEN, Inc.*
154,000	4.625%, 12/15/25	151,906
110,000	4.875%, 12/15/27	104,952
360,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	342,011
210,000	Knife River Holding Company*
	7.750%, 05/01/31	221,134
55,000	MasTec, Inc.*^
	4.500%, 08/15/28	53,222
105,000	Masterbrand, Inc.*
	7.000%, 07/15/32	107,964
135,000	Moog, Inc.*
	4.250%, 12/15/27	129,400
275,000	Newfold Digital Holdings Group, Inc.*^
	6.000%, 02/15/29	189,855
232,000	Novelis Corp.*
	4.750%, 01/30/30	218,906
80,000	OI European Group, BV*
	4.750%, 02/15/30	73,731
148,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	140,011
	Sealed Air Corp.*
163,000	6.125%, 02/01/28	164,504
55,000	6.500%, 07/15/32	55,730
54,000	5.000%, 04/15/29	52,299
50,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	52,118
210,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	185,833
225,000	Standard Industries, Inc.*
	5.000%, 02/15/27	220,390
176,000	Stericycle, Inc.*
	3.875%, 01/15/29	167,557
	TransDigm, Inc.*
225,000	6.875%, 12/15/30	231,671
155,000	6.750%, 08/15/28	158,226
80,000	7.125%, 12/01/31	83,233
52,000	6.625%, 03/01/32	53,244
105,000	Tronox, Inc.*
	4.625%, 03/15/29	95,763
75,377	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	70,629
217,000	Vertiv Group Corp.*
	4.125%, 11/15/28	205,911
228,000	Wabash National Corp.*
	4.500%, 10/15/28	208,440
170,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	168,890
	Williams Scotsman, Inc.*
128,000	4.625%, 08/15/28	121,971
105,000	7.375%, 10/01/31	109,251
80,000	6.625%, 06/15/29	81,525
		9,202,032
	Information Technology (0.6%)
54,000	Booz Allen Hamilton, Inc.*µ
	4.000%, 07/01/29	51,111
126,000	Coherent Corp.*^
	5.000%, 12/15/29	120,186
79,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	80,322
108,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	102,896
93,000	Fair Isaac Corp.*
	4.000%, 06/15/28	87,625
245,000	KBR, Inc.*
	4.750%, 09/30/28	233,316
	MPH Acquisition Holdings, LLC*
245,000	5.750%, 11/01/28	146,677
110,000	5.500%, 09/01/28	86,089
105,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	111,713
113,000	NCR Voyix Corp.*
	5.125%, 04/15/29	108,068
167,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	156,245
	Open Text Corp.*
139,000	3.875%, 02/15/28	129,984
110,000	6.900%, 12/01/27	114,198
81,000	3.875%, 12/01/29	73,600
81,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	72,253
193,000	Playtika Holding Corp.*
	4.250%, 03/15/29	172,092
315,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	293,378
	Twilio, Inc.
150,000	3.625%, 03/15/29	136,279

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

57,000		3.875%, 03/15/31	$51,206
79,000		UKG, Inc.*
		6.875%, 02/01/31	81,211
240,000		Viavi Solutions, Inc.*
		3.750%, 10/01/29	208,613
105,000		Zebra Technologies Corp.*
		6.500%, 06/01/32	107,961
260,000		ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
		3.875%, 02/01/29	237,726
			2,962,749
		Materials (0.6%)
130,000		ArcelorMittal, SA
		7.000%, 10/15/39	143,480
85,000		ATI, Inc.
		5.875%, 12/01/27	84,491
55,000		Carpenter Technology Corp.
		7.625%, 03/15/30	57,434
220,000		Chemours Company*^
		4.625%, 11/15/29	192,916
355,000		Clearwater Paper Corp.*
		4.750%, 08/15/28	335,912
157,000		Cleveland-Cliffs, Inc.*
		6.750%, 04/15/30	158,452
		Commercial Metals Company
108,000		4.125%, 01/15/30	100,129
54,000		4.375%, 03/15/32	49,432
250,000		Constellium, SE*
		6.375%, 08/15/32	249,927
111,000		HB Fuller Company
		4.250%, 10/15/28	103,755
215,000		JW Aluminum Continuous Cast Company*
		10.250%, 06/01/26	215,481
190,000		Kaiser Aluminum Corp.*
		4.625%, 03/01/28	178,450
		Mercer International, Inc.
229,000		5.125%, 02/01/29	194,279
107,000		12.875%, 10/01/28*	114,811
200,000		OCI, NV*
		6.700%, 03/16/33	199,762
160,000		Owens-Brockway Glass Container, Inc.*
		7.250%, 05/15/31	158,453
200,000		Silgan Holdings, Inc.
		4.125%, 02/01/28	190,952
113,000		Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
		5.125%, 04/01/29	43,853
			2,771,969
		Other (0.0%)
		Gen Digital, Inc.*
100,000		6.750%, 09/30/27	101,782
45,000		7.125%, 09/30/30^	46,569
			148,351
		Real Estate (0.1%)
174,000		EPR Properties
		3.750%, 08/15/29	159,273
		Forestar Group, Inc.*
187,000		5.000%, 03/01/28	180,702
110,000		3.850%, 05/15/26	106,402
248,000		MIWD Holdco II, LLC / MIWD Finance Corp.*^
		5.500%, 02/01/30	232,170
			678,547
		Special Purpose Acquisition Companies (0.1%)
50,000		Clydesdale Acquisition Holdings, Inc.*
		6.875%, 01/15/30	49,904
		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
220,000		6.750%, 01/15/30	195,224
107,000		4.625%, 01/15/29	100,095
			345,223
		Utilities (0.1)%
79,000		AES Corp.‡
		7.600%, 01/15/55
		5 year CMT + 3.20%	80,270
80,000		Entergy Corp.‡
		7.125%, 12/01/54
		5 year CMT + 2.67%	80,176
79,000		NiSource, Inc.‡
		6.950%, 11/30/54
		5 year CMT + 2.45%	80,025
79,000		PPL Capital Funding, Inc.‡
		8.261%, 03/30/67
		3 mo. SOFR + 2.93%	78,746
		Vistra Corp.*‡
105,000		7.000%, 12/15/26
		5 year CMT + 5.74%	105,636
50,000		8.000%, 10/15/26
		5 year CMT + 6.93%	51,160
			476,013
		Total Corporate Bonds
		(Cost $69,686,704)	66,072,742

CONVERTIBLE BONDS (36.5%)
		Communication Services (1.6%)
209,000		Cable One, Inc.µ
		0.000%, 03/15/26	187,093
20,000,000	JPY	CyberAgent, Inc.µ
		0.000%, 02/19/25	132,456
2,185,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	2,461,184
4,479,000		Sea, Ltd.
		2.375%, 12/01/25	4,657,846
321,000		Snap, Inc.*
		0.500%, 05/01/30	299,878
157,000		Zillow Group, Inc.
		1.375%, 09/01/26	194,905
			7,933,362
		Consumer Discretionary (10.3%)
10,955,800	EUR	Accor, SA
		0.700%, 12/07/27	5,830,756
4,563,000		Alibaba Group Holding, Ltd.*
		0.500%, 06/01/31	4,588,097
608,000		DISH Network Corp.
		0.000%, 12/15/25	446,643

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

197,000		DraftKings Holdings, Inc.µ
		0.000%, 03/15/28	$166,932
		Etsy, Inc.µ
229,000		0.125%, 10/01/26	237,084
161,000		0.125%, 09/01/27	137,566
251,000		Farfetch, Ltd.
		3.750%, 05/01/27	4,413
200,000	AUD	Flight Centre Travel Group, Ltd.
		1.625%, 11/01/28	130,273
11,210,000		Ford Motor Companyµ
		0.000%, 03/15/26	10,896,008
2,740,000		IMAX Corp.
		0.500%, 04/01/26	2,733,616
973,000		JD.com, Inc.*
		0.250%, 06/01/29	912,742
214,000		Lucid Group, Inc.*
		1.250%, 12/15/26	134,689
272,000		MakeMyTrip, Ltd.
		0.000%, 02/15/28	666,498
725,000		Marriott Vacations Worldwide Corp.µ
		0.000%, 01/15/26	666,928
40,000,000	JPY	Mercari, Inc.µ
		0.000%, 07/14/28	222,447
3,511,000		Meritage Homes Corp.*
		1.750%, 05/15/28	3,887,379
160,000		NIO, Inc.*
		4.625%, 10/15/30	100,669
		Ocado Group, PLCµ
100,000	GBP	0.875%, 12/09/25	119,515
100,000	GBP	0.750%, 01/18/27	104,160
		Rivian Automotive, Inc.µ
2,453,000		4.625%, 03/15/29	2,705,217
1,940,000		3.625%, 10/15/30*	1,874,292
194,000		Royal Caribbean Cruises, Ltd.
		6.000%, 08/15/25	615,715
40,000,000	JPY	Sanrio Company, Ltd.
		0.000%, 12/14/28	369,627
100,000	EUR	Shop Apotheke Europe, NVµ
		0.000%, 01/21/28	104,348
162,000		Stride, Inc.
		1.125%, 09/01/27	246,548
8,798,000		Trip.com Group, Ltd.*
		0.750%, 06/15/29	8,227,978
		Wayfair, Inc.
318,000		0.625%, 10/01/25^	298,058
302,000		3.500%, 11/15/28	428,762
1,900,000	GBP	WH Smith, PLC
		1.625%, 05/07/26	2,287,932
316,000		Wynn Macau, Ltd.*
		4.500%, 03/07/29	313,801
5,000,000	HKD	Zhongsheng Group Holdings, Ltd.
		0.000%, 05/21/25	717,126
			50,175,819
		Consumer Staples (2.5%)
100,000	EUR	Davide Campari-Milano, NVµ
		2.375%, 01/17/29	108,028
2,500,000	EUR	Fomento Economico Mexicano SAB de CV
		2.625%, 02/24/26	2,673,752
20,000,000	JPY	Nippn Corp.
		0.000%, 06/20/25	148,281
3,715,000		Post Holdings, Inc.µ
		2.500%, 08/15/27	4,230,568
4,975,000	CAD	Premium Brands Holdings Corp.µ
		4.200%, 09/30/27	3,414,558
1,630,000		Spectrum Brands, Inc.*µ
		3.375%, 06/01/29	1,582,225
			12,157,412
		Energy (1.4%)
4,500,000	EUR	Eni S.p.A
		2.950%, 09/14/30	5,057,430
1,650,000		Nabors Industries, Inc.
		1.750%, 06/15/29	1,384,053
306,000		Northern Oil & Gas, Inc.
		3.625%, 04/15/29	389,847
100,000	EUR	Saipem S.p.A
		2.875%, 09/11/29	144,217
		SunEdison, Inc.@
2,261,000		0.000%, 01/15/49*	22,610
275,000		0.000%, 10/01/49	2,750
			7,000,907
		Financials (1.0%)
223,000		Affirm Holdings, Inc.µ
		0.000%, 11/15/26	188,814
323,000		Coinbase Global, Inc.*µ
		0.250%, 04/01/30	319,734
70,268	EUR	Corestate Capital Holding, SA
		8.000%, 12/31/26
		9.000% PIK rate	28,385
100,000	GBP	Cornwall Jersey, Ltd.
		0.750%, 04/16/26	92,689
3,316,000		Global Payments, Inc.*^µ
		1.500%, 03/01/31	3,125,761
200,000	EUR	JPMorgan Chase Financial Company, LLC§
		0.000%, 01/14/25	223,011
200,000	EUR	LEG Immobilien, SEµ
		0.875%, 09/01/25	211,413
314,000		Morgan Stanley Finance, LLC
		1.000%, 11/23/27	431,750
			4,621,557
		Health Care (1.1%)
1,774,000		Alnylam Pharmaceuticals, Inc.µ
		1.000%, 09/15/27	1,919,876
160,000		BioMarin Pharmaceutical, Inc.
		0.599%, 08/01/24	159,880
135,000		Coherus Biosciences, Inc.
		1.500%, 04/15/26	101,470
172,000		CONMED Corp.µ
		2.250%, 06/15/27	154,915
		Dexcom, Inc.µ
156,000		0.375%, 05/15/28	136,594
142,000		0.250%, 11/15/25	133,578
154,000		Enovis Corp.*
		3.875%, 10/15/28	167,081
205,000		Haemonetics Corp.µ
		0.000%, 03/01/26	187,110
		Halozyme Therapeutics, Inc.
206,000		0.250%, 03/01/27µ	202,500
170,000		1.000%, 08/15/28	195,235
81,000		Immunocore Holdings, PLC*
		2.500%, 02/01/30	71,001
73,000		Innoviva, Inc.
		2.500%, 08/15/25	87,125

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

167,000		Integra LifeSciences Holdings Corp.µ
		0.500%, 08/15/25	$157,474
163,000		Ionis Pharmaceuticals, Inc.
		0.000%, 04/01/26	172,056
162,000		iRhythm Technologies, Inc.*
		1.500%, 09/01/29	148,283
156,000		Jazz Investments I, Ltd.µ
		2.000%, 06/15/26	152,897
101,000		Lantheus Holdings, Inc.
		2.625%, 12/15/27	151,379
30,000,000	JPY	Menicon Company, Ltd.
		0.000%, 01/29/25	199,087
181,000		NeoGenomics, Inc.
		0.250%, 01/15/28	147,510
165,000		NuVasive, Inc.µ
		0.375%, 03/15/25	159,340
145,000		Omnicell, Inc.µ
		0.250%, 09/15/25	136,983
56,000		Pacira BioSciences, Inc.
		0.750%, 08/01/25	52,492
163,000		Sarepta Therapeutics, Inc.
		1.250%, 09/15/27	197,758
156,000		TransMedics Group, Inc.
		1.500%, 06/01/28	263,855
			5,455,479
		Industrials (4.1%)
40,000,000	JPY	Daifuku Company Ltd.
		0.000%, 09/13/30	287,593
100,000	EUR	Duerr, AG
		0.750%, 01/15/26	102,876
1,868,000		Granite Construction, Inc.*
		3.250%, 06/15/30	2,057,957
196,000		John Bean Technologies Corp.
		0.250%, 05/15/26	181,061
200,000		L&F Company Ltd.
		2.500%, 04/26/30	127,408
161,000		Middleby Corp.
		1.000%, 09/01/25	182,952
		Rheinmetall, AG
400,000	EUR	1.875%, 02/07/28	724,848
100,000	EUR	2.250%, 02/07/30	185,411
4,100,000	EUR	SPIE, SA
		2.000%, 01/17/28	5,284,735
3,925,000		Tetra Tech, Inc.*µ
		2.250%, 08/15/28	4,757,453
5,471,000		Uber Technologies, Inc.*µ~
		0.875%, 12/01/28	6,115,921
			20,008,215
		Information Technology (10.5%)
		Akamai Technologies, Inc.
240,000		1.125%, 02/15/29*	239,244
190,000		0.125%, 05/01/25	210,165
1,660,000		Alarm.com Holdings, Inc.*
		2.250%, 06/01/29	1,722,316
208,000		BILL Holdings, Inc.µ
		0.000%, 04/01/27	179,408
2,945,000		Block, Inc.µ
		0.125%, 03/01/25	2,850,466
210,000		Cloudflare, Inc.µ
		0.000%, 08/15/26	192,488
162,000		CyberArk Software, Ltd.
		0.000%, 11/15/24	264,329
146,000		Datadog, Inc.
		0.125%, 06/15/25	193,977
447,000		DigitalOcean Holdings, Inc.µ
		0.000%, 12/01/26	380,509
207,000		Dropbox, Inc.µ
		0.000%, 03/01/28	194,065
411,000		Fastly, Inc.
		0.000%, 03/15/26	373,332
		Five9, Inc.µ
357,000		0.500%, 06/01/25	341,313
161,000		1.000%, 03/15/29*	145,454
100,000	EUR	GlobalWafers GmbH
		1.500%, 01/23/29	105,001
6,600,000		Hon Hai Precision Industry Company, Ltd.
		0.000%, 08/05/26	7,752,030
1,730,000		Itron, Inc.*
		1.375%, 07/15/30	1,761,797
17,000,000	HKD	Kingsoft Corp, Ltd.
		0.625%, 04/29/25	2,218,528
175,000		LivePerson, Inc.
		0.000%, 12/15/26	85,414
451,000		Microchip Technology, Inc.
		0.125%, 11/15/24	470,037
363,000		MicroStrategy, Inc.*µ
		0.875%, 03/15/31	349,917
1,761,000		MKS Instruments, Inc.*
		1.250%, 06/01/30	1,858,348
		NCL Corp., Ltd.
1,440,000		5.375%, 08/01/25	1,702,800
447,000		1.125%, 02/15/27µ	418,070
200,000	EUR	Nexi S.p.Aµ
		1.750%, 04/24/27	200,716
162,000		Nice, Ltd.
		0.000%, 09/15/25	153,615
413,000		Okta, Inc.µ
		0.125%, 09/01/25	390,537
		ON Semiconductor Corp.
319,000		0.500%, 03/01/29µ	329,119
202,000		0.000%, 05/01/27	313,779
3,711,000		OSI Systems, Inc.*
		2.250%, 08/01/29	3,712,039
4,701,000		Parsons Corp.*µ
		2.625%, 03/01/29	5,397,030
173,000		Pegasystems, Inc.µ
		0.750%, 03/01/25	167,820
296,000		Repay Holdings Corp.*
		0.000%, 02/01/26	270,127
320,000		RingCentral, Inc.µ
		0.000%, 03/15/26	291,565
360,000,000	JPY	Rohm Company, Ltd.µ
		0.000%, 12/05/24	2,396,972
320,000		Seagate HDD Cayman*
		3.500%, 06/01/28	436,640
139,000		Shift4 Payments, Inc.^
		0.000%, 12/15/25	151,011
200,000		SK Hynix, Inc.
		1.750%, 04/11/30	344,010
148,300	EUR	SOITECµ
		0.000%, 10/01/25	274,756
4,470,000		Spotify USA, Inc.µ
		0.000%, 03/15/26	4,355,479
2,946,000		Super Micro Computer, Inc.*µ
		0.000%, 03/01/29	2,794,428
200,000		Tyler Technologies, Inc.^
		0.250%, 03/15/26	242,334

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

318,000		Wix.com, Ltd.
		0.000%, 08/15/25	$299,839
		Workiva, Inc.
240,000		1.250%, 08/15/28*	216,041
34,000		1.125%, 08/15/26	38,252
4,074,000		Xero Investments, Ltd.
		1.625%, 06/12/31	4,274,522
145,000		Zscaler, Inc.
		0.125%, 07/01/25	184,787
			51,244,426
		Materials (2.4%)
214,000		Amyris, Inc.
		0.000%, 11/15/26	5,883
1,254,000		Fortuna Mining Corp.*µ
		3.750%, 06/30/29	1,298,316
3,600,000		Glencore Funding, LLC
		0.000%, 03/27/25	3,704,760
300,000		Gold Pole Capital Company, Ltd.
		1.000%, 06/25/29	302,598
2,700,000		LG Chem, Ltd.
		1.250%, 07/18/28	2,579,661
1,976,000		Lithium Americas Corp.
		1.750%, 01/15/27	1,498,757
20,000,000	JPY	Nippon Steel Corp.
		0.000%, 10/05/26	177,854
400,000	EUR	POSCO Holdings, Inc.
		0.000%, 09/01/26	432,177
240,000,000	JPY	Resonac Holdings Corp.
		0.000%, 12/29/28	1,720,300
			11,720,306
		Other (0.0%)
110,000		Multiplan Corp.*
		6.000%, 10/15/27
		7.000% PIK rate	77,801

		Real Estate (0.7%)
2,700,000	EUR	ANLLIAN Capital, Ltd.
		0.000%, 02/05/25	2,861,558
330,000		Redfin Corp.
		0.000%, 10/15/25	301,551
			3,163,109
		Utilities (0.9%)
318,000		American Water Capital Corp.
		3.625%, 06/15/26	320,713
156,000		CMS Energy Corp.
		3.375%, 05/01/28	159,204
320,000		PPL Capital Funding, Inc.
		2.875%, 03/15/28	318,067
		Southern Company
3,255,000		4.500%, 06/15/27*µ	3,410,817
160,000		3.875%, 12/15/25	169,541
			4,378,342
		Total Convertible Bonds
		(Cost $181,039,096)	177,936,735

BANK LOANS (12.0%) ¡
		Airlines (0.6%)
1,391,513		Air Canada‡
		7.847%, 03/21/31
		3 mo. SOFR + 2.50%	1,397,823
142,500		American Airlines, Inc.‡
		10.294%, 04/20/28
		3 mo. SOFR + 4.75%	147,603
1,399,625		United Airlines, Inc.‡
		8.033%, 02/22/31
		3 mo. SOFR + 2.75%	1,406,875
			2,952,301
		Communication Services (1.9%)
1,250,000		APi Group DE, Inc.‡
		7.347%, 01/03/29
		1 mo. SOFR + 2.00%	1,255,019
12,011		Audacy Capital Corp.‡
		11.458%, 08/19/24
		1 mo. SOFR + 6.00%	12,026
1,250,000		Charter Communications Operating, LLC‡
		7.082%, 02/01/27
		3 mo. SOFR + 1.75%	1,250,094
99,744		Cincinnati Bell, Inc.‡
		8.694%, 11/22/28
		1 mo. SOFR + 3.25%	99,682
108,011		Clear Channel Outdoor Holdings, Inc.‡
		9.458%, 08/23/28
		1 mo. SOFR + 4.00%	108,551
398,956		CSC Holdings, LLC‡
		7.943%, 04/15/27
		1 mo. LIBOR + 2.50%	341,480
161,783		Directv Financing, LLC‡
		10.458%, 08/02/27
		1 mo. SOFR + 5.00%	162,843
320,000		Entercom Media Corp.‡
		8.145%, 11/18/24
		3 mo. SOFR + 0.00%	151,600
1,250,000		Go Daddy Operating Company, LLC!
		0.000%, 11/09/29	1,254,137
1,040,630		Go Daddy Operating Company, LLC‡
		7.344%, 11/09/29
		1 mo. SOFR + 2.00%	1,044,074
155,000		Gray Television, Inc.‡
		10.593%, 06/04/29
		1 mo. SOFR + 5.25%	150,889
1,250,000		Nexstar Broadcasting, Inc.‡!
		0.000%, 09/18/26	1,255,744
1,250,000		SBA Senior Finance II, LLC!
		0.000%, 01/25/31	1,253,388
174,555		Sinclair Television Group, Inc.‡
		9.194%, 04/21/29
		1 mo. SOFR + 3.75%	124,334
220,000		Telesat Canada‡
		8.359%, 12/07/26
		3 mo. SOFR + 2.75%	106,494
210,000		TripAdvisor, Inc.‡
		8.094%, 07/08/31
		1 mo. SOFR + 2.75%	210,174
215,000		Virgin Media Bristol, LLC!
		0.000%, 01/31/28	207,580
109,709		Windstream Services, LLC‡
		11.694%, 09/21/27
		1 mo. SOFR + 6.25%	110,532
			9,098,641

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Consumer Discretionary (2.9%)
1,250,000	1011778 B.C. Unlimited Liability Company!
	0.000%, 09/20/30	$1,246,437
1,250,000	Adient U.S., LLC!
	0.000%, 01/31/31	1,258,156
119,700	Adient U.S., LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	120,481
153,600	American Axle & Manufacturing, Inc.‡
	8.326%, 12/12/29
	1 mo. SOFR + 3.00%	154,608
1,250,000	Aramark Services, Inc.!
	0.000%, 06/22/30	1,254,844
299,467	Caesars Entertainment, Inc.‡
	8.097%, 02/06/30
	3 mo. SOFR + 2.75%	300,965
181,807	Carnival Corp.‡
	8.094%, 10/18/28
	1 mo. SOFR + 2.75%	183,172
164,054	Carnival Corp.‡
	8.094%, 08/08/27
	1 mo. SOFR + 2.75%	165,412
1,453,224	Flutter Financing, BV‡
	7.585%, 11/29/30
	3 mo. SOFR + 2.25%	1,457,162
262,098	Hanesbrands, Inc.‡
	9.094%, 03/08/30
	1 mo. SOFR + 3.75%	263,327
1,246,875	Installed Building Products, Inc.‡
	7.344%, 03/28/31
	1 mo. SOFR + 2.00%	1,256,426
164,430	Life Time Fitness, Inc.‡
	9.591%, 01/15/26
	3 mo. SOFR + 4.00%	165,458
196,508	Light & Wonder International, Inc.‡
	7.585%, 04/14/29
	3 mo. SOFR + 2.25%	198,104
90,000	Peloton Interactive, Inc.‡
	11.346%, 05/23/29
	3 mo. SOFR + 6.00%	90,225
1,250,000	PENN Entertainment, Inc.!
	0.000%, 05/03/29	1,256,419
1,237,374	PENN Entertainment, Inc.‡
	8.194%, 05/03/29
	1 mo. SOFR + 2.75%	1,243,728
378,166	PetSmart, Inc.‡
	9.194%, 02/11/28
	1 mo. SOFR + 3.75%	375,960
1,250,000	Six Flags Entertainment Corp.!
	0.000%, 05/01/31	1,254,687
157,500	Staples, Inc.‡
	11.084%, 09/04/29
	3 mo. SOFR + 5.75%	146,829
1,456,350	Station Casinos, LLC‡
	7.594%, 03/14/31
	1 mo. SOFR + 2.25%	1,460,450
137,357	TKC Holdings, Inc.‡
	11.109%, 05/15/28
	3 mo. SOFR + 5.50%	137,508
223,738	Windsor Holdings III, LLC‡
	9.345%, 08/01/30
	1 mo. SOFR + 4.00%	225,793
		14,216,151
	Consumer Staples (0.5%)
492,521	Amneal Pharmaceuticals, LLC‡
	10.844%, 05/04/28
	1 mo. SOFR + 5.50%	497,855
155,000	B&G Foods, Inc.!
	0.000%, 10/10/29	153,765
215,000	Fiesta Purchaser, Inc.‡
	9.344%, 02/12/31
	1 mo. SOFR + 4.00%	216,601
1,243,952	Organon & Company‡
	7.835%, 05/19/31
	1 mo. SOFR + 2.50%	1,250,949
214,463	Star Parent, Inc.‡
	9.085%, 09/27/30
	3 mo. SOFR + 3.75%	215,071
144,638	United Natural Foods, Inc.‡
	10.099%, 05/01/31
	1 mo. SOFR + 4.75%	145,904
		2,480,145
	Energy (0.1%)
159,600	Buckeye Partners, LP‡
	7.344%, 11/22/30
	1 mo. SOFR + 2.00%	159,918
99,500	New Fortress Energy, Inc.‡
	10.252%, 10/27/28
	3 mo. SOFR + 5.00%	98,288
306,897	Par Petroleum, LLC‡
	9.064%, 02/28/30
	3 mo. SOFR + 3.75%	309,198
		567,404
	Financials (1.2)%
284,513	Advisor Group, Inc.‡
	9.344%, 08/17/28
	1 mo. SOFR + 4.00%	280,689
170,360	Alliant Holdings Intermediate, LLC‡
	8.845%, 11/06/30
	1 mo. SOFR + 3.50%	171,276
163,765	Amynta Agency Borrower, Inc.‡
	9.099%, 02/28/28
	1 mo. SOFR + 3.75%	164,320
269,325	AssuredPartners, Inc.‡
	8.844%, 02/14/31
	1 mo. SOFR + 3.50%	270,538
1,250,000	Avolon TLB Borrower 1 (US), LLC!
	0.000%, 06/22/28	1,255,500
163,765	Avolon TLB Borrower 1 (US), LLC‡
	7.345%, 06/22/28
	1 mo. SOFR + 2.00%	164,485
99,750	Broadstreet Partners, Inc.‡
	8.594%, 06/14/31
	1 mo. SOFR + 3.25%	100,050
209,475	HUB International, Ltd.‡
	8.532%, 06/20/30
	3 mo. SOFR + 3.25%	209,972
1,250,000	Iron Mountain, Inc.!
	0.000%, 01/31/31	1,248,050

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

159,200	Iron Mountain, Inc.‡
	7.344%, 01/31/31
	1 mo. SOFR + 2.00%	$158,952
1,250,000	Jazz Financing Lux Sarl!
	0.000%, 05/05/28	1,253,569
261,968	Jazz Financing Lux Sarl‡
	7.594%, 05/05/28
	1 mo. SOFR + 2.25%	262,716
165,000	Level 3 Financing, Inc.‡
	11.910%, 04/15/29
	1 mo. SOFR + 6.56%	163,939
210,000	VFH Parent, LLC‡
	8.094%, 06/21/31
	1 mo. SOFR + 2.75%	210,459
		5,914,515
	Health Care (1.6%)
873,765	Avantor Funding, Inc.‡
	7.444%, 11/08/27
	1 mo. SOFR + 2.00%	880,497
1,250,000	DaVita, Inc.!
	0.000%, 05/09/31	1,250,144
1,250,000	Elanco Animal Health, Inc.‡!
	0.000%, 08/01/27	1,250,025
710,955	Icon Luxembourg Sarl‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	716,205
389,280	IQVIA, Inc.!
	0.000%, 01/02/31	391,682
1,250,000	Medline Borrower, LP!
	0.000%, 10/23/28	1,255,313
235,294	Padagis, LLC‡
	10.326%, 07/06/28
	3 mo. SOFR + 4.75%	227,647
1,240,530	Perrigo Investments, LLC‡
	7.694%, 04/20/29
	1 mo. SOFR + 2.25%	1,245,182
177,135	PRA Health Sciences, Inc.‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	178,443
626,998	Team Health Holdings, Inc.‡
	10.502%, 03/02/27
	3 mo. SOFR + 5.25%	590,162
1,803	Team Health Holdings, Inc.‡
	10.594%, 03/02/27
	1 mo. SOFR + 5.25%	1,697
		7,986,997
	Industrials (1.5%)
210,664	ACProducts, Inc.‡
	9.846%, 05/17/28
	3 mo. SOFR + 4.25%	168,664
1,237,404	Beacon Roofing Supply, Inc.‡
	7.344%, 05/19/28
	1 mo. SOFR + 2.00%	1,244,068
201,415	ChampionX Corp.‡
	8.197%, 06/07/29
	1 mo. SOFR + 2.75%	202,548
1,250,000	Emrld Borrower, LP!
	0.000%, 05/31/30	1,252,037
1,237,404	JELD-WEN, Inc.‡
	7.458%, 07/28/28
	1 mo. SOFR + 2.00%	1,242,663
210,000	MI Windows & Doors, LLC‡
	8.844%, 03/28/31
	1 mo. SOFR + 3.50%	210,938
54,863	Reynolds Group Holdings, Inc.‡
	7.849%, 09/24/28
	1 mo. SOFR + 2.50%	55,040
50,000	Reynolds Group Holdings, Inc.!
	0.000%, 09/24/28	50,162
1,250,000	TransDigm, Inc.‡!
	0.000%, 08/24/28	1,254,825
209,475	TransDigm, Inc.‡
	7.846%, 02/28/31
	3 mo. SOFR + 2.50%	210,248
1,250,000	Uber Technologies, Inc.!
	0.000%, 03/03/30	1,258,006
		7,149,199
	Information Technology (1.1%)
290,843	Banff Merger Sub, Inc.‡
	9.597%, 12/29/28
	1 mo. SOFR + 4.25%	289,949
161,489	Camelot US Acquisition, LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	161,832
99,625	Central Parent, Inc.‡
	8.585%, 07/06/29
	3 mo. SOFR + 3.25%	98,776
201,837	Dun & Bradstreet Corp.‡
	8.097%, 01/18/29
	1 mo. SOFR + 2.75%	202,508
183,099	II-VI, Inc.‡
	7.844%, 07/02/29
	1 mo. SOFR + 2.50%	183,877
1,250,000	Open Text Corp.!
	0.000%, 01/31/30	1,258,075
778,378	Open Text Corp.‡
	7.594%, 01/31/30
	1 mo. SOFR + 2.25%	783,406
1,250,000	SS&C Technologies, Inc.!
	0.000%, 05/09/31	1,256,044
149,428	SS&C Technologies, Inc.‡
	7.344%, 05/09/31
	1 mo. SOFR + 2.00%	150,151
792,000	TTM Technologies, Inc.‡
	8.093%, 05/30/30
	1 mo. SOFR + 2.75%	793,980
110,000	UKG, Inc.‡
	8.555%, 02/10/31
	3 mo. SOFR + 3.25%	110,456
		5,289,054
	Materials (0.5%)
1,250,000	Axalta Coating Systems U.S. Holdings, Inc.‡!
	0.000%, 12/20/29	1,256,250
158,800	Chemours Company‡
	8.844%, 08/18/28
	1 mo. SOFR + 3.50%	158,933
213,388	Ineos US Finance LLC‡
	8.594%, 02/18/30
	1 mo. SOFR + 3.25%	212,778
120,000	Ineos US Finance LLC!
	0.000%, 02/18/30	119,657
262,342	LSF11 A5 Holdco, LLC‡
	8.958%, 10/15/28
	1 mo. SOFR + 3.50%	263,161
130,350	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	3 mo. SOFR + 2.50%	102,056

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

27,842		Trinseo Materials Operating SCA‡
		8.109%, 05/03/28
		1 mo. SOFR + 2.50%	$21,798
202,156		W.R. Grace & Co.-Conn.‡
		8.594%, 09/22/28
		1 mo. SOFR + 3.25%	203,495
			2,338,128
		Special Purpose Acquisition Companies (0.1%)
107,800		Clydesdale Acquisition Holdings, Inc.‡
		9.119%, 04/13/29
		1 mo. SOFR + 3.68%	108,020
53,763		Fertitta Entertainment, LLC‡
		9.079%, 01/27/29
		1 mo. SOFR + 3.75%	53,956
196,500		Patagonia Holdco, LLC‡
		11.073%, 08/01/29
		3 mo. SOFR + 5.75%	183,114
			345,090
		Total Bank Loans
		(Cost $58,491,120)	58,337,625

U.S. GOVERNMENT AND AGENCY SECURITIES (0.2%)
		Other (0.2)%
		U.S. Treasury Note
914,000		1.750%, 03/15/25^	896,345
265,000		4.375%, 10/31/24	264,389
		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
		(Cost $1,159,956)	1,160,734

NUMBER OF
SHARES			VALUE

Convertible Preferred Stocks (1.7%)
		Energy (0.0%)
5		Gulfport Energy Corp.#
		10.000%, 09/03/24
		15.000% PIK rate	53,750

		Financials (1.4%)
97,640		Apollo Global Management, Inc.
		6.750%, 07/31/26	6,639,520

		Utilities (0.3%)
35,211		NextEra Energy, Inc.^~
		6.926%, 09/01/25	1,554,918
		Total Convertible Preferred Stocks
		(Cost $7,535,776)	8,248,188

Common Stocks (75.1%)
		Communication Services (5.6%)
40,650		Alphabet, Inc. - Class Aµ	6,973,101
4,575		Altice USA, Inc. - Class A	9,562
4,050		Baidu, Inc. (ADR)µ#	358,709
300	EUR	CTS Eventim, AG & Company KGaAµ	26,425
1,735		Cumulus Media, Inc. - Class A#	3,470
1		Frontier Communications Parent, Inc.^#	29
3,960	SEK	Hemnet Group, AB	146,723
4,600		Meta Platforms, Inc. - Class Aµ	2,184,218
4,250		Netflix, Inc.µ#	2,670,488
96,000	EUR	Orange, SAµ	1,065,337
525	EUR	Scout24, SE*µ	41,505
12,990		Spotify Technology, SAµ#	4,467,781
29,100	HKD	Tencent Holdings, Ltd.~	1,342,862
89,070		Tencent Holdings, Ltd. (ADR)^~	4,101,673
48,875	GBP	Trustpilot Group, PLC*~#	131,003
1,176,545	GBP	Vodafone Group, PLCµ	1,100,951
26,395		Walt Disney Companyµ~	2,472,948
			27,096,785
		Consumer Discretionary (10.2%)
265,400		ADT, Inc.µ	2,064,812
124,700	HKD	Alibaba Group Holding, Ltd.~	1,227,076
8,175		Alibaba Group Holding, Ltd. (ADR)	644,599
49,250		Amazon.com, Inc.µ#	9,208,765
19,440	INR	Amber Enterprises India, Ltd.#	1,007,240
315,000	SAR	Americana Restaurants International, PLC	260,268
51,097		Aptiv, PLCµ#	3,545,621
3,900	BRL	Arezzo Industria e Comercio, SA	33,545
12,500	CNY	BYD Company, Ltd. - Class A	427,366
20,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	196,685
50,950		Chipotle Mexican Grill, Inc.µ#	2,767,604
58,750		Coupang, Inc.µ#	1,219,063
418,700	PHP	DigiPlus Interactive Corp.	120,929
9,773	INR	Dixon Technologies India, Ltd.	1,416,729
3,050	KRW	Hotel Shilla Company, Ltd.	111,328
112,532	INR	Indian Hotels Company, Ltd.	864,840
161,219	HKD	JD.com, Inc. - Class A~	2,125,769
173,000	HKD	Jiumaojiu International Holdings, Ltd.*~	64,191
27,005		Jumia Technologies, AG (ADR)#	326,220
337,035	INR	Kalyan Jewellers India, Ltd.	2,340,041
8,600	KRW	Kia Corp.	705,687
123,000	HKD	Li Ning Company, Ltd.~	229,101
1,020	EUR	LVMH Moet Hennessy Louis Vuitton, SEµ	719,470
32,200	INR	Mahindra & Mahindra, Ltd.	1,121,359
109,807		MakeMyTrip, Ltd.^µ#	10,276,837
11,470	HKD	Meituan - Class B*~#	158,821
450		MercadoLibre, Inc.µ#	751,005
44,620		NIO, Inc. (ADR)^#	198,113
236,800	HKD	Sands China, Ltd.~#	443,913
2,100		Tesla, Inc.µ#	487,347
148,600	JPY	Toyota Motor Corp.µ	2,854,718
10,100	HKD	Yum China Holdings, Inc.~	304,909
593,500	INR	Zomato, Ltd.#	1,634,263
			49,858,234
		Consumer Staples (3.7%)
3,355	SEK	AAK, AB	96,547
47,540	TRY	BIM Birlesik Magazalar, A/S	898,397
77,500	GBP	British American Tobacco, PLC~	2,749,780
3,535	KRW	C&C International Corp.#	294,971
5,600		Constellation Brands, Inc. - Class Aµ	1,372,896
5,100		Costco Wholesale Corp.µ	4,192,200
1,380	GBP	Cranswick, PLC~	84,534
387	INR	Gillette India, Ltd.	36,162

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

2,600	CNY	Kweichow Moutai Company, Ltd. - Class A	$511,155
20,500	CHF	Nestle, SAµ	2,076,498
74,568	BRL	Raia Drogasil, SA	363,865
201,300	JPY	Seven & i Holdings Company, Ltd.~	2,410,518
106,000	HKD	Smoore International Holdings, Ltd.*~	123,763
1,100	JPY	Toyo Suisan Kaisha, Ltd.µ	73,861
40,115	INR	Varun Beverages, Ltd.	758,972
27,600		Walmart, Inc.µ	1,894,464
8,035	GBP	Warpaint London, PLC	64,662
			18,003,245
		Energy (4.4%)
149,200	CAD	Canadian Natural Resources, Ltd.µ	5,297,348
24,638	CAD	CES Energy Solutions Corp.µ	147,402
885		Cheniere Energy Partners, LP	46,604
17,600		Chevron Corp.	2,824,272
14,985		Energy Transfer, LP	243,806
9,035		Enterprise Products Partners, LP	260,750
1,826		EP Energy Corp.#	3,196
7		Gulfport Energy Corp.µ#	1,031
42,400		Helmerich & Payne, Inc.^µ~	1,713,808
806,000	HKD	PetroChina Company, Ltd. - Class H~	699,909
136,900	THB	PTT Exploration & Production, PCL	563,417
38,530	INR	Reliance Industries, Ltd.	1,388,246
24,475	EUR	Saipem S.p.A^#	58,144
98,974		Schlumberger, NV	4,779,454
82,300	GBP	Shell, PLC~	3,000,977
18,160		TechnipFMC, PLCµ	535,720
			21,564,084
		Financials (8.5%)
84,820	INR	360 ONE WAM, Ltd.	1,151,198
373,000	HKD	AIA Group, Ltd.~	2,494,943
10,000		Aon, PLC - Class Aµ	3,285,100
188,400	BRL	B3, SA - Brasil Bolsa Balcao	361,401
2,386,796	IDR	Bank Mandiri Persero, Tbk PT	941,326
189,000		Bank of America Corp.µ~	7,618,590
187,660	PHP	Bank of the Philippine Islands	389,944
9,680		Chubb, Ltd.µ	2,668,389
16,200	JPY	Concordia Financial Group, Ltd.~	102,101
111,948	AED	First Abu Dhabi Bank, PJSC	397,447
61,150	AUD	GQG Partners, Inc.	119,357
2,750	AUD	HUB24, Ltd.µ	89,565
133,716		Itau Unibanco Holding, SA (ADR)	804,970
12,575		JPMorgan Chase & Company^	2,675,960
156,300	THB	Kasikornbank PCL	578,808
18,630	KRW	KB Financial Group, Inc.	1,204,356
4,496,220	GBP	Lloyds Banking Group, PLC~	3,434,886
22,456	KRW	Meritz Financial Group, Inc.	1,384,094
44,285		Morgan Stanleyµ	4,570,655
189,740		NU Holdings, Ltd. - Class Aµ#	2,301,546
260,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H~	1,129,081
3,900	KRW	Samsung Fire & Marine Insurance Company, Ltd.	1,060,524
24,653	SAR	Saudi National Bank	249,103
41,825		Wells Fargo & Companyµ	2,481,895
			41,495,239
		Health Care (6.3%)
8,400	INR	Apollo Hospitals Enterprise, Ltd.	663,334
2,055	SEK	Biotage, AB	38,532
875	SEK	Camurus, AB#	55,375
4,738	KRW	Dentium Company, Ltd.	324,291
11,240		Eli Lilly & Companyµ	9,039,995
10,104		GE Healthcare, Inc.µ#	855,102
22,400	EUR	Gerresheimer, AGµ	2,315,875
1,248	EUR	Guerbet	47,375
4,860		Humana, Inc.µ	1,757,425
8,520	BRL	Hypera, SA	43,382
1,300	JPY	Jeol, Ltd.~	52,341
4,700		McKesson Corp.µ	2,899,994
37,215	TRY	MLP Saglik Hizmetleri A/S*#	413,247
78,923		Novo Nordisk, A/S (ADR)~	10,467,558
1,700	JPY	Shofu, Inc.µ	53,464
3,040		UnitedHealth Group, Inc.µ	1,751,526
368	CHF	Ypsomed Holding, AG	169,118
			30,947,934
		Industrials (9.3%)
89,800	INR	Adani Ports & Special Economic Zone, Ltd.	1,692,067
37,029	EUR	Alstom, SAµ#	725,494
13,985	GBP	Ashtead Technology Holdings, PLC	156,232
4,360	CAD	Bird Construction, Inc.^	81,759
12,780	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	329,272
1,284	EUR	DO & CO, AGµ#	216,361
3,600	JPY	Ebara Corp.~	51,554
7,578		GE Vernova, Inc.µ#	1,350,703
30,312		General Electric Companyµ	5,159,102
8,325	KRW	Hanwha Aerospace Company, Ltd.	1,746,797
9,167	KRW	HD Hyundai Electric Company, Ltd.	2,074,415
79,045	INR	Hindustan Aeronautics, Ltd.	4,655,595
294,300	JPY	Hitachi, Ltd.~	6,358,841
65,860	PHP	International Container Terminal Services, Inc.	401,644
4,300	JPY	Japan Elevator Service Holdings Company, Ltd.~	79,349
22,592	INR	KEI Industries, Ltd.	1,174,214
1,300	JPY	Kyudenko Corp.µ	59,879
297,148	GBP	Melrose Industries, PLC~	2,250,096
10,710	SEK	Munters Group, AB*	231,871
35,300	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	249,626
6,700	EUR	Rheinmetall, AGµ	3,649,197
1,024,500	GBP	Rolls-Royce Holdings, PLC~#	5,932,062
167,200	CNY	Sany Heavy Industry Company, Ltd. - Class A	373,591
54,502	CNY	Shanghai International Airport Company, Ltd. - Class A	260,719
1,515	KRW	SK Square Company, Ltd.#	96,095
584	CAD	Stantec, Inc.µ	51,385
57,046	INR	Titagarh Rail System, Ltd.	1,112,967
1,125	SEK	Trelleborg, AB - Class B	41,808
16,500		Waste Management, Inc.µ	3,343,890
142,014	BRL	WEG, SA	1,271,966
			45,178,551

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Information Technology (23.0%)
11,500	JPY	Advantest Corp.µ	$509,006
58,740		Apple, Inc.µ~	13,044,979
42,285	TWD	Asia Vital Components Company, Ltd.	841,981
9,005		ASML Holding, NVµ	8,434,984
2,815	NOK	Crayon Group Holding, ASA*#	33,584
565	CAD	Descartes Systems Group, Inc.µ#	57,464
14,500	CNY	Iflytek Company, Ltd. - Class A	79,964
52,611		Infosys, Ltd. (ADR)^	1,164,281
43,278	TWD	Insyde Software Corp.	545,892
19,500		International Business Machines Corp.µ	3,746,730
14,900	JPY	Keyence Corp.µ	6,515,176
270,000	HKD	Kingdee International Software Group Company, Ltd.~#	216,370
27,571	INR	KPIT Technologies, Ltd.	610,670
36,550	TWD	MediaTek, Inc.	1,392,011
1,100	JPY	Micronics Japan Company, Ltd.µ	43,710
33,400		Microsoft Corp.^	13,972,890
977	EUR	Nemetschek, SEµ	93,319
540,000	EUR	Nokia Oyjµ	2,122,146
168,550		NVIDIA Corp.^µ	19,723,721
26,060	KRW	Samsung Electronics Company, Ltd.	1,606,917
16,425	EUR	SAP, SEµ	3,472,577
19,050	CAD	Shopify, Inc. - Class Aµ#	1,166,746
54,390	KRW	SK Hynix, Inc.	7,800,803
40,500	HKD	Sunny Optical Technology Group Company, Ltd.~	227,128
785	EUR	SUSS MicroTec, SE	53,307
721,400	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	21,044,168
7,670	KRW	TechWing, Inc.	307,269
45,000	BRL	TOTVS, SA	220,777
1,300	JPY	Towa Corp.µ	74,882
60,065		Unity Software, Inc.µ#	982,663
93,700	CNY	Venustech Group, Inc. - Class A	200,407
26,700	AUD	WiseTech Global, Ltd.µ	1,673,052
2,175	SEK	Yubico, AB#	54,979
			112,034,553
		Materials (1.5%)
4,070	JPY	Artience Company, Ltd.µ	86,065
145,715		Cemex, SAB de CV (ADR)	935,490
219,750	AED	Fertiglobe, PLC	148,383
3,905	CAD	HudBay Minerals, Inc.µ	32,583
5,950		Linde, PLCµ	2,698,325
521,200	NOK	Norsk Hydro, ASAµ	2,891,022
2,600	JPY	Resonac Holdings Corp.µ	64,547
16,900	ZAR	Sasol, Ltd.	137,038
2,219	EUR	SOL S.p.A^	82,975
3,200	JPY	Sumitomo Bakelite Company, Ltd.µ	90,086
21,200		Vale, SA (ADR)	230,020
			7,396,534
		Real Estate (1.8%)
935,500	PHP	Ayala Land, Inc.	473,635
104,680	INR	DLF, Ltd.	1,116,847
296,920	INR	Macrotech Developers, Ltd.	4,653,897
11,500	JPY	Mirarth Holdings, Inc.~	41,290
112,845	INR	Prestige Estates Projects, Ltd.	2,457,999
4,049	INR	Sobha, Ltd.	87,348
			8,831,016
		Utilities (0.8%)
45,801	EUR	Engie,SA#	720,721
25,088		NextEra Energy, Inc.µ	1,916,472
29,000	EUR	RWE, AGµ	1,082,306
			3,719,499
		TOTAL COMMON STOCKS (Cost $424,243,890)	366,125,674

Preferred Stocks (0.0%)
		Communication Services (0.0%)
		United States Cellular Corp.
2,600		5.500%, 06/01/70	53,040
2,500		5.500%, 03/01/70	51,000
			104,040
		Consumer Discretionary (0.0%)
1,597		Guitar Center, Inc.#	59,887
		Total Preferred Stocks
		(Cost $264,701)	163,927

Warrants (0.0%) #
		Energy (0.0%)
13,401		Mcdermott International, Ltd.
		06/30/27, Strike $15.98	2
12,061		Mcdermott International, Ltd.
		06/30/27, Strike $12.33	1
		Total Warrants
		(Cost $5,152)	3

Exchange-Traded Funds (6.9%)
		Other (6.9%)
799,500		Invesco Senior Loan ETF	16,789,500
403,500		SPDR Blackstone Senior Loan ETF^	16,846,125
		Total Exchange-Traded Funds
		(Cost $33,856,045)	33,635,625

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE

Purchased Options (1.7%) #
		Communication Services (0.1%)
1,663		Tencent Music Entertainment Group
7,658,115		Call, 10/18/24, Strike $15.00	145,513

		Energy (0.0%)
42		Eog Resources, Inc.
532,560		Call, 01/17/25, Strike $141.00	16,800
122	EUR	Totalenergies, SE
843,454		Call, 12/20/24, Strike 65.00	30,571
			47,371

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE

		Health Care (0.1%)
535		Boston Scientific Corp.
3,952,580		Call, 11/15/24, Strike $70.00	$355,775

		Industrials (0.1%)
290	EUR	Schneider Electric, SE
6,458,785		Call, 12/20/24, Strike 220.00	572,153
240	CHF	Swatch Group, AG
24,552		Call, 09/20/24, Strike 200.00	2,434

			574,587
		Information Technology (0.3%)
212		Cadence Design Systems, Inc.
5,674,392		Call, 01/17/25, Strike $335.00	111,300
662		NVIDIA Corp.
7,746,724		Put, 01/17/25, Strike $120.00	1,135,330
175		QUALCOMM, Inc.
3,166,625		Call, 01/17/25, Strike $185.00	327,250
			1,573,880
		Other (1.1%)
		Invesco QQQ Trust Series 1
2,325
109,523,775		Put, 01/17/25, Strike $430.00	2,294,775
815
38,392,205		Put, 12/20/24, Strike $344.78	116,952
88
4,145,416		Put, 09/30/24, Strike $420.00	22,968
2,117		iShares Russell 2000 ETF
16,584,578		Call, 11/15/24, Strike $175.00	1,746,525
		SPDR S&P 500 ETF Trust
2,050
112,916,050		Put, 01/17/25, Strike $490.00	1,210,525
690
38,005,890		Put, 12/20/24, Strike $410.00	101,085
			5,492,830
		Total Purchased Options
		(Cost $10,717,808)	8,189,956

TOTAL INVESTMENTS (147.7%)
(Cost $787,158,911)			720,030,943

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-14.4%)			(70,000,000)

LIABILITIES, LESS OTHER ASSETS (-33.3%)			(162,509,020)

NET ASSETS (100.0%)			$487,521,923

Written Options (-0.1%) #
		Energy (0.0%)
(424)		Helmerich & Payne, Inc.
(1,713,808)		Call, 12/20/24, Strike $55.00	(13,780)

		Financials (-0.1%)
(85)		Aon, PLC
(2,792,335)		Call, 12/20/24, Strike $330.00	(152,575)
(1,250)		Bank of America Corp.
(5,038,750)		Call, 11/15/24, Strike $45.00	(81,250)
(442)		Morgan Stanley
(4,561,882)		Call, 09/20/24, Strike $100.00	(257,465)
			(491,290)
		Information Technology (0.0%)
(190	) CAD	Shopify, Inc.
(1,606,640)		Call, 12/20/24, Strike 120.00	(21,881)

		Other (0.0%)
(88)		Invesco QQQ Trust Series 1
(4,145,416)		Put, 09/30/24, Strike $380.00	(6,996)
		Total Written Options
		(Premium $270,684)	(533,947)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $277,384,673.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $19,163,916.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

ABBREVIATION
ADR	American Depositary Receipt

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PHP	Philippine Peso
SAR	Saudi Riyal
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:
Asset Backed Securities	$—	$159,734	$—	$159,734
Corporate Bonds	—	66,072,742	—	66,072,742
Convertible Bonds	—	177,936,735	—	177,936,735
Bank Loans	—	58,337,625	—	58,337,625
U.S. Government and Agency Securities	—	1,160,734	—	1,160,734
Convertible Preferred Stocks	8,194,438	53,750	—	8,248,188
Common Stocks	214,067,990	152,057,684	—	366,125,674
Preferred Stocks	104,040	59,887	—	163,927
Warrants	—	3	—	3
Exchange-Traded Funds	33,635,625	—	—	33,635,625
Purchased Options	8,189,956	—	—	8,189,956
Total	$264,192,049	$455,838,894	$—	$720,030,943
Liabilities:
Written Options	$533,947	$—	$—	$533,947
Total	$533,947	$—	$—	$533,947

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2024
	Value	% of Total Investments

US Dollar	$515,978,350	71.7%
European Monetary Unit	41,648,676	5.8%
Indian Rupee	29,943,988	4.2%
Japanese Yen	25,176,005	3.5%
New Taiwan Dollar	23,824,052	3.3%
British Pound Sterling	21,509,479	3.0%
South Korean Won	18,717,547	2.6%
Hong Kong Dollar	13,723,490	1.9%
Canadian Dollar	10,227,364	1.4%
Norwegian Krone	2,924,606	0.4%
Chinese Yuan Renminbi	2,628,785	0.4%
Brazilian Real	2,294,936	0.3%
Swiss Franc	2,248,050	0.3%
Australian Dollar	2,012,247	0.3%
Philippine Peso	1,386,152	0.2%
Turkish Lira	1,311,644	0.2%
Thai Baht	1,142,225	0.1%
Indonesian Rupiah	941,326	0.1%
Swedish Krona	665,835	0.1%
UAE Dirham	545,830	0.1%
Saudi Riyal	509,371	0.1%
South African Rand	137,038	—%
Total Investments Net of Written Options	$719,496,996	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (11.9)%
	Airlines (0.2)%
39,910	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	$39,214
17,700	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	17,935
45,100	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	41,751
19,251	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	19,135
39,700	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	36,944
34,915	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	36,051
		191,030
	Communication Services (0.9)%
55,000	APi Group DE, Inc.*
	4.750%, 10/15/29	52,365
	Audacy Capital Corp.*@
57,000	6.750%, 03/31/29	2,361
27,000	6.500%, 05/01/27	1,200
36,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	33,944
	Clear Channel Outdoor Holdings, Inc.*
25,000	7.875%, 04/01/30	25,471
20,000	9.000%, 09/15/28^	21,275
65,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	58,772
43,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	41,447
45,000	Frontier California, Inc.
	6.750%, 05/15/27	44,021
11,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	11,534
85,000	Frontier Florida, LLC
	6.860%, 02/01/28	86,543
65,000	Frontier North, Inc.
	6.730%, 02/15/28	64,618
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
40,000	3.500%, 03/01/29	36,409
13,000	5.250%, 12/01/27	12,813
20,000	Gray Television, Inc.*
	5.375%, 11/15/31	12,937
10,000	Hughes Satellite Systems Corp.
	6.625%, 08/01/26	4,703
	iHeartCommunications, Inc.
25,000	8.375%, 05/01/27	10,220
15,000	5.250%, 08/15/27*^	9,834
37,759	Ligado Networks, LLC*
	15.500%, 11/01/23	6,104
	Lumen Technologies, Inc.
35,000	7.600%, 09/15/39	15,045
20,000	4.000%, 02/15/27*	12,834
10,000	7.650%, 03/15/42	4,151
22,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	19,032
45,000	Paramount Global
	4.900%, 08/15/44	32,917
14,000	Qwest Corp.
	7.250%, 09/15/25	13,907
	Scripps Escrow II, Inc.*
23,000	3.875%, 01/15/29	15,000
11,000	5.375%, 01/15/31	5,358
40,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	27,843
	Sirius XM Radio, Inc.*
65,000	5.500%, 07/01/29	62,229
56,000	3.875%, 09/01/31	46,813
20,000	3.125%, 09/01/26	19,044
41,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	24,609
45,000	Stagwell Global, LLC*
	5.625%, 08/15/29	42,457
22,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	10,066
	Time Warner Cable, LLC
35,000	6.550%, 05/01/37	34,257
15,000	7.300%, 07/01/38	15,625
41,000	United States Cellular Corp.
	6.700%, 12/15/33	43,950
45,000	Univision Communications, Inc.*
	8.000%, 08/15/28	45,271
20,000	Viasat, Inc.*
	5.625%, 04/15/27	18,805
		1,045,784
	Consumer Discretionary (2.5)%
65,000	Adams Homes, Inc.*
	9.250%, 10/15/28	67,510
35,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	36,832
35,000	American Axle & Manufacturing, Inc.^
	5.000%, 10/01/29	32,090
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
38,000	4.625%, 08/01/29	35,117
14,000	6.625%, 01/15/28	14,088
53,000	At Home Group, Inc.*
	4.875%, 07/15/28	20,178
	Bath & Body Works, Inc.
57,000	6.694%, 01/15/27	58,090
35,000	6.875%, 11/01/35	35,531
	Caesars Entertainment, Inc.*
28,000	4.625%, 10/15/29^	26,040
21,000	8.125%, 07/01/27	21,455
	Carnival Corp.*
22,000	4.000%, 08/01/28	20,837
21,000	7.625%, 03/01/26	21,225
3,000	7.000%, 08/15/29	3,134
	Carvana Company*
8,510	14.000%, 06/01/31	9,929
6,355	13.000%, 06/01/30	7,013

See accompanying Notes to Schedule of Investments

1

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

4,218	12.000%, 12/01/28	$4,561
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
90,000	4.750%, 03/01/30	80,604
90,000	4.500%, 08/15/30	78,839
50,000	6.375%, 09/01/29	48,706
50,000	5.125%, 05/01/27	48,589
46,000	4.250%, 02/01/31	39,186
22,000	4.750%, 02/01/32	18,870
20,000	5.000%, 02/01/28	19,058
22,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	21,579
39,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	38,012
23,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	23,355
	Dana, Inc.
40,000	4.250%, 09/01/30	35,371
32,000	4.500%, 02/15/32	28,005
	DISH DBS Corp.
45,000	5.125%, 06/01/29	19,022
30,000	7.375%, 07/01/28	13,924
30,000	5.250%, 12/01/26*	24,992
26,000	7.750%, 07/01/26	16,765
25,000	5.750%, 12/01/28*	18,409
46,000	DISH Network Corp.*
	11.750%, 11/15/27	46,065
47,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	46,576
175,000	Ford Motor Company^
	6.100%, 08/19/32	177,271
200,000	Ford Motor Credit Company, LLC
	2.900%, 02/16/28	183,660
16,000	Gap, Inc.*
	3.875%, 10/01/31	13,474
20,000	General Motors Company
	5.200%, 04/01/45	18,015
	goeasy, Ltd.*
75,000	9.250%, 12/01/28	80,467
41,000	7.625%, 07/01/29	42,032
	Goodyear Tire & Rubber Company
40,000	5.625%, 04/30/33	36,866
20,000	5.250%, 07/15/31^	18,725
	Group 1 Automotive, Inc.*
25,000	6.375%, 01/15/30	25,259
19,000	4.000%, 08/15/28	17,724
25,000	Guitar Center, Inc.*^
	8.500%, 01/15/26	22,355
58,675	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	11.000%, 04/15/29	56,013
10,539	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	10,778
45,000	Kohl's Corp.
	5.550%, 07/17/45	29,907
45,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	47,203
45,000	Liberty Interactive, LLC
	8.250%, 02/01/30	23,256
43,000	Life Time, Inc.*
	8.000%, 04/15/26	43,673
20,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	20,873
15,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	15,627
28,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	28,026
30,000	M/I Homes, Inc.
	3.950%, 02/15/30	27,373
	Macy's Retail Holdings, LLC
53,000	6.700%, 07/15/34*	46,747
35,000	4.300%, 02/15/43	25,182
23,000	MGM Resorts International
	6.500%, 04/15/32	23,098
55,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	51,982
25,000	Newell Brands, Inc.
	5.700%, 04/01/26	24,967
	Nordstrom, Inc.
23,000	4.250%, 08/01/31	20,517
20,000	6.950%, 03/15/28	20,497
20,000	5.000%, 01/15/44	15,978
67,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	62,640
50,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	44,279
21,000	Phinia, Inc.*
	6.750%, 04/15/29	21,452
60,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^
	5.625%, 09/01/29	44,935
20,000	QVC, Inc.
	5.450%, 08/15/34	12,751
20,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	21,620
91,000	Rite Aid Corp.*@
	8.000%, 11/15/26	40,329
	Royal Caribbean Cruises, Ltd.*
23,000	7.250%, 01/15/30	24,130
6,000	6.250%, 03/15/32	6,117
63,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	57,017
65,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	66,966
30,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	27,467
36,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	34,743
40,000	Station Casinos, LLC*
	4.500%, 02/15/28	38,048
45,000	STL Holding Company, LLC*
	8.750%, 02/15/29	46,910
31,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	31,053
10,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	10,914

See accompanying Notes to Schedule of Investments

2

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

50,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	$49,895
		2,888,368
	Consumer Staples (0.5)%
67,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	68,128
15,000	B&G Foods, Inc.*
	8.000%, 09/15/28	15,314
	Brink's Company*
25,000	6.500%, 06/15/29	25,504
11,000	6.750%, 06/15/32	11,223
51,000	Central Garden & Pet Company*
	4.125%, 04/30/31	45,435
53,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	49,355
	Energizer Holdings, Inc.*
59,000	4.375%, 03/31/29	54,512
10,000	6.500%, 12/31/27	10,067
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
40,000	5.500%, 01/15/30^	40,063
25,000	5.125%, 02/01/28^	25,021
11,000	5.750%, 04/01/33	11,097
33,000	New Albertsons, LP
	7.750%, 06/15/26	33,904
43,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	39,861
35,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	32,555
23,000	Post Holdings, Inc.*
	6.250%, 02/15/32	23,342
42,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	37,092
23,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	23,161
35,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	32,044
50,000	Vector Group, Ltd.*
	5.750%, 02/01/29	48,068
		625,746
	Energy (1.8)%
45,000	Apache Corp.
	5.100%, 09/01/40	39,528
	Buckeye Partners, LP
34,000	6.875%, 07/01/29*	34,558
25,000	5.850%, 11/15/43	22,319
23,000	Cheniere Energy, Inc.
	4.625%, 10/15/28	22,569
32,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	32,389
58,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	62,474
	Continental Resources, Inc.^
23,000	2.875%, 04/01/32*	19,114
20,000	4.900%, 06/01/44	16,905
32,000	DT Midstream, Inc.*
	4.125%, 06/15/29	29,948
	Earthstone Energy Holdings, LLC*
39,000	8.000%, 04/15/27	40,251
15,000	9.875%, 07/15/31	16,719
	Enbridge, Inc.‡
20,000	7.375%, 03/15/55
	5 year CMT + 3.12%	20,286
20,000	7.200%, 06/27/54
	5 year CMT + 2.97%	20,440
14,000	7.375%, 01/15/83
	5 year CMT + 3.71%	14,125
45,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	47,317
	Energy Transfer, LP‡
65,000	8.527%, 11/01/66
	3 mo. USD Term SOFR + 3.28%	63,157
32,000	6.500%, 11/15/26
	5 year CMT + 5.69%	31,852
	EnLink Midstream Partners, LP
60,000	9.711%, 09/03/24‡
	3 mo. USD LIBOR + 4.11%	59,579
50,000	4.850%, 07/15/26	49,457
31,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	32,357
	EQM Midstream Partners, LP*
70,000	7.500%, 06/01/27	72,024
20,000	6.375%, 04/01/29	20,434
	Genesis Energy, LP / Genesis Energy Finance Corp.
31,000	8.875%, 04/15/30	32,857
20,000	7.875%, 05/15/32	20,432
	Gulfport Energy Corp.
40,000	8.000%, 05/17/26*	40,590
13,792	8.000%, 05/17/26	13,995
60,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	58,774
23,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	23,710
45,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	46,363
44,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	43,947
41,000	Matador Resources Company*
	6.500%, 04/15/32	41,239
	Moss Creek Resources Holdings, Inc.*
25,000	10.500%, 05/15/27	25,650
25,000	7.500%, 01/15/26	25,049
	Nabors Industries, Inc.*
35,000	7.375%, 05/15/27	35,676
15,000	9.125%, 01/31/30^	16,063
35,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	34,437
26,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	25,570
45,000	Oceaneering International, Inc.
	6.000%, 02/01/28	44,642
45,000	Parkland Corp.*
	5.875%, 07/15/27	44,957
23,000	Patterson-UTI Energy, Inc.
	5.150%, 11/15/29	22,782
	Permian Resources Operating, LLC*
12,000	7.000%, 01/15/32	12,425
11,000	6.250%, 02/01/33	11,002

See accompanying Notes to Schedule of Investments

3

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

50,000	Plains All American Pipeline, LP‡
	9.694%, 09/03/24
	3 mo. USD LIBOR + 4.11%	$50,060
60,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	56,967
21,000	Southwestern Energy Company
	4.750%, 02/01/32	19,646
45,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	46,021
	Transocean, Inc.*
40,500	8.750%, 02/15/30	42,665
40,000	8.250%, 05/15/29	40,871
	Venture Global Calcasieu Pass, LLC*
30,000	6.250%, 01/15/30	30,878
10,000	4.125%, 08/15/31	9,104
10,000	3.875%, 08/15/29	9,268
	Venture Global LNG, Inc.*
55,000	8.375%, 06/01/31	57,803
35,000	8.125%, 06/01/28	36,440
23,000	7.000%, 01/15/30	23,275
20,000	9.875%, 02/01/32	22,208
20,000	9.500%, 02/01/29	22,252
	Vital Energy, Inc.
25,000	7.750%, 07/31/29*	25,319
23,000	7.875%, 04/15/32*	23,423
15,000	9.750%, 10/15/30	16,430
45,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	43,948
50,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	52,084
		2,016,624
	Financials (1.9)%
65,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	66,205
67,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	67,957
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
75,000	6.750%, 10/15/27	74,521
50,000	7.000%, 01/15/31	50,933
	Ally Financial, Inc.
49,000	4.700%, 05/15/26‡ ‡‡
	5 year CMT + 3.87%	44,787
20,000	8.000%, 11/01/31	22,543
20,000	4.700%, 05/15/28‡
	7 year CMT + 3.48%	16,664
86,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	81,150
33,000	Aviation Capital Group, LLC*
	3.500%, 11/01/27	31,343
45,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	46,444
23,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	24,513
68,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	65,630
50,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	47,380
	Credit Acceptance Corp.
40,000	6.625%, 03/15/26^	40,036
30,000	9.250%, 12/15/28*	32,096
45,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	48,523
50,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	51,751
66,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	59,730
25,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	26,173
	HUB International, Ltd.*
66,000	5.625%, 12/01/29	63,426
23,000	7.375%, 01/31/32	23,690
31,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	26,998
90,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	88,222
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
88,000	5.250%, 10/01/25	87,653
47,000	4.750%, 06/15/29	44,680
28,000	7.000%, 07/15/31^	28,671
40,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	31,848
	Level 3 Financing, Inc.*
45,000	4.250%, 07/01/28	24,553
20,000	4.625%, 09/15/27	13,210
30,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	28,224
40,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	42,348
70,000	MetLife, Inc.
	6.400%, 12/15/66	71,623
60,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	58,322
30,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	27,343
20,000	Newmark Group, Inc.
	7.500%, 01/12/29	21,014
	OneMain Finance Corp.
30,000	9.000%, 01/15/29	31,836
30,000	3.875%, 09/15/28	27,496
25,000	7.500%, 05/15/31	25,724
20,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	20,366
73,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	71,928
	RHP Hotel Properties, LP / RHP Finance Corp.*
50,000	4.500%, 02/15/29	47,417

See accompanying Notes to Schedule of Investments

4

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

40,000	6.500%, 04/01/32	$40,479
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
20,000	3.875%, 03/01/31	17,818
20,000	3.625%, 03/01/29	18,388
10,000	2.875%, 10/15/26	9,455
30,000	Service Properties Trust
	8.375%, 06/15/29	29,879
55,000	StoneX Group, Inc.*
	7.875%, 03/01/31	57,298
	United Wholesale Mortgage, LLC*
52,000	5.500%, 04/15/29	50,236
20,000	5.750%, 06/15/27	19,762
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
25,000	6.500%, 02/15/29	18,996
27,000	10.500%, 02/15/28	27,334
23,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	23,698
47,000	XHR, LP*
	6.375%, 08/15/25	47,033
		2,165,347
	Health Care (1.1)%
	CHS/Community Health Systems, Inc.*
88,000	6.125%, 04/01/30	67,282
37,000	10.875%, 01/15/32	39,773
25,000	6.875%, 04/15/29^	20,533
5,000	5.250%, 05/15/30	4,370
	DaVita, Inc.*
52,000	3.750%, 02/15/31	45,047
49,000	4.625%, 06/01/30	44,933
	Embecta Corp.*
33,000	5.000%, 02/15/30^	28,363
11,000	6.750%, 02/15/30	9,826
	Encompass Health Corp.
20,000	4.750%, 02/01/30	19,129
20,000	4.500%, 02/01/28	19,350
52,000	HCA, Inc.
	7.500%, 11/06/33	58,841
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	188,228
	Medline Borrower, LP*
55,000	3.875%, 04/01/29	51,369
53,000	5.250%, 10/01/29	51,269
6,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	6,132
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^
	5.125%, 04/30/31	184,026
	Tenet Healthcare Corp.
120,000	6.250%, 02/01/27	120,305
70,000	6.875%, 11/15/31	74,965
190,000	Teva Pharmaceutical Finance Netherlands III, BV
	3.150%, 10/01/26	179,956
		1,213,697
	Industrials (1.7)%
45,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	46,022
50,000	ACCO Brands Corp.*
	4.250%, 03/15/29	45,723
50,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	46,067
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
75,000	4.625%, 01/15/27	73,174
30,000	5.875%, 02/15/28	29,790
25,000	Arcosa, Inc.*
	4.375%, 04/15/29	23,597
200,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	51,602
34,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	31,296
	Bombardier, Inc.*
25,000	8.750%, 11/15/30	27,125
15,000	7.000%, 06/01/32	15,348
14,000	7.875%, 04/15/27	14,034
13,000	7.250%, 07/01/31	13,403
44,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	41,519
48,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	46,657
11,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	10,877
58,000	Deluxe Corp.*
	8.000%, 06/01/29	54,960
43,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	43,787
68,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	69,310
	EnerSys*
25,000	4.375%, 12/15/27	23,981
20,000	6.625%, 01/15/32	20,409
15,000	EquipmentShare.com, Inc.*
	8.625%, 05/15/32	15,593
25,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	24,383
	Graphic Packaging International, LLC*
30,000	4.750%, 07/15/27	29,447
20,000	3.500%, 03/01/29	18,200
51,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	45,906
101,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	92,406
	Herc Holdings, Inc.*
65,000	5.500%, 07/15/27	64,507
23,000	6.625%, 06/15/29	23,503
	JELD-WEN, Inc.*
34,000	4.625%, 12/15/25	33,538
25,000	4.875%, 12/15/27	23,853
70,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	66,502
45,000	Knife River Holding Company*
	7.750%, 05/01/31	47,386
11,000	MasTec, Inc.*^
	4.500%, 08/15/28	10,644
23,000	Masterbrand, Inc.*
	7.000%, 07/15/32	23,649
33,000	Moog, Inc.*
	4.250%, 12/15/27	31,631

See accompanying Notes to Schedule of Investments

5

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

55,000	Newfold Digital Holdings Group, Inc.*^
	6.000%, 02/15/29	$37,971
52,000	Novelis Corp.*
	4.750%, 01/30/30	49,065
15,000	OI European Group, BV*
	4.750%, 02/15/30	13,825
27,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	25,543
	Sealed Air Corp.*
35,000	6.125%, 02/01/28	35,323
11,000	5.000%, 04/15/29	10,653
10,000	6.500%, 07/15/32	10,133
10,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	10,424
40,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	35,397
50,000	Standard Industries, Inc.*
	5.000%, 02/15/27	48,975
35,000	Stericycle, Inc.*
	3.875%, 01/15/29	33,321
	TransDigm, Inc.*
45,000	6.875%, 12/15/30	46,334
35,000	6.750%, 08/15/28	35,728
29,000	6.625%, 03/01/32	29,694
15,000	7.125%, 12/01/31	15,606
25,000	Tronox, Inc.*
	4.625%, 03/15/29	22,801
15,503	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	14,527
44,000	Vertiv Group Corp.*
	4.125%, 11/15/28	41,752
46,000	Wabash National Corp.*
	4.500%, 10/15/28	42,054
35,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	34,771
	Williams Scotsman, Inc.*
27,000	4.625%, 08/15/28	25,728
20,000	7.375%, 10/01/31	20,810
15,000	6.625%, 06/15/29	15,286
		1,935,550
	Information Technology (0.6)%
11,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	10,412
80,000	Clarivate Science Holdings Corp.*
	3.875%, 07/01/28	75,136
39,000	Clear Channel Worldwide Holdings, Inc.*
	5.125%, 08/15/27	37,837
23,000	Coherent Corp.*^
	5.000%, 12/15/29	21,939
21,000	Dell International, LLC / EMC Corp.
	6.020%, 06/15/26	21,351
22,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	20,960
26,000	Fair Isaac Corp.*
	4.000%, 06/15/28	24,497
50,000	KBR, Inc.*
	4.750%, 09/30/28	47,615
	MPH Acquisition Holdings, LLC*
50,000	5.750%, 11/01/28	29,934
20,000	5.500%, 09/01/28	15,653
20,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	21,279
22,000	NCR Voyix Corp.*
	5.125%, 04/15/29	21,040
34,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	31,810
	Open Text Corp.*
39,000	3.875%, 02/15/28	36,470
20,000	6.900%, 12/01/27	20,763
16,000	3.875%, 12/01/29	14,538
16,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	14,272
37,000	Playtika Holding Corp.*
	4.250%, 03/15/29	32,992
60,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	55,882
	Twilio, Inc.
30,000	3.625%, 03/15/29^	27,256
11,000	3.875%, 03/15/31	9,882
17,000	UKG, Inc.*
	6.875%, 02/01/31	17,476
55,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	47,807
20,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	20,564
50,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	45,717
		723,082
	Materials (0.4)%
25,000	ArcelorMittal, SA
	7.000%, 10/15/39	27,592
27,000	ATI, Inc.
	5.875%, 12/01/27	26,838
12,000	Carpenter Technology Corp.
	7.625%, 03/15/30	12,531
45,000	Chemours Company*^
	4.625%, 11/15/29	39,460
65,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	61,505
34,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	34,314
	Commercial Metals Company
22,000	4.125%, 01/15/30	20,397
11,000	4.375%, 03/15/32	10,069
23,000	HB Fuller Company
	4.250%, 10/15/28	21,499
40,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	40,090
40,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	37,568
	Mercer International, Inc.
48,000	5.125%, 02/01/29^	40,722
20,000	12.875%, 10/01/28*	21,460
35,000	Owens-Brockway Glass Container, Inc.*
	7.250%, 05/15/31	34,662
56,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	53,467

See accompanying Notes to Schedule of Investments

6

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

21,000		Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
		5.125%, 04/01/29	$8,150
			490,324
		Other (0.0)%
		Gen Digital, Inc.*
25,000		6.750%, 09/30/27	25,446
15,000		7.125%, 09/30/30^	15,523
			40,969
		Real Estate (0.1)%
34,000		EPR Properties
		3.750%, 08/15/29	31,122
		Forestar Group, Inc.*
38,000		5.000%, 03/01/28	36,720
21,000		3.850%, 05/15/26	20,313
50,000		MIWD Holdco II, LLC / MIWD Finance Corp.*
		5.500%, 02/01/30	46,809
			134,964
		Special Purpose Acquisition Companies (0.1)%
10,000		Clydesdale Acquisition Holdings, Inc.*
		6.875%, 01/15/30	9,981
		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
45,000		6.750%, 01/15/30	39,932
23,000		4.625%, 01/15/29	21,516
50,000		W.R. Grace Holding, LLC*
		7.375%, 03/01/31	51,389
			122,818
		Utilities (0.1)%
17,000		AES Corp.‡
		7.600%, 01/15/55
		5 year CMT + 3.20%	17,273
20,000		Entergy Corp.‡
		7.125%, 12/01/54
		5 year CMT + 2.67%	20,044
17,000		NiSource, Inc.‡
		6.950%, 11/30/54
		5 year CMT + 2.45%	17,221
16,000		PPL Capital Funding, Inc.‡
		8.261%, 03/30/67
		3 mo. USD LIBOR + 2.67%	15,949
		Vistra Corp.*‡
20,000		7.000%, 12/15/26
		5 year CMT + 5.74%	20,121
10,000		8.000%, 10/15/26
		5 year CMT + 6.93%	10,232
			100,840
		Total Corporate Bonds
		(Cost $14,426,774)	13,695,143

Convertible Bonds (35.1)%
		Communication Services (1.7)%
44,000		Cable One, Inc.
		0.000%, 03/15/26	39,388
580,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	653,312
1,271,000		Sea, Ltd.
		2.375%, 12/01/25	1,321,751
			2,014,451
		Consumer Discretionary (9.8)%
2,809,500	EUR	Accor, SA
		0.700%, 12/07/27	1,495,236
830,000		Alibaba Group Holding, Ltd.*
		0.500%, 06/01/31	834,565
63,000		DISH Network Corp.
		0.000%, 12/15/25	46,280
3,160,000		Ford Motor Company
		0.000%, 03/15/26	3,071,488
730,000		IMAX Corp.
		0.500%, 04/01/26	728,299
685,000		Marriott Vacations Worldwide Corp.
		0.000%, 01/15/26	630,132
810,000		Meritage Homes Corp.*^
		1.750%, 05/15/28	896,832
		Rivian Automotive, Inc.
525,000		4.625%, 03/15/29	578,981
430,000		3.625%, 10/15/30*^	415,436
2,110,000		Trip.com Group, Ltd.*
		0.750%, 06/15/29	1,973,293
500,000	GBP	WH Smith, PLC
		1.625%, 05/07/26	602,087
			11,272,629
		Consumer Staples (2.5)%
700,000	EUR	Fomento Economico Mexicano SAB de CV
		2.625%, 02/24/26	748,651
955,000		Post Holdings, Inc.^
		2.500%, 08/15/27	1,087,535
915,000	CAD	Premium Brands Holdings Corp.
		4.200%, 09/30/27	628,004
413,000		Spectrum Brands, Inc.*
		3.375%, 06/01/29	400,895
			2,865,085
		Energy (1.7)%
1,500,000	EUR	Eni S.p.A
		2.950%, 09/14/30	1,685,810
400,000		Nabors Industries, Inc.
		1.750%, 06/15/29	335,528
			2,021,338

		Financials (0.7)%
820,000		Global Payments, Inc.*^
		1.500%, 03/01/31	772,956

		Health Care (0.4)%
410,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	443,714

		Industrials (4.8)%
474,000		Granite Construction, Inc.*
		3.250%, 06/15/30	522,201
500,000	EUR	Rheinmetall, AG
		1.875%, 02/07/28	906,060

See accompanying Notes to Schedule of Investments

7

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

1,100,000	EUR	SPIE, SA
		2.000%, 01/17/28	$1,417,856
993,000		Tetra Tech, Inc.*^
		2.250%, 08/15/28	1,203,605
1,314,000		Uber Technologies, Inc.*~
		0.875%, 12/01/28	1,468,894
			5,518,616
		Information Technology (9.7)%
420,000		Alarm.com Holdings, Inc.*
		2.250%, 06/01/29	435,767
835,000		Block, Inc.
		0.125%, 03/01/25	808,196
1,700,000		Hon Hai Precision Industry Company, Ltd.
		0.000%, 08/05/26	1,996,735
440,000		Itron, Inc.*
		1.375%, 07/15/30	448,087
7,000,000	HKD	Kingsoft Corp, Ltd.
		0.625%, 04/29/25	913,512
410,000		MKS Instruments, Inc.*
		1.250%, 06/01/30	432,665
370,000		NCL Corp., Ltd.
		5.375%, 08/01/25	437,525
946,000		OSI Systems, Inc.*
		2.250%, 08/01/29	946,265
1,149,000		Parsons Corp.*
		2.625%, 03/01/29	1,319,121
100,000,000	JPY	Rohm Company, Ltd.
		0.000%, 12/05/24	665,826
1,135,000		Spotify USA, Inc.
		0.000%, 03/15/26	1,105,921
667,000		Super Micro Computer, Inc.*
		0.000%, 03/01/29	632,683
960,000		Xero Investments, Ltd.
		1.625%, 06/12/31	1,007,251
			11,149,554
		Materials (2.4)%
315,000		Fortuna Mining Corp.*
		3.750%, 06/30/29	326,132
1,000,000		Glencore Funding, LLC
		0.000%, 03/27/25	1,029,100
600,000		LG Chem, Ltd.
		1.250%, 07/18/28	573,258
476,000		Lithium Americas Corp.
		1.750%, 01/15/27	361,037
60,000,000	JPY	Resonac Holdings Corp.
		0.000%, 12/29/28	430,075
			2,719,602
		Other (0.0)%
20,000		Multiplan Corp.*
		6.000%, 10/15/27	14,146

		Real Estate (0.7)%
800,000	EUR	ANLLIAN Capital, Ltd.
		0.000%, 02/05/25	847,869

		Utilities (0.7)%
825,000		Southern Company*
		4.500%, 06/15/27	864,493

		Total Convertible Bonds
		(Cost $41,118,114)	40,504,453

Bank Loans (12.2)% ¡
		Airlines (0.6)%
299,250		Air Canada‡
		7.847%, 03/21/31
		3 mo. SOFR + 2.50%	300,607
434,650		United Airlines, Inc.‡
		8.033%, 02/22/31
		3 mo. SOFR + 2.75%	436,902
			737,509
		Communication Services (1.9)%
250,000		APi Group DE, Inc.‡
		7.347%, 01/03/29
		1 mo. SOFR + 2.00%	251,004
1,614		Audacy Capital Corp.‡
		11.458%, 08/19/24
		1 mo. SOFR + 6.00%	1,616
250,000		Charter Communications Operating LLC‡
		7.082%, 02/01/27
		3 mo. SOFR + 1.75%	250,019
24,936		Cincinnati Bell, Inc.‡
		8.694%, 11/22/28
		1 mo. SOFR + 3.25%	24,920
79,791		CSC Holdings, LLC‡
		7.943%, 04/15/27
		1 mo. LIBOR + 2.50%	68,296
43,000		Entercom Media Corp.‡ 11/18/24
		3 mo. SOFR + 0.00%	20,371
250,000		Go Daddy Operating Company, LLC!
		0.000%, 11/09/29	250,827
208,126		Go Daddy Operating Company, LLC‡
		7.344%, 11/09/29
		1 mo. SOFR + 2.00%	208,815
35,000		Gray Television, Inc.‡
		10.593%, 06/04/29
		1 mo. SOFR + 5.25%	34,072
250,000		Nexstar Broadcasting, Inc.!
		0.000%, 09/18/26	251,149
500,000		SBA Senior Finance II, LLC!
		0.000%, 01/25/31	501,355
45,000		TripAdvisor, Inc.‡
		8.094%, 07/08/31
		1 mo. SOFR + 2.75%	45,037
250,000		Virgin Media Bristol, LLC
		7.943%, 01/31/28
		1 mo. SOFR + 2.50%	241,373
45,000		Virgin Media Bristol, LLC!
		0.000%, 01/31/28	43,447
19,947		Windstream Services, LLC‡
		11.694%, 09/21/27
		1 mo. SOFR + 6.25%	20,097
			2,212,398
		Consumer Discretionary (3.1)%
500,000		1011778 B.C. Unlimited Liability Company!
		0.000%, 09/20/30	498,575
250,000		Adient U.S., LLC!
		0.000%, 01/31/31	251,631
249,375		Adient U.S., LLC‡
		8.094%, 01/31/31
		1 mo. SOFR + 2.75%	251,002

See accompanying Notes to Schedule of Investments

8

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

250,000	Aramark Services, Inc.!
	0.000%, 06/22/30	$250,969
267,448	Carnival Corp.‡
	8.094%, 08/08/27
	1 mo. SOFR + 2.75%	269,663
248,750	Flutter Financing, BV‡
	7.585%, 11/29/30
	3 mo. SOFR + 2.25%	249,424
249,375	Installed Building Products, Inc.‡
	7.344%, 03/28/31
	1 mo. SOFR + 2.00%	251,285
33,000	Life Time Fitness, Inc.‡
	9.591%, 01/15/26
	3 mo. SOFR + 4.00%	33,206
248,116	Light & Wonder International, Inc.‡
	7.585%, 04/14/29
	3 mo. SOFR + 2.25%	250,131
247,442	Murphy USA, Inc.‡
	7.208%, 01/31/28
	1 mo. SOFR + 1.75%	248,641
25,000	Peloton Interactive, Inc.‡
	11.346%, 05/23/29
	3 mo. SOFR + 6.00%	25,063
250,000	PENN Entertainment, Inc.!
	0.000%, 05/03/29	251,284
247,475	PENN Entertainment, Inc.‡
	8.194%, 05/03/29
	1 mo. SOFR + 2.75%	248,746
250,000	Six Flags Entertainment Corp.!
	0.000%, 05/01/31	250,938
299,250	Station Casinos, LLC‡
	7.594%, 03/14/31
	1 mo. SOFR + 2.25%	300,092
		3,630,650
	Consumer Staples (0.3)%
98,750	Amneal Pharmaceuticals, LLC‡
	10.844%, 05/04/28
	1 mo. SOFR + 5.50%	99,819
35,000	B&G Foods, Inc.!
	0.000%, 10/10/29	34,721
248,790	Organon & Company‡
	7.835%, 05/19/31
	1 mo. SOFR + 2.50%	250,190
		384,730
	Energy (0.3)%
248,125	ChampionX Corp.‡
	8.197%, 06/07/29
	1 mo. SOFR + 2.75%	249,521
59,848	Par Petroleum, LLC‡
	9.064%, 02/28/30
	3 mo. SOFR + 3.75%	60,297
		309,818
	Financials (1.2)%
54,913	Advisor Group, Inc.‡
	9.344%, 08/17/28
	1 mo. SOFR + 4.00%	54,175
500,000	Avolon TLB Borrower 1 (US) LLC!
	0.000%, 06/22/28	502,200
250,000	Iron Mountain, Inc.‡!
	0.000%, 01/31/31	249,610
250,000	Jazz Financing Lux Sarl!
	0.000%, 05/05/28	250,714
247,169	Jazz Financing Lux Sarl‡
	7.594%, 05/05/28
	1 mo. SOFR + 2.25%	247,875
45,000	VFH Parent, LLC‡
	8.094%, 06/21/31
	1 mo. SOFR + 2.75%	45,098
		1,349,672
	Health Care (1.7)%
174,753	Avantor Funding, Inc.‡
	7.444%, 11/08/27
	1 mo. SOFR + 2.00%	176,099
250,000	DaVita, Inc.!
	0.000%, 05/09/31	250,029
250,000	Elanco Animal Health, Inc.!
	0.000%, 08/01/27	250,005
187,874	Elanco Animal Health, Inc.‡
	7.193%, 08/01/27
	1 mo. SOFR + 1.75%	187,878
176,785	Icon Luxembourg Sarl‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	178,091
77,800	IQVIA, Inc.!
	0.000%, 01/02/31	78,280
500,000	Medline Borrower, LP!
	0.000%, 10/23/28	502,125
248,106	Perrigo Investments, LLC‡
	7.694%, 04/20/29
	1 mo. SOFR + 2.25%	249,036
44,046	PRA Health Sciences, Inc.‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	44,371
		1,915,914
	Industrials (1.6)%
247,481	Beacon Roofing Supply, Inc.‡
	7.344%, 05/19/28
	1 mo. SOFR + 2.00%	248,814
250,000	Emrld Borrower, LP!
	0.000%, 05/31/30	250,407
247,481	JELD-WEN, Inc.‡
	7.458%, 07/28/28
	1 mo. SOFR + 2.00%	248,533
45,000	MI Windows & Doors, LLC‡
	8.844%, 03/28/31
	1 mo. SOFR + 3.50%	45,201
15,000	Reynolds Group Holdings, Inc.!
	0.000%, 09/24/28	15,048
9,975	Reynolds Group Holdings, Inc.‡
	7.849%, 09/24/28
	1 mo. SOFR + 2.50%	10,007
250,000	TransDigm, Inc.!
	0.000%, 08/24/28	250,965
248,125	TransDigm, Inc.‡
	8.085%, 08/24/28
	3 mo. SOFR + 2.50%	249,083
500,000	Uber Technologies, Inc.!
	0.000%, 03/03/30	503,202
		1,821,260
	Information Technology (1.0)%
45,616	Banff Merger Sub, Inc.‡
	9.597%, 12/29/28
	1 mo. SOFR + 4.25%	45,475

See accompanying Notes to Schedule of Investments

9

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

232,264		II-VI, Inc.‡
		7.844%, 07/02/29
		1 mo. SOFR + 2.50%	$233,251
250,000		Open Text Corp.!
		0.000%, 01/31/30	251,615
155,676		Open Text Corp.‡
		7.594%, 01/31/30
		1 mo. SOFR + 2.25%	156,681
295,000		SS&C Technologies, Inc.!
		0.000%, 05/09/31	296,427
158,400		TTM Technologies, Inc.‡
		8.093%, 05/30/30
		1 mo. SOFR + 2.75%	158,796
			1,142,245
		Materials (0.5)%
262,126		Axalta Coating Systems U.S. Holdings, Inc.‡
		7.335%, 12/20/29
		3 mo. SOFR + 2.00%	263,436
250,000		Axalta Coating Systems U.S. Holdings, Inc.!
		0.000%, 12/20/29	251,250
29,775		Chemours Company‡
		8.844%, 08/18/28
		1 mo. SOFR + 3.50%	29,800
			544,486
		Total Bank Loans
		(Cost $14,054,840)	14,048,682

NUMBER OF SHARES			VALUE

Warrants (0.0%) #
		Energy (0.0%)
2,607		Mcdermott International, Ltd.
		06/30/27, Strike $15.98	—
2,347		Mcdermott International, Ltd.
		06/30/27, Strike $12.33	—
		Total Warrants
		(Cost $1,002)	—

Common Stocks (78.0%)
		Communication Services (5.7%)
10,600		Alphabet, Inc. - Class Aµ	1,818,324
925		Altice USA, Inc. - Class A^	1,933
1,050		Baidu, Inc. (ADR)^#	92,999
165	EUR	CTS Eventim, AG & Company KGaA	14,534
310		Cumulus Media, Inc. - Class A#	620
2,160	SEK	Hemnet Group, AB	80,031
1,250		Meta Platforms, Inc. - Class Aµ	593,537
1,110		Netflix, Inc.µ#	697,468
288	EUR	Scout24, SE*	22,769
3,335		Spotify Technology, SAµ#	1,147,040
14,600	HKD	Tencent Holdings, Ltd.µ	673,738
15,060		Tencent Holdings, Ltd. (ADR)^	693,513
26,485	GBP	Trustpilot Group, PLC*#	70,990
7,610		Walt Disney Company~µ	712,981
			6,620,477
		Consumer Discretionary (11.1%)
67,100		ADT, Inc.	522,038
37,500	HKD	Alibaba Group Holding, Ltd.µ	369,008
1,745		Alibaba Group Holding, Ltd. (ADR)	137,593
12,480		Amazon.com, Inc.^#	2,333,510
5,635	INR	Amber Enterprises India, Ltd.#	291,965
83,000	AED	Americana Restaurants International, PLC	69,878
9,604		Aptiv, PLCµ#	666,422
975	BRL	Arezzo Industria e Comercio, SA	8,386
3,400	CNY	BYD Company, Ltd. - Class A	116,244
5,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	54,160
12,900		Chipotle Mexican Grill, Inc.µ#	700,728
15,860		Coupang, Inc.µ#	329,095
226,900	PHP	DigiPlus Interactive Corp.	65,533
2,718	INR	Dixon Technologies India, Ltd.	394,011
790	KRW	Hotel Shilla Company, Ltd.	28,836
28,821	INR	Indian Hotels Company, Ltd.	221,497
45,700	HKD	JD.com, Inc. - Class Aµ	602,582
48,000	HKD	Jiumaojiu International Holdings, Ltd.*^	17,810
7,260		Jumia Technologies, AG (ADR)#	87,701
91,395	INR	Kalyan Jewellers India, Ltd.	634,557
2,340	KRW	Kia Corp.	192,013
33,500	HKD	Li Ning Company, Ltd.	62,398
280	EUR	LVMH Moet Hennessy Louis Vuitton, SEµ	197,501
8,310	INR	Mahindra & Mahindra, Ltd.	289,394
28,670		MakeMyTrip, Ltd.^#	2,683,225
4,780	HKD	Meituan - Class B*µ#	66,187
120		MercadoLibre, Inc.µ#	200,268
11,570		NIO, Inc. (ADR)#	51,371
64,000	HKD	Sands China, Ltd.#	119,977
38,700	JPY	Toyota Motor Corp.µ	743,456
3,250	HKD	Yum China Holdings, Inc.	98,114
23,000	HKD	Zhongsheng Group Holdings, Ltd.	35,886
154,520	INR	Zomato, Ltd.#	425,487
			12,816,831
		Consumer Staples (4.3%)
1,815	SEK	AAK, AB	52,230
12,800	TRY	BIM Birlesik Magazalar, A/S	241,891
20,850	GBP	British American Tobacco, PLCµ	739,779
925	KRW	C&C International Corp.#	77,185
1,500		Constellation Brands, Inc. - Class Aµ	367,740
1,360		Costco Wholesale Corp.µ	1,117,920
675	GBP	Cranswick, PLC	41,348
211	INR	Gillette India, Ltd.	19,716
700	CNY	Kweichow Moutai Company, Ltd. - Class A	137,618
5,900	CHF	Nestle, SAµ	597,626
20,332	BRL	Raia Drogasil, SA	99,213
54,000	JPY	Seven & i Holdings Company, Ltd.µ	646,637
26,000	HKD	Smoore International Holdings, Ltd.*	30,357
600	JPY	Toyo Suisan Kaisha, Ltd.	40,288
10,790	INR	Varun Beverages, Ltd.	204,146
7,090		Walmart, Inc.µ	486,658
4,354	GBP	Warpaint London, PLC	35,039
			4,935,391

See accompanying Notes to Schedule of Investments

10

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Energy (4.1%)
11,650	GBP	BP, PLCµ	$68,864
45,000	CAD	Canadian Natural Resources, Ltd.µ	1,597,726
13,425	CAD	CES Energy Solutions Corp.^	80,317
180		Cheniere Energy Partners, LP	9,479
8,810		Chevron Corp.	1,413,741
3,045		Energy Transfer, LP	49,542
1,815		Enterprise Products Partners, LP	52,381
341		EP Energy Corp.#	597
1		Gulfport Energy Corp.#	147
11,400		Helmerich & Payne, Inc.^	460,788
216,000	HKD	PetroChina Company, Ltd. - Class Hµ	187,569
46,000	THB	PTT Exploration & Production, PCL	189,315
9,900	INR	Reliance Industries, Ltd.	356,700
13,450	EUR	Saipem S.p.A^#	31,952
7,020		TechnipFMC, PLC	207,090
			4,706,208
		Financials (9.9%)
24,840	INR	360 ONE WAM, Ltd.	337,135
116,000	HKD	AIA Group, Ltd.µ	775,907
3,000		Aon, PLC - Class Aµ	985,530
49,400	BRL	B3, SA - Brasil Bolsa Balcao	94,762
641,708	IDR	Bank Mandiri Persero, Tbk PT	253,083
53,325		Bank of America Corp.~µ	2,149,531
50,440	PHP	Bank of the Philippine Islands	104,811
2,480		Chubb, Ltd.µ	683,637
8,800	JPY	Concordia Financial Group, Ltd.^	55,462
29,304	AED	First Abu Dhabi Bank, PJSC	104,037
33,140	AUD	GQG Partners, Inc.	64,685
1,510	AUD	HUB24, Ltd.	49,179
35,025		Itau Unibanco Holding, SA (ADR)	210,851
3,425		JPMorgan Chase & Company^	728,840
42,800	THB	Kasikornbank PCL	158,496
5,410	KRW	KB Financial Group, Inc.	349,735
1,142,460	GBP	Lloyds Banking Group, PLCµ	872,782
6,529	KRW	Meritz Financial Group, Inc.	402,420
11,725		Morgan Stanleyµ	1,210,137
51,000		NU Holdings, Ltd. - Class Aµ#	618,630
48,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class Hµ	210,617
1,050	KRW	Samsung Fire & Marine Insurance Company, Ltd.	285,526
10,945		Wells Fargo & Companyµ	649,476
			11,355,269
		Health Care (6.8%)
2,230	INR	Apollo Hospitals Enterprise, Ltd.	176,099
1,115	SEK	Biotage, AB	20,906
475	SEK	Camurus, AB#	30,061
1,250	KRW	Dentium Company, Ltd.	85,556
2,855		Eli Lilly & Companyµ	2,296,191
6,000	EUR	Gerresheimer, AG	620,324
676	EUR	Guerbet	25,662
1,310		Humana, Inc.µ	473,709
4,510	BRL	Hypera, SA	22,964
700	JPY	Jeol, Ltd.	28,184
1,215		McKesson Corp.µ	749,679
10,000	TRY	MLP Saglik Hizmetleri A/S*#	111,043
20,129		Novo Nordisk, A/S (ADR)	2,669,709
900	JPY	Shofu, Inc.	28,305
770		UnitedHealth Group, Inc.µ	443,643
200	CHF	Ypsomed Holding, AG	91,912
			7,873,947
		Industrials (8.4%)
24,160	INR	Adani Ports & Special Economic Zone, Ltd.	455,238
7,625	GBP	Ashtead Technology Holdings, PLC	85,182
2,360	CAD	Bird Construction, Inc.^	44,255
2,340	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	60,289
696	EUR	DO & CO, AG#	117,280
2,000	JPY	Ebara Corp.	28,641
2,900		General Electric Companyµ	493,580
1,870	KRW	Hanwha Aerospace Company, Ltd.	392,374
2,612	KRW	HD Hyundai Electric Company, Ltd.	591,073
20,730	INR	Hindustan Aeronautics, Ltd.	1,220,956
74,800	JPY	Hitachi, Ltd.µ	1,616,178
17,720	PHP	International Container Terminal Services, Inc.	108,064
2,300	JPY	Japan Elevator Service Holdings Company, Ltd.	42,443
6,389	INR	KEI Industries, Ltd.	332,067
700	JPY	Kyudenko Corp.	32,243
77,520	GBP	Melrose Industries, PLC	587,005
5,815	SEK	Munters Group, AB*	125,895
8,700	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	61,522
259,500	GBP	Rolls-Royce Holdings, PLCµ#	1,502,557
44,100	CNY	Sany Heavy Industry Company, Ltd. - Class A	98,537
14,700	CNY	Shanghai International Airport Company, Ltd. - Class A	70,320
820	KRW	SK Square Company, Ltd.#	52,012
316	CAD	Stantec, Inc.^	27,804
15,910	INR	Titagarh Rail System, Ltd.	310,404
615	SEK	Trelleborg, AB - Class B	22,855
4,250		Waste Management, Inc.µ	861,305
37,537	BRL	WEG, SA	336,205
			9,676,284
		Information Technology (24.1%)
14,925		Apple, Inc.^µ	3,314,544
11,855	TWD	Asia Vital Components Company, Ltd.	236,057
2,290		ASML Holding, NVµ	2,145,043
1,530	NOK	Crayon Group Holding, ASA*#	18,254
310	CAD	Descartes Systems Group, Inc.^#	31,529
4,100	CNY	Iflytek Company, Ltd. - Class A	22,610
11,845		Infosys, Ltd. (ADR)	262,130
12,745	TWD	Insyde Software Corp.	160,760
4,950		International Business Machines Corp.µ	951,093
2,500	JPY	Keyence Corp.µ	1,093,150
73,000	HKD	Kingdee International Software Group Company, Ltd.#	58,500
7,374	INR	KPIT Technologies, Ltd.	163,327
9,830	TWD	MediaTek, Inc.	374,377
600	JPY	Micronics Japan Company, Ltd.	23,842
8,780		Microsoft Corp.^	3,673,113
531	EUR	Nemetschek, SE	50,719
42,950		NVIDIA Corp.^µ	5,026,009

See accompanying Notes to Schedule of Investments

11

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE

7,010	KRW	Samsung Electronics Company, Ltd.	$432,252
4,166	EUR	SAP, SEµ	880,777
4,950	CAD	Shopify, Inc. - Class Aµ#	303,170
14,249	KRW	SK Hynix, Inc.	2,043,641
10,600	HKD	Sunny Optical Technology Group Company, Ltd.^	59,446
427	EUR	SUSS MicroTec, SE	28,996
187,420	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	5,467,283
2,635	KRW	TechWing, Inc.	105,561
8,300	BRL	TOTVS, SA	40,721
700	JPY	Towa Corp.^	40,321
15,520		Unity Software, Inc.^#	253,907
24,000	CNY	Venustech Group, Inc. - Class A	51,332
6,785	AUD	WiseTech Global, Ltd.µ	425,156
1,178	SEK	Yubico, AB#	29,777
			27,767,397
		Materials (1.1%)
2,165	JPY	Artience Company, Ltd.	45,781
38,990		Cemex, SAB de CV (ADR)	250,316
55,150	AED	Fertiglobe, PLC	37,239
2,145	CAD	HudBay Minerals, Inc.^	17,898
1,505		Linde, PLCµ	682,518
1,400	JPY	Resonac Holdings Corp.^	34,756
5,575	ZAR	Sasol, Ltd.	45,206
1,206	EUR	SOL S.p.A^	45,096
1,800	JPY	Sumitomo Bakelite Company, Ltd.	50,673
5,250		Vale, SA (ADR)	56,963
			1,266,446
		Real Estate (2.1%)
179,500	PHP	Ayala Land, Inc.	90,879
27,090	INR	DLF, Ltd.	289,027
79,195	INR	Macrotech Developers, Ltd.*	1,241,295
6,300	JPY	Mirarth Holdings, Inc.	22,620
31,170	INR	Prestige Estates Projects, Ltd.	678,948
2,202	INR	Sobha, Ltd.	47,503
			2,370,272
		Utilities (0.4%)
6,836		NextEra Energy, Inc.µ	522,202
		TOTAL COMMON STOCKS (Cost $91,055,108)	89,910,724

Preferred Stocks (0.0%)
		Communication Services (0.0%)
		United States Cellular Corp.
530		5.500%, 06/01/70	10,812
505		5.500%, 03/01/70	10,302
			21,114
		Consumer Discretionary (0.0%)
305		Guitar Center, Inc.#	11,438

	Total Preferred Stocks
	(Cost $51,474)	32,552

Exchange-Traded Funds (7.2%)
	Other (7.2%)
189,615	Invesco Senior Loan ETF^	3,981,915
6,150	iShares MSCI Saudi Arabia ETF^	258,915
95,750	SPDR Blackstone Senior Loan ETF^	3,997,562
	Total Exchange-Traded Funds
	(Cost $8,390,379)	8,238,392

Convertible Preferred Stocks (1.7%)
	Energy (0.0%)
1	Gulfport Energy Corp.#
	10.000%, 09/03/24
	15.000% PIK rate	10,750

	Financials (1.4%)
23,500	Apollo Global Management, Inc.
	6.750%, 07/31/26	1,598,000

	Utilities (0.3%)
8,700	NextEra Energy, Inc.^
	6.926%, 09/01/25	384,192
	Total Convertible Preferred Stocks
	(Cost $1,837,3B30)	1,992,942

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

Purchased Options (1.8%) #
		Communication Services (0.0%)
447		Tencent Music Entertainment Group
2,058,435		Call, 10/18/24, Strike $15.00	39,113

		Health Care (0.1%)
135		Boston Scientific Corp.
997,380		Call, 11/15/24, Strike $70.00	89,775

		Industrials (0.1%)
75	EUR	Schneider Electric, SE
1,670,376		Call, 12/20/24, Strike 220.00	147,971

		Information Technology (0.4%)
56		Cadence Design Systems, Inc.
1,498,896		Call, 01/17/25, Strike $335.00	29,400
167		NVIDIA Corp.
1,954,234		Put, 01/17/25, Strike $120.00	286,405
45		QUALCOMM, Inc.
814,275		Call, 01/17/25, Strike $185.00	84,150
			399,955
		Other (1.2%)
		Invesco QQQ Trust Series 1
565
26,615,455		Put, 01/17/25, Strike $430.00	557,655
190
8,950,330		Put, 12/20/24, Strike $344.78	27,265

See accompanying Notes to Schedule of Investments

12

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

538		iShares Russell 2000 ETF
4,214,692		Call, 11/15/24, Strike $175.00	$443,850
		SPDR S&P 500 ETF Trust
505
27,815,905		Put, 01/17/25, Strike $490.00	298,202
160
8,812,960		Put, 12/20/24, Strike $410.00	23,440
			1,350,412
		Total Purchased Options
		(Cost $2,583,882)	2,027,226

TOTAL INVESTMENTS (147.9%)
(Cost $173,518,903)			170,450,114

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-14.8%)			(17,000,000)

LIABILITIES, LESS OTHER ASSETS (-33.1%)			(38,205,385)

NET ASSETS (100.0%)			$115,244,729

Written Options (-0.1%) #
		Energy (0.0%)
(114)		Helmerich & Payne, Inc.
(460,788)		Call, 12/20/24, Strike $55.00
			(3,705)
		Financials (-0.1%)
(30)		Aon, PLC
(985,530)		Call, 12/20/24, Strike $330.00	(53,850)
(418)		Bank of America Corp.
(1,684,958)		Call, 11/15/24, Strike $45.00	(27,170)
(117)		Morgan Stanley
(1,207,557)		Call, 09/20/24, Strike $100.00	(68,152)
			(149,172)
		Information Technology (0.0%)
(49	) CAD	Shopify, Inc.
(414,344)		Call, 12/20/24, Strike 120.00	(5,643)
		Total Written Options
		(Premium $67,189)	(158,520)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
‡‡	Perpetual maturity.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,497,633.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $38,260,064.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

13

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,695,143	$—	$13,695,143
Convertible Bonds	—	40,504,453	—	40,504,453
Bank Loans	—	14,048,682	—	14,048,682
Common Stocks	53,450,041	36,460,683	—	89,910,724
Preferred Stocks	21,114	11,438	—	32,552
Exchange-Traded Funds	8,238,392	—	—	8,238,392
Convertible Preferred Stocks	1,982,192	10,750	—	1,992,942
Purchased Options	2,027,226	—	—	2,027,226
Total	$65,718,965	$104,731,149	$—	$170,450,114
Liabilities:
Written Options	$158,520	$—	$—	$158,520
Total	$158,520	$—	$—	$158,520

CURRENCY EXPOSURE JULY 31, 2024

	Value	% of Total Investments
US Dollar	$119,896,291	70.4%
European Monetary Unit	9,285,063	5.5%
Indian Rupee	8,089,472	4.8%
New Taiwan Dollar	6,238,477	3.7%
Japanese Yen	5,668,881	3.3%
South Korean Won	5,038,184	3.0%
British Pound Sterling	4,605,633	2.7%
Hong Kong Dollar	4,281,608	2.5%
Canadian Dollar	2,725,060	1.6%
Swiss Franc	689,538	0.4%
Chinese Yuan Renminbi	672,632	0.4%
Brazilian Real	602,251	0.4%
Australian Dollar	539,020	0.3%
Philippine Peso	369,287	0.2%
Swedish Krona	361,755	0.2%
Turkish Lira	352,934	0.2%
Thai Baht	347,811	0.2%
Indonesian Rupiah	253,083	0.1%
UAE Dirham	211,154	0.1%
South African Rand	45,206	—%
Norwegian Krone	18,254	—%
Total Investments Net of Written Options	$170,291,594	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

14

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.0%)
	Other (0.0%)
145,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $135,330)	$136,243

Corporate Bonds (32.5%)
	Airlines (0.2%)
163,269	Alaska Airlines Pass Through Trust Series 2020-1, Class A*~
	4.800%, 02/15/29	160,420
65,527	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	66,396
183,680	American Airlines Pass Through Trust Series 2021-1, Class Bµ
	3.950%, 01/11/32	170,040
84,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*~
	5.500%, 04/20/26	83,496
170,708	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	158,859
132,676	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	136,995
		776,206
	Communication Services (1.9%)
200,000	Altice France Holding, SA*
	10.500%, 05/15/27	76,028
225,000	Altice France, SA*
	5.500%, 10/15/29	158,539
225,000	APi Group DE, Inc.*
	4.750%, 10/15/29	214,220
200,000	Ashtead Capital, Inc.*~
	2.450%, 08/12/31	166,416
	Audacy Capital Corp.*@
231,000	6.750%, 03/31/29	9,568
91,000	6.500%, 05/01/27	4,043
162,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	152,747
	Clear Channel Outdoor Holdings, Inc.*
90,000	7.875%, 04/01/30	91,696
85,000	9.000%, 09/15/28	90,418
262,000	Consolidated Communications, Inc.*~
	6.500%, 10/01/28	236,895
	CSC Holdings, LLC*
215,000	4.500%, 11/15/31	148,245
200,000	5.750%, 01/15/30	80,864
200,000	4.625%, 12/01/30	79,940
99,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*~
	5.875%, 08/15/27	95,425
195,000	Frontier California, Inc.
	6.750%, 05/15/27	190,759
48,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	50,331
292,000	Frontier Florida, LLC
	6.860%, 02/01/28	297,300
280,000	Frontier North, Inc.
	6.730%, 02/15/28	278,354
165,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*~
	3.500%, 03/01/29	150,186
100,000	Gray Television, Inc.*
	5.375%, 11/15/31	64,687
45,000	Hughes Satellite Systems Corp.
	6.625%, 08/01/26	21,164
	iHeartCommunications, Inc.~
115,000	8.375%, 05/01/27	47,012
70,000	5.250%, 08/15/27*	45,893
200,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	186,818
151,589	Ligado Networks, LLC*
	15.500%, 11/01/23	24,506
	Lumen Technologies, Inc.
135,000	7.600%, 09/15/39	58,031
90,000	4.000%, 02/15/27*	57,755
45,000	7.650%, 03/15/42	18,679
95,000	Match Group Holdings II, LLC*~
	3.625%, 10/01/31	82,185
	Paramount Global~
711,000	6.375%, 03/30/62‡
	5 year CMT + 4.00%	654,788
180,000	4.900%, 08/15/44	131,668
63,000	Qwest Corp.
	7.250%, 09/15/25	62,583
535,000	Rogers Communications, Inc.*~‡
	5.250%, 03/15/82
	5 year CMT + 3.59%	518,410
	Scripps Escrow II, Inc.*
95,000	3.875%, 01/15/29~	61,954
48,000	5.375%, 01/15/31	23,378
195,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	135,736
	Sirius XM Radio, Inc.*~
233,000	3.875%, 09/01/31	194,774
195,000	5.500%, 07/01/29	186,687
90,000	3.125%, 09/01/26	85,696
175,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	105,038
210,000	Stagwell Global, LLC*~
	5.625%, 08/15/29	198,131
100,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	45,756
	Time Warner Cable, LLC
145,000	6.550%, 05/01/37	141,923
70,000	7.300%, 07/01/38~	72,918
182,000	United States Cellular Corp.
	6.700%, 12/15/33	195,093
135,000	Univision Communications, Inc.*~
	8.000%, 08/15/28	135,814
90,000	Viasat, Inc.*
	5.625%, 04/15/27	84,622

See accompanying Notes to Schedule of Investments

1

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
265,000	Vodafone Group, PLC~‡
	7.000%, 04/04/79
	U.S. 5 yr Swap + 4.87%	$274,135
		6,487,808
	Consumer Discretionary (3.9%)
280,000	Adams Homes, Inc.*
	9.250%, 10/15/28	290,814
140,000	Adient Global Holdings Company*~
	8.250%, 04/15/31	147,326
160,000	American Axle & Manufacturing, Inc.~
	5.000%, 10/01/29	146,696
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
167,000	4.625%, 08/01/29	154,331
52,000	6.625%, 01/15/28	52,329
217,000	At Home Group, Inc.*
	4.875%, 07/15/28	82,616
	Bath & Body Works, Inc.
254,000	6.694%, 01/15/27	258,859
145,000	6.875%, 11/01/35~	147,201
200,000	Benteler International AG*~
	10.500%, 05/15/28	213,708
	Caesars Entertainment, Inc.*~
118,000	4.625%, 10/15/29	109,739
93,000	8.125%, 07/01/27	95,016
	Carnival Corp.*~
92,000	7.625%, 03/01/26	92,985
89,000	4.000%, 08/01/28	84,294
12,000	7.000%, 08/15/29	12,537
	Carvana Company*
41,487	14.000%, 06/01/31	48,405
34,954	13.000%, 06/01/30	38,571
23,202	12.000%, 12/01/28	25,087
	CCO Holdings, LLC / CCO Holdings Capital Corp.*~
750,000	4.750%, 03/01/30	671,700
250,000	4.500%, 08/15/30	218,997
220,000	6.375%, 09/01/29	214,306
186,000	4.250%, 02/01/31	158,450
96,000	4.750%, 02/01/32	82,343
96,000	CDI Escrow Issuer, Inc.*~
	5.750%, 04/01/30	94,162
115,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	112,086
92,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	93,421
	Dana, Inc.
155,000	4.250%, 09/01/30	137,062
140,000	4.500%, 02/15/32	122,524
	DISH DBS Corp.
190,000	5.125%, 06/01/29	80,313
140,000	5.250%, 12/01/26*	116,630
120,000	7.375%, 07/01/28	55,694
115,000	7.750%, 07/01/26	74,151
90,000	5.750%, 12/01/28*	66,272
186,000	DISH Network Corp.*
	11.750%, 11/15/27	186,264
200,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	193,238
204,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	202,158
190,000	Ford Motor Company~
	6.100%, 08/19/32	192,466
	Ford Motor Credit Company, LLC~
300,000	4.000%, 11/13/30	272,817
270,000	5.113%, 05/03/29	264,441
235,000	7.200%, 06/10/30	251,156
200,000	7.350%, 11/04/27	210,754
71,000	Gap, Inc.*~
	3.875%, 10/01/31	59,791
90,000	General Motors Company~
	5.200%, 04/01/45	81,068
	General Motors Financial Company, Inc.‡
690,000	5.700%, 09/30/30~
	5 year CMT + 5.00%	655,921
395,000	6.500%, 09/30/28
	3 mo. USD LIBOR + 3.44%	389,134
	goeasy, Ltd.*
315,000	9.250%, 12/01/28	337,960
161,000	7.625%, 07/01/29	165,051
	Goodyear Tire & Rubber Company^
180,000	5.625%, 04/30/33	165,895
100,000	5.250%, 07/15/31	93,625
	Group 1 Automotive, Inc.*
115,000	6.375%, 01/15/30	116,194
79,000	4.000%, 08/15/28~	73,695
98,000	Guitar Center, Inc.*
	8.500%, 01/15/26	87,631
239,700	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	11.000%, 04/15/29	228,827
44,931	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	45,947
205,000	Kohl's Corp.
	5.550%, 07/17/45	136,241
185,000	LCM Investments Holdings II, LLC*~
	8.250%, 08/01/31	194,058
190,000	Liberty Interactive, LLC
	8.250%, 02/01/30	98,192
179,000	Life Time, Inc.*
	8.000%, 04/15/26	181,800
90,000	Light & Wonder International, Inc.*~
	7.500%, 09/01/31	93,929
70,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	72,928
123,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	123,116
125,000	M/I Homes, Inc.
	3.950%, 02/15/30	114,055
	Macy's Retail Holdings, LLC
230,000	6.700%, 07/15/34*	202,865
135,000	4.300%, 02/15/43	97,131
92,000	MGM Resorts International
	6.500%, 04/15/32	92,391
242,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*~
	4.875%, 05/01/29	228,719

See accompanying Notes to Schedule of Investments

2

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
110,000	Newell Brands, Inc.~
	5.700%, 04/01/26	$109,854
	Nordstrom, Inc.
90,000	6.950%, 03/15/28	92,236
90,000	5.000%, 01/15/44~	71,903
86,000	4.250%, 08/01/31	76,715
285,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	266,452
215,000	PENN Entertainment, Inc.*
	4.125%, 07/01/29	190,402
90,000	Phinia, Inc.*
	6.750%, 04/15/29	91,936
265,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*~
	5.625%, 09/01/29	198,464
95,000	QVC, Inc.
	5.450%, 08/15/34	60,569
90,000	Raising Cane's Restaurants, LLC*~
	9.375%, 05/01/29	97,288
383,000	Rite Aid Corp.*@
	8.000%, 11/15/26	169,738
	Royal Caribbean Cruises, Ltd.*
92,000	7.250%, 01/15/30~	96,521
23,000	6.250%, 03/15/32	23,447
270,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*~
	4.625%, 03/01/29	244,358
275,000	Six Flags Entertainment Corp.*~
	7.250%, 05/15/31	283,319
117,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	107,120
147,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	141,868
190,000	Station Casinos, LLC*~
	4.500%, 02/15/28	180,726
185,000	STL Holding Company, LLC*
	8.750%, 02/15/29	192,851
107,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	107,182
45,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	49,113
220,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	219,540
175,000	ZF North America Capital, Inc.*~
	7.125%, 04/14/30	181,890
		13,461,575

	Consumer Staples (0.9%)
290,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	294,881
45,000	B&G Foods, Inc.*
	8.000%, 09/15/28	45,941
	Brink's Company*
100,000	6.500%, 06/15/29	102,017
46,000	6.750%, 06/15/32	46,932
218,000	Central Garden & Pet Company*
	4.125%, 04/30/31	194,214
213,000	Edgewell Personal Care Company*~
	4.125%, 04/01/29	198,350
	Energizer Holdings, Inc.*
263,000	4.375%, 03/31/29~	242,993
48,000	6.500%, 12/31/27	48,320
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
180,000	5.500%, 01/15/30~	180,284
120,000	5.125%, 02/01/28µ	120,100
51,000	5.750%, 04/01/33µ	51,450
655,000	Land O' Lakes, Inc.*
	7.000%, 09/18/28	514,326
191,000	Performance Food Group, Inc.*~
	4.250%, 08/01/29	177,057
140,000	Pilgrim's Pride Corp.~
	4.250%, 04/15/31	130,220
92,000	Post Holdings, Inc.*~
	6.250%, 02/15/32	93,370
182,000	Prestige Brands, Inc.*~
	3.750%, 04/01/31	160,733
95,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	95,665
155,000	United Natural Foods, Inc.*~
	6.750%, 10/15/28	141,909
203,000	Vector Group, Ltd.*~
	5.750%, 02/01/29	195,158
		3,033,920

	Energy (3.7%)
192,000	Apache Corp.~
	5.100%, 09/01/40	168,651
	Buckeye Partners, LP
139,000	6.875%, 07/01/29*	141,280
135,000	5.850%, 11/15/43	120,524
96,000	Cheniere Energy, Inc.~
	4.625%, 10/15/28	94,200
139,000	Chesapeake Energy Corp.*~
	6.750%, 04/15/29	140,690
256,000	Civitas Resources, Inc.*~
	8.750%, 07/01/31	275,748
	Continental Resources, Inc.
90,000	4.900%, 06/01/44	76,071
90,000	2.875%, 04/01/32*µ	74,794
150,000	DT Midstream, Inc.*~
	4.125%, 06/15/29	140,384
	Earthstone Energy Holdings, LLC*~
181,000	8.000%, 04/15/27	186,805
70,000	9.875%, 07/15/31	78,022
	Enbridge, Inc.‡
920,000	5.750%, 07/15/80~
	5 year CMT + 5.31%	873,614
739,000	7.375%, 01/15/83~
	5 year CMT + 3.71%	745,584
430,000	7.200%, 06/27/54µ
	5 year CMT + 2.97%	439,464
90,000	7.375%, 03/15/55µ
	5 year CMT + 3.12%	91,285
185,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	194,528
	Energy Transfer, LP‡
435,000	6.500%, 11/15/26
	5 year CMT + 5.69%	432,995
345,000	8.000%, 05/15/54
	5 year CMT + 4.02%	367,566

See accompanying Notes to Schedule of Investments

3

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
125,000	8.527%, 11/01/66~
	3 mo. SOFR + 3.28%	$121,455
	EnLink Midstream Partners, LP
835,000	9.711%, 09/03/24‡
	3 mo. SOFR + 4.37%	829,138
205,000	4.850%, 07/15/26	202,774
113,000	EnLink Midstream, LLC*~
	6.500%, 09/01/30	117,945
	Enterprise Products Operating, LLCµ‡
205,000	5.250%, 08/16/77~
	3 mo. SOFR + 3.29%	198,424
185,000	8.574%, 08/16/77
	3 mo. SOFR + 3.25%	184,800
	EQM Midstream Partners, LP*
310,000	7.500%, 06/01/27	318,965
90,000	6.375%, 04/01/29~	91,952
	Genesis Energy, LP / Genesis Energy Finance Corp.
196,000	8.875%, 04/15/30~	207,742
85,000	7.875%, 05/15/32	86,835
255,000	Gulfport Energy Corp.*~
	8.000%, 05/17/26	258,759
265,000	Hilcorp Energy I, LP / Hilcorp Finance Company*~
	6.000%, 04/15/30	259,586
92,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	94,840
185,000	Kodiak Gas Services, LLC*~
	7.250%, 02/15/29	190,602
186,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	185,777
180,000	Matador Resources Company*
	6.500%, 04/15/32	181,051
	Moss Creek Resources Holdings, Inc.*
75,000	7.500%, 01/15/26~	75,146
70,000	10.500%, 05/15/27	71,820
	Nabors Industries, Inc.*~
135,000	7.375%, 05/15/27	137,608
70,000	9.125%, 01/31/30	74,962
135,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	132,829
117,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	115,067
192,000	Oceaneering International, Inc.
	6.000%, 02/01/28	190,472
200,000	Parkland Corp.*~
	5.875%, 07/15/27	199,810
99,000	Patterson-UTI Energy, Inc.µ
	5.150%, 11/15/29	98,062
	Permian Resources Operating, LLC*
48,000	6.250%, 02/01/33	48,009
46,000	7.000%, 01/15/32	47,629
750,000	Plains All American Pipeline, LP‡
	9.694%, 09/03/24
	3 mo. SOFR + 4.37%	750,900
265,000	Rockcliff Energy II, LLC*~
	5.500%, 10/15/29	251,604
98,000	Southwestern Energy Company~
	4.750%, 02/01/32	91,681
185,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	189,196
	Transocean, Inc.*
180,000	8.250%, 05/15/29	183,919
162,000	8.750%, 02/15/30	170,662
	Venture Global Calcasieu Pass, LLC*~
115,000	6.250%, 01/15/30	118,367
45,000	4.125%, 08/15/31	40,966
45,000	3.875%, 08/15/29	41,704
	Venture Global LNG, Inc.*
230,000	8.375%, 06/01/31~	241,721
140,000	8.125%, 06/01/28~	145,758
100,000	7.000%, 01/15/30	101,194
90,000	9.875%, 02/01/32~	99,938
90,000	9.500%, 02/01/29~	100,135
	Vital Energy, Inc.
115,000	7.750%, 07/31/29*	116,469
97,000	7.875%, 04/15/32*	98,783
72,000	9.750%, 10/15/30	78,865
280,000	VOC Escrow, Ltd.*~
	5.000%, 02/15/28	273,456
235,000	Weatherford International, Ltd.*~
	8.625%, 04/30/30	244,795
		12,704,377
	Financials (13.5%)
285,000	Acrisure, LLC / Acrisure Finance, Inc.*~
	8.250%, 02/01/29	290,284
286,000	Aethon United BR, LP / Aethon United Finance Corp.*~
	8.250%, 02/15/26	290,087
605,000	Aircastle, Ltd.*‡
	5.250%, 06/15/26
	5 year CMT + 4.41%	591,121
315,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	312,987
360,000	Allstate Corp.‡
	8.522%, 08/15/53
	3 mo. SOFR + 3.20%	360,943
	Ally Financial, Inc.‡
1,126,000	4.700%, 05/15/26
	5 year CMT + 3.87%	1,029,198
740,000	4.700%, 05/15/28
	7 year CMT + 3.48%	616,561
525,000	American International Group, Inc.~‡
	5.750%, 04/01/48
	3 mo. USD LIBOR + 2.87%	519,624
379,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	357,624
1,025,000	Ares Finance Company III, LLC*µ‡
	4.125%, 06/30/51
	5 year CMT + 3.24%	965,673
141,000	Aviation Capital Group, LLC*~
	3.500%, 11/01/27	133,922
835,000	AXIS Specialty Finance, LLCµ‡
	4.900%, 01/15/40
	5 year CMT + 3.19%	780,124
185,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	190,935

See accompanying Notes to Schedule of Investments

4

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Bank of America Corp.‡
991,000	6.125%, 04/27/27~
	5 year CMT + 3.23%	$994,052
700,000	4.300%, 01/28/25~
	3 mo. SOFR + 2.93%	687,379
330,000	6.100%, 03/17/25µ
	3 mo. SOFR + 4.16%	329,551
160,000	6.250%, 09/05/24µ
	3 mo. SOFR + 3.97%	160,040
1,560,000	Bank of New York Mellon Corp.~‡
	4.700%, 09/20/25
	5 year CMT + 4.36%	1,537,630
	BP Capital Markets, PLCµ‡
675,000	4.375%, 06/22/25
	5 year CMT + 4.04%	664,801
480,000	4.875%, 03/22/30
	5 year CMT + 4.40%	456,288
92,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	98,052
285,000	BroadStreet Partners, Inc.*~
	5.875%, 04/15/29	275,068
215,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	203,736
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	198,096
1,028,000	Capital One Financial Corp.~‡
	3.950%, 09/01/26
	5 year CMT + 3.16%	949,800
	Charles Schwab Corp.~‡
675,000	5.375%, 06/01/25
	5 year CMT + 4.97%	669,519
338,000	4.000%, 12/01/30
	10 year CMT + 3.08%	285,793
170,000	4.000%, 06/01/26
	5 year CMT + 3.17%	158,896
	Citigroup, Inc.‡
956,000	3.875%, 02/18/26
	5 year CMT + 3.42%	907,980
360,000	4.000%, 12/10/25
	5 year CMT + 3.60%	345,485
350,000	7.625%, 11/15/28
	5 year CMT + 3.21%	364,371
345,000	7.200%, 05/15/29
	5 year CMT + 2.91%	354,277
340,000	7.000%, 08/15/34
	10 year CMT + 2.76%	345,396
335,000	5.950%, 05/15/25
	3 mo. SOFR + 4.17%	332,977
	Citizens Financial Group, Inc.‡
995,000	4.000%, 10/06/26
	5 year CMT + 3.22%	902,206
365,000	5.650%, 10/06/25
	5 year CMT + 5.31%	359,105
710,000	Comerica, Inc.‡
	5.625%, 07/01/25
	5 year CMT + 5.29%	695,516
365,000	Corebridge Financial, Inc.µ‡
	6.875%, 12/15/52
	5 year CMT + 3.85%	370,924
	Credit Acceptance Corp.
175,000	6.625%, 03/15/26	175,156
125,000	9.250%, 12/15/28*~	133,732
180,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	194,092
500,000	Depository Trust & Clearing Corp.*µ‡
	3.375%, 06/20/26
	5 year CMT + 2.61%	468,405
	Discover Financial Services‡
650,000	5.500%, 10/30/27
	3 mo. SOFR + 3.34%	588,100
480,000	6.125%, 06/23/25~
	5 year CMT + 5.78%	478,090
765,000	Enstar Finance, LLC~µ‡
	5.500%, 01/15/42
	5 year CMT + 4.01%	684,927
1,295,000	Fifth Third Bancorp‡
	4.500%, 09/30/25
	5 year CMT + 4.22%	1,259,685
160,000	First Citizens BancShares, Inc.‡
	9.573%, 01/04/27
	3 mo. SOFR + 4.23%	162,685
210,000	GGAM Finance, Ltd.*~
	8.000%, 02/15/27	217,356
283,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*~
	3.750%, 12/15/27	256,115
	Goldman Sachs Group, Inc.‡
715,000	4.400%, 02/10/25
	5 year CMT + 2.85%	703,167
350,000	7.500%, 05/10/29~
	5 year CMT + 2.81%	361,217
337,000	4.125%, 11/10/26
	5 year CMT + 2.95%	315,826
200,000	GTCR W-2 Merger Sub, LLC*~
	7.500%, 01/15/31	210,660
95,000	HAT Holdings I, LLC / HAT Holdings II, LLC*~
	8.000%, 06/15/27	99,458
	HUB International, Ltd.*~
276,000	5.625%, 12/01/29	265,236
92,000	7.375%, 01/31/32	94,758
	Huntington Bancshares, Inc.‡
765,000	4.450%, 10/15/27~
	7 year CMT + 4.05%	705,338
505,000	5.625%, 07/15/30
	10 year CMT + 4.95%	484,411
144,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.~
	4.375%, 02/01/29	125,410
380,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	372,491
525,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*~
	5.000%, 08/15/28	488,617
	JPMorgan Chase & Company~‡
1,620,000	3.650%, 06/01/26
	5 year CMT + 2.85%	1,539,551
700,000	6.100%, 10/01/24
	3 mo. SOFR + 3.59%	696,535
430,000	KeyCorp‡
	5.000%, 09/15/26
	3 mo. SOFR + 3.87%	393,600
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
379,000	5.250%, 10/01/25	377,507

See accompanying Notes to Schedule of Investments

5

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
195,000	4.750%, 06/15/29~	$185,373
116,000	7.000%, 07/15/31	118,782
175,000	LD Holdings Group, LLC*~
	6.125%, 04/01/28	139,333
	Level 3 Financing, Inc.*
200,000	4.250%, 07/01/28	109,124
90,000	4.625%, 09/15/27	59,443
1,205,000	Liberty Mutual Group, Inc.*~‡
	4.125%, 12/15/51
	5 year CMT + 3.32%	1,130,989
139,000	LPL Holdings, Inc.*~µ
	4.000%, 03/15/29	130,773
	M&T Bank Corp.‡
270,000	9.194%, 08/15/24
	3 mo. SOFR + 3.87%	270,348
200,000	5.125%, 11/01/26~
	3 mo. SOFR + 3.78%	191,618
200,000	5.000%, 02/01/25
	5 year CMT + 3.17%	198,990
185,000	Macquarie Airfinance Holdings, Ltd.*~
	8.125%, 03/30/29	195,859
670,000	Markel Corp.~‡
	6.000%, 06/01/25
	5 year CMT + 5.66%	666,476
	MetLife, Inc.~
545,000	6.400%, 12/15/66	557,639
505,000	3.850%, 09/15/25‡
	5 year CMT + 3.58%	490,512
255,000	Nationstar Mortgage Holdings, Inc.*~
	5.500%, 08/15/28	247,868
125,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*~
	4.500%, 09/30/28	113,928
95,000	Newmark Group, Inc.
	7.500%, 01/12/29	99,817
250,000	Northern Trust Corp.µ‡
	4.600%, 10/01/26
	3 mo. SOFR + 3.46%	242,992
	OneMain Finance Corp.
130,000	9.000%, 01/15/29~	137,956
130,000	3.875%, 09/15/28~	119,150
90,000	7.500%, 05/15/31	92,607
90,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	91,648
938,000	PartnerRe Finance B, LLC~‡
	4.500%, 10/01/50
	5 year CMT + 3.82%	859,639
295,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	290,666
	PNC Financial Services Group, Inc.‡
735,000	3.400%, 09/15/26µ
	5 year CMT + 2.60%	659,729
360,000	6.200%, 09/15/27µ
	5 year CMT + 3.24%	359,104
165,000	6.000%, 05/15/27~
	5 year CMT + 3.00%	162,786
785,000	QBE Insurance Group, Ltd.*~‡
	5.875%, 05/12/25
	5 year CMT + 5.51%	778,822
	RHP Hotel Properties, LP / RHP Finance Corp.*
220,000	4.500%, 02/15/29~	208,635
185,000	6.500%, 04/01/32	187,214
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*~
85,000	3.875%, 03/01/31	75,726
85,000	3.625%, 03/01/29	78,149
45,000	2.875%, 10/15/26	42,549
150,000	Service Properties Trust
	8.375%, 06/15/29	149,395
340,000	State Street Corp.‡
	6.700%, 09/15/29
	5 year CMT + 2.63%	340,826
230,000	StoneX Group, Inc.*
	7.875%, 03/01/31	239,612
	Truist Financial Corp.~‡
685,000	4.950%, 09/01/25
	5 year CMT + 4.61%	671,684
530,000	4.800%, 09/01/24
	5 year CMT + 3.00%	523,836
256,000	5.100%, 03/01/30
	10 year CMT + 4.35%	240,374
765,000	U.S. Bancorp~‡
	5.300%, 04/15/27
	3 mo. SOFR + 3.18%	743,435
	United Wholesale Mortgage, LLC*~
221,000	5.500%, 04/15/29	213,501
90,000	5.750%, 06/15/27	88,928
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
93,000	10.500%, 02/15/28~	94,232
90,000	6.500%, 02/15/29~	68,385
25,000	10.500%, 02/15/28	25,212
92,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	94,793
210,000	VZ Secured Financing, BV*~
	5.000%, 01/15/32	184,033
	Wells Fargo & Company‡
1,425,000	3.900%, 03/15/26
	5 year CMT + 3.45%	1,361,559
1,215,000	7.625%, 09/15/28~
	5 year CMT + 3.61%	1,292,031
208,000	XHR, LP*~
	6.375%, 08/15/25	208,148
		46,772,374
	Health Care (1.0%)
	CHS/Community Health Systems, Inc.*
377,000	6.125%, 04/01/30~	288,243
137,000	10.875%, 01/15/32~	147,268
108,000	6.875%, 04/15/29	88,705
24,000	5.250%, 05/15/30	20,977
	DaVita, Inc.*~
222,000	3.750%, 02/15/31	192,316
197,000	4.625%, 06/01/30	180,649
	Embecta Corp.*
144,000	5.000%, 02/15/30~	123,767
48,000	6.750%, 02/15/30	42,877
	Encompass Health Corp.~
100,000	4.750%, 02/01/30	95,644
100,000	4.500%, 02/01/28	96,748

See accompanying Notes to Schedule of Investments

6

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
200,000	Jazz Securities DAC*~
	4.375%, 01/15/29	$188,228
	Medline Borrower, LP*~
233,000	5.250%, 10/01/29	225,390
230,000	3.875%, 04/01/29	214,815
24,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	24,527
350,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
	5.125%, 04/30/31	322,046
470,000	Tenet Healthcare Corp.
	6.875%, 11/15/31	503,337
	Teva Pharmaceutical Finance Netherlands III, BV~
230,000	5.125%, 05/09/29	223,339
200,000	4.750%, 05/09/27	193,994
115,000	3.150%, 10/01/26	108,921
		3,281,791
	Industrials (2.8%)
185,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	189,203
220,000	ACCO Brands Corp.*~
	4.250%, 03/15/29	201,183
650,000	AerCap Holdings, NV~‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	648,720
	Air Lease Corp.‡
810,000	4.650%, 06/15/26
	5 year CMT + 4.08%	780,686
485,000	4.125%, 12/15/26
	5 year CMT + 3.15%	446,850
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
315,000	4.625%, 01/15/27	307,333
145,000	5.875%, 02/15/28~	143,985
108,000	Arcosa, Inc.*
	4.375%, 04/15/29	101,941
740,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	190,927
151,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	138,991
	Bombardier, Inc.*
90,000	8.750%, 11/15/30~	97,649
70,000	7.000%, 06/01/32	71,624
56,000	7.250%, 07/01/31	57,736
51,000	7.875%, 04/15/27	51,123
191,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	180,231
185,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	179,826
48,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*~µ
	4.750%, 10/20/28	47,463
245,000	Deluxe Corp.*
	8.000%, 06/01/29	232,157
188,000	Eco Material Technologies, Inc.*~
	7.875%, 01/31/27	191,442
182,000	Emerald Debt Merger Sub, LLC*~
	6.625%, 12/15/30	185,505
	EnerSys*
90,000	6.625%, 01/15/32	91,841
85,000	4.375%, 12/15/27	81,536
70,000	EquipmentShare.com, Inc.*
	8.625%, 05/15/32	72,769
118,000	Graham Packaging Company, Inc.*~
	7.125%, 08/15/28	115,087
88,000	Graphic Packaging International, LLC*
	3.500%, 03/01/29	80,080
203,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	182,722
443,000	H&E Equipment Services, Inc.*~
	3.875%, 12/15/28	405,305
	Herc Holdings, Inc.*
290,000	5.500%, 07/15/27~	287,799
92,000	6.625%, 06/15/29	94,010
	JELD-WEN, Inc.*
110,000	4.625%, 12/15/25	108,504
95,000	4.875%, 12/15/27	90,640
305,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	289,759
185,000	Knife River Holding Company*
	7.750%, 05/01/31	194,809
51,000	MasTec, Inc.*µ
	4.500%, 08/15/28	49,352
92,000	Masterbrand, Inc.*
	7.000%, 07/15/32	94,597
107,000	Moog, Inc.*~
	4.250%, 12/15/27	102,562
230,000	Newfold Digital Holdings Group, Inc.*~
	6.000%, 02/15/29	158,787
172,000	Novelis Corp.*~
	4.750%, 01/30/30	162,292
70,000	OI European Group, BV*
	4.750%, 02/15/30	64,515
125,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	118,253
	Sealed Air Corp.*
144,000	6.125%, 02/01/28~	145,329
48,000	5.000%, 04/15/29	46,488
45,000	6.500%, 07/15/32	45,598
50,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	52,118
98,000	Sensata Technologies, Inc.*~
	3.750%, 02/15/31	86,722
195,000	Standard Industries, Inc.*~
	5.000%, 02/15/27	191,005
195,000	Stanley Black & Decker, Inc.‡
	4.000%, 03/15/60
	5 year CMT + 2.66%	180,402
150,000	Stericycle, Inc.*~
	3.875%, 01/15/29	142,805
	TransDigm, Inc.*
195,000	6.875%, 12/15/30~	200,782
140,000	6.750%, 08/15/28~	142,913
70,000	7.125%, 12/01/31~	72,829
44,000	6.625%, 03/01/32	45,053
96,000	Tronox, Inc.*~
	4.625%, 03/15/29	87,555
63,616	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	59,609

See accompanying Notes to Schedule of Investments

7

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
187,000	Vertiv Group Corp.*~
	4.125%, 11/15/28	$177,444
201,000	Wabash National Corp.*
	4.500%, 10/15/28	183,756
150,000	Waste Pro USA, Inc.*~
	5.500%, 02/15/26	149,021
	Williams Scotsman, Inc.*
107,000	4.625%, 08/15/28~	101,960
90,000	7.375%, 10/01/31~	93,644
75,000	6.625%, 06/15/29	76,430
		9,571,257
	Information Technology (0.7%)
46,000	Booz Allen Hamilton, Inc.*µ
	4.000%, 07/01/29	43,539
112,000	Coherent Corp.*~
	5.000%, 12/15/29	106,832
96,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	91,463
56,000	Fair Isaac Corp.*~
	4.000%, 06/15/28	52,764
210,000	KBR, Inc.*
	4.750%, 09/30/28	199,985
	MPH Acquisition Holdings, LLC*~
210,000	5.750%, 11/01/28	125,723
95,000	5.500%, 09/01/28	74,350
93,000	NCL Corp., Ltd.*~
	8.125%, 01/15/29	98,946
96,000	NCR Voyix Corp.*~
	5.125%, 04/15/29	91,810
143,000	ON Semiconductor Corp.*~
	3.875%, 09/01/28	133,791
	Open Text Corp.*~
129,000	3.875%, 02/15/28	120,633
90,000	6.900%, 12/01/27	93,434
72,000	3.875%, 12/01/29	65,422
72,000	Open Text Holdings, Inc.*~
	4.125%, 12/01/31	64,225
161,000	Playtika Holding Corp.*~
	4.250%, 03/15/29	143,559
265,000	TTM Technologies, Inc.*~
	4.000%, 03/01/29	246,810
	Twilio, Inc.~
130,000	3.625%, 03/15/29	118,109
47,000	3.875%, 03/15/31	42,222
69,000	UKG, Inc.*~
	6.875%, 02/01/31	70,931
205,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	178,190
90,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	92,538
220,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*~
	3.875%, 02/01/29	201,153
		2,456,429
	Materials (0.6%)
150,000	ArcelorMittal, SA~
	7.000%, 10/15/39	165,553
90,000	ATI, Inc.
	5.875%, 12/01/27	89,461
46,000	Carpenter Technology Corp.
	7.625%, 03/15/30	48,035
190,000	Chemours Company*~
	4.625%, 11/15/29	166,609
300,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	283,869
139,000	Cleveland-Cliffs, Inc.*~
	6.750%, 04/15/30	140,286
	Commercial Metals Company
96,000	4.125%, 01/15/30	89,003
48,000	4.375%, 03/15/32	43,939
250,000	Constellium, SE*
	6.375%, 08/15/32	249,927
96,000	HB Fuller Company
	4.250%, 10/15/28	89,734
165,000	Kaiser Aluminum Corp.*~
	4.625%, 03/01/28	154,970
	Mercer International, Inc.
199,000	5.125%, 02/01/29~	168,828
90,000	12.875%, 10/01/28*	96,570
200,000	OCI, NV*~µ
	6.700%, 03/16/33	199,762
135,000	Owens-Brockway Glass Container, Inc.*
	7.250%, 05/15/31	133,695
80,000	Silgan Holdings, Inc.~
	4.125%, 02/01/28	76,381
96,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	37,256
		2,233,878
	Other (0.0%)
	Gen Digital, Inc.*
90,000	6.750%, 09/30/27	91,604
45,000	7.125%, 09/30/30	46,569
		138,173
	Real Estate (0.2%)
152,000	EPR Properties~
	3.750%, 08/15/29	139,135
	Forestar Group, Inc.*
139,000	5.000%, 03/01/28	134,318
97,000	3.850%, 05/15/26	93,827
211,000	MIWD Holdco II, LLC / MIWD Finance Corp.*~
	5.500%, 02/01/30	197,532
		564,812
	Special Purpose Acquisition Companies (0.1%)
50,000	Clydesdale Acquisition Holdings, Inc.*
	6.875%, 01/15/30	49,905
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*~
185,000	6.750%, 01/15/30	164,165
96,000	4.625%, 01/15/29	89,805
		303,875
	Utilities (3.0%)
412,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	418,625
785,000	Algonquin Power & Utilities Corp.~‡
	4.750%, 01/18/82
	5 year CMT + 3.25%	719,350

See accompanying Notes to Schedule of Investments

8

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	American Electric Power Company, Inc.‡
200,000	3.875%, 02/15/62
	5 year CMT + 2.68%	$186,848
170,000	7.050%, 12/15/54
	5 year CMT + 2.75%	172,336
170,000	6.950%, 12/15/54
	5 year CMT + 2.68%	172,703
515,000	CMS Energy Corp.‡
	4.750%, 06/01/50
	5 year CMT + 4.12%	476,092
	Dominion Energy, Inc.‡
338,000	6.875%, 02/01/55µ
	5 year CMT + 2.39%	350,503
287,000	4.350%, 01/15/27~
	5 year CMT + 3.20%	274,536
	Duke Energy Corp.~‡
800,000	4.875%, 09/16/24
	5 year CMT + 3.39%	797,224
273,000	3.250%, 01/15/82
	5 year CMT + 2.32%	247,406
655,000	Emera, Inc.~‡
	6.750%, 06/15/76
	3 mo. USD LIBOR + 5.44%	653,186
220,000	Entergy Corp.µ‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	220,484
	National Rural Utilities Cooperative Finance Corp.µ‡
632,000	7.125%, 09/15/53
	5 year CMT + 3.53%	658,474
385,000	5.250%, 04/20/46
	3 mo. USD LIBOR + 3.63%	379,760
	NextEra Energy Capital Holdings, Inc.‡
770,000	3.800%, 03/15/82~µ
	5 year CMT + 2.55%	721,467
345,000	6.700%, 09/01/54µ
	5 year CMT + 2.36%	351,389
340,000	6.750%, 06/15/54
	5 year CMT + 2.46%	354,362
412,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	417,344
434,000	PPL Capital Funding, Inc.µ‡
	8.261%, 03/30/67
	3 mo. SOFR + 2.93%	432,602
	Sempra‡
490,000	4.875%, 10/15/25
	5 year CMT + 4.55%	481,116
240,000	4.125%, 04/01/52~
	5 year CMT + 2.87%	222,528
	Southern Company~‡
928,000	4.000%, 01/15/51
	5 year CMT + 3.73%	903,315
220,000	3.750%, 09/15/51
	5 year CMT + 2.92%	208,624
	Vistra Corp.*‡
225,000	7.000%, 12/15/26
	5 year CMT + 5.74%	226,363
185,000	8.000%, 10/15/26
	5 year CMT + 6.93%	189,294
205,000	WEC Energy Group, Inc.µ‡
	7.697%, 05/15/67
	3 mo. SOFR + 2.37%	203,098
		10,439,029
	Total Corporate Bonds
	(Cost $115,847,850)	112,225,504

Convertible Bonds (0.1%)
	Communication Services (0.0%)
183,000	Cable One, Inc.µ
	0.000%, 03/15/26	163,818

	Consumer Discretionary (0.1%)
272,000	DISH Network Corp.
	0.000%, 12/15/25	199,814

	Other (0.0%)
95,000	Multiplan Corp.*µ
	6.000%, 10/15/27	67,191
	Total Convertible Bonds
	(Cost $457,455)	430,823

Bank Loans (4.2%) ¡
	Airlines (0.1%)
124,688	Air Canada‡
	7.847%, 03/21/31
	3 mo. SOFR + 2.50%	125,253
123,750	American Airlines, Inc.‡
	10.294%, 04/20/28
	3 mo. SOFR + 4.75%	128,181
134,663	United Airlines, Inc.‡
	8.033%, 02/22/31
	3 mo. SOFR + 2.75%	135,360
		388,794
	Communication Services (0.6%)
300,000	APi Group DE, Inc.‡
	7.347%, 01/03/29
	1 mo. SOFR + 2.00%	301,204
10,660	Audacy Capital Corp.‡
	11.458%, 08/19/24
	1 mo. SOFR + 6.00%	10,673
89,770	Cincinnati Bell, Inc.‡
	8.694%, 11/22/28
	1 mo. SOFR + 3.25%	89,714
110,330	Clear Channel Outdoor Holdings, Inc.‡
	9.458%, 08/23/28
	1 mo. SOFR + 4.00%	110,882
359,060	CSC Holdings, LLC‡
	7.943%, 04/15/27
	1 mo. LIBOR + 2.50%	307,332
139,060	Directv Financing, LLC‡
	10.458%, 08/02/27
	1 mo. SOFR + 5.00%	139,971
284,000	Entercom Media Corp.‡
	8.145%, 11/18/24
	3 mo. SOFR + 0.00%	134,545
251,635	Go Daddy Operating Company, LLC‡
	7.344%, 11/09/29
	1 mo. SOFR + 2.00%	252,468

See accompanying Notes to Schedule of Investments

9

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
135,000	Gray Television, Inc.‡
	10.593%, 06/04/29
	1 mo. SOFR + 5.25%	$131,419
144,631	Sinclair Television Group, Inc.‡
	9.194%, 04/21/29
	1 mo. SOFR + 3.75%	103,020
180,000	Telesat Canada‡
	8.359%, 12/07/26
	3 mo. SOFR + 2.75%	87,132
185,000	TripAdvisor, Inc.‡
	8.094%, 07/08/31
	1 mo. SOFR + 2.75%	185,154
200,000	Virgin Media Bristol, LLC!
	0.000%, 01/31/28	193,098
89,762	Windstream Services, LLC‡
	11.694%, 09/21/27
	1 mo. SOFR + 6.25%	90,435
		2,137,047
	Consumer Discretionary (0.9%)
89,775	Adient U.S., LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	90,361
144,000	American Axle & Manufacturing, Inc.‡
	8.326%, 12/12/29
	1 mo. SOFR + 3.00%	144,945
261,472	Caesars Entertainment, Inc.‡
	8.097%, 02/06/30
	3 mo. SOFR + 2.75%	262,779
162,466	Carnival Corp.‡
	8.094%, 10/18/28
	1 mo. SOFR + 2.75%	163,685
141,163	Carnival Corp.‡
	8.094%, 08/08/27
	1 mo. SOFR + 2.75%	142,332
199,499	Flutter Financing, BV‡
	7.585%, 11/29/30
	3 mo. SOFR + 2.25%	200,039
232,398	Hanesbrands, Inc.‡
	9.094%, 03/08/30
	1 mo. SOFR + 3.75%	233,488
299,250	Installed Building Products, Inc.‡
	7.344%, 03/28/31	301,542
147,382	Life Time Fitness, Inc.‡
	9.591%, 01/15/26
	3 mo. SOFR + 4.00%	148,304
196,508	Light & Wonder International, Inc.‡
	7.585%, 04/14/29
	3 mo. SOFR + 2.25%	198,104
80,000	Peloton Interactive, Inc.‡
	11.346%, 05/23/29
	3 mo. SOFR + 6.00%	80,200
310,242	PetSmart, Inc.‡
	9.194%, 02/11/28
	1 mo. SOFR + 3.75%	308,432
300,000	Six Flags Entertainment Corp.‡
	7.343%, 05/01/31
	1 mo. SOFR + 2.00%	301,125
142,500	Staples, Inc.‡
	11.084%, 09/04/29
	3 mo. SOFR + 5.75%	132,846
179,550	Station Casinos, LLC‡
	7.594%, 03/14/31
	1 mo. SOFR + 2.25%	180,055
122,914	TKC Holdings, Inc.‡
	11.109%, 05/15/28
	3 mo. SOFR + 5.50%	123,048
183,963	Windsor Holdings III, LLC‡
	9.345%, 08/01/30
	1 mo. SOFR + 4.00%	185,653
		3,196,938
	Consumer Staples (0.4%)
417,538	Amneal Pharmaceuticals, LLC‡
	10.844%, 05/04/28
	1 mo. SOFR + 5.50%	422,060
140,000	B&G Foods, Inc.!
	0.000%, 10/10/29	138,885
180,000	Fiesta Purchaser, Inc.‡
	9.344%, 02/12/31
	1 mo. SOFR + 4.00%	181,340
298,548	Organon & Company‡
	7.835%, 05/19/31
	1 mo. SOFR + 2.50%	300,228
184,538	Star Parent, Inc.‡
	9.085%, 09/27/30
	3 mo. SOFR + 3.75%	185,061
114,713	United Natural Foods, Inc.‡
	10.099%, 05/01/31
	1 mo. SOFR + 4.75%	115,717
		1,343,291
	Energy (0.2%)
139,650	Buckeye Partners, LP‡
	7.344%, 11/22/30
	1 mo. SOFR + 2.00%	139,928
99,500	New Fortress Energy, Inc.‡
	10.252%, 10/27/28
	3 mo. SOFR + 5.00%	98,288
282,110	Par Petroleum, LLC‡
	9.064%, 02/28/30
	3 mo. SOFR + 3.75%	284,225
		522,441
	Financials (0.5%)
244,575	Advisor Group, Inc.‡
	9.344%, 08/17/28
	1 mo. SOFR + 4.00%	241,288
150,079	Alliant Holdings Intermediate, LLC‡
	8.845%, 11/06/30
	1 mo. SOFR + 3.50%	150,886
133,989	Amynta Agency Borrower, Inc.‡
	9.099%, 02/28/28
	1 mo. SOFR + 3.75%	134,444
224,438	AssuredPartners, Inc.‡
	8.844%, 02/14/31
	1 mo. SOFR + 3.50%	225,449
138,952	Avolon TLB Borrower 1 (US), LLC‡
	7.345%, 06/22/28
	1 mo. SOFR + 2.00%	139,563
99,750	Broadstreet Partners, Inc.‡
	8.594%, 06/14/31
	1 mo. SOFR + 3.25%	100,050
179,550	HUB International, Ltd.‡
	8.532%, 06/20/30
	3 mo. SOFR + 3.25%	179,976

See accompanying Notes to Schedule of Investments

10

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
139,300	Iron Mountain, Inc.‡
	7.344%, 01/31/31
	1 mo. SOFR + 2.00%	$139,083
196,476	Jazz Financing Lux Sarl‡
	7.594%, 05/05/28
	1 mo. SOFR + 2.25%	197,037
150,000	Level 3 Financing, Inc.‡
	11.910%, 04/15/29
	1 mo. SOFR + 6.56%	149,035
185,000	VFH Parent, LLC‡
	8.094%, 06/21/31
	1 mo. SOFR + 2.75%	185,404
		1,842,215
	Health Care (0.4%)
300,000	DaVita, Inc.‡
	7.344%, 05/09/31
	1 mo. SOFR + 2.00%	300,035
28,607	Icon Luxembourg Sarl‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	28,818
207,059	Padagis, LLC‡
	10.326%, 07/06/28
	3 mo. SOFR + 4.75%	200,329
7,127	PRA Health Sciences, Inc.‡
	7.335%, 07/03/28
	3 mo. SOFR + 2.00%	7,180
804,379	Team Health Holdings, Inc.‡
	10.502%, 03/02/27
	3 mo. SOFR + 5.25%	757,121
2,313	Team Health Holdings, Inc.‡
	10.594%, 03/02/27
	1 mo. SOFR + 5.25%	2,178
		1,295,661
	Industrials (0.3%)
181,863	ACProducts, Inc.‡
	9.846%, 05/17/28
	3 mo. SOFR + 4.25%	145,605
171,938	ChampionX Corp.‡
	8.197%, 06/07/29
	1 mo. SOFR + 2.75%	172,905
185,000	MI Windows & Doors, LLC‡
	8.844%, 03/28/31
	1 mo. SOFR + 3.50%	185,826
50,000	Reynolds Group Holdings, Inc.!
	0.000%, 09/24/28	50,161
49,875	Reynolds Group Holdings, Inc.‡
	7.849%, 09/24/28
	1 mo. SOFR + 2.50%	50,036
179,550	TransDigm, Inc.‡
	7.846%, 02/28/31
	3 mo. SOFR + 2.50%	180,213
299,250	Vertiv Group Corp.‡
	7.337%, 03/02/27
	1 mo. SOFR + 2.00%	300,622
		1,085,368
	Information Technology (0.3%)
240,576	Banff Merger Sub, Inc.‡
	9.597%, 12/29/28
	1 mo. SOFR + 4.25%	239,836
195,878	Camelot US Acquisition, LLC‡
	8.094%, 01/31/31
	1 mo. SOFR + 2.75%	196,294
79,663	Central Parent, Inc.‡
	8.585%, 07/06/29
	3 mo. SOFR + 3.25%	78,984
172,849	Dun & Bradstreet Corp.‡
	8.097%, 01/18/29
	1 mo. SOFR + 2.75%	173,423
166,066	II-VI, Inc.‡
	7.844%, 07/02/29
	1 mo. SOFR + 2.50%	166,772
138,755	SS&C Technologies, Inc.‡
	7.344%, 05/09/31
	1 mo. SOFR + 2.00%	139,426
100,000	UKG, Inc.‡
	8.555%, 02/10/31
	3 mo. SOFR + 3.25%	100,415
		1,095,150
	Materials (0.4%)
299,239	Axalta Coating Systems U.S. Holdings, Inc.‡
	7.335%, 12/20/29
	3 mo. SOFR + 2.00%	300,735
133,988	Chemours Company‡
	8.844%, 08/18/28
	1 mo. SOFR + 3.50%	134,099
183,613	Ineos US Finance LLC‡
	8.594%, 02/18/30
	1 mo. SOFR + 3.25%	183,088
115,000	Ineos US Finance LLC!
	0.000%, 02/18/30	114,672
232,643	LSF11 A5 Holdco, LLC‡
	8.958%, 10/15/28
	1 mo. SOFR + 3.50%	233,370
110,012	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	3 mo. SOFR + 2.50%	86,132
23,498	Trinseo Materials Operating SCA‡
	8.109%, 05/03/28
	1 mo. SOFR + 2.50%	18,397
187,346	W.R. Grace & Co.-Conn.‡
	8.594%, 09/22/28
	1 mo. SOFR + 3.25%	188,587
		1,259,080
	Special Purpose Acquisition Companies (0.1%)
98,000	Clydesdale Acquisition Holdings, Inc.‡
	9.119%, 04/13/29
	1 mo. SOFR + 3.68%	98,200
43,988	Fertitta Entertainment, LLC‡
	9.079%, 01/27/29
	1 mo. SOFR + 3.75%	44,146
176,850	Patagonia Holdco, LLC‡
	11.073%, 08/01/29
	3 mo. SOFR + 5.75%	164,803
		307,149
	Total Bank Loans
	(Cost $14,649,705)	14,473,134

U.S. Government and Agency Securities (0.3%)
	Other (0.3%)
500,000	CoBank ACB‡
	7.250%, 07/01/29
	5 year CMT + 2.88%	510,350

See accompanying Notes to Schedule of Investments

11

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
500,000	Farm Credit Bank of Texas‡
	7.750%, 06/15/29
	5 year CMT + 3.29%	$507,350
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $1,000,937)	1,017,700

NUMBER OF
SHARES		VALUE

Preferred Stocks (2.3%)
	Communication Services (0.7%)
	AT&T, Inc.µ
18,155	4.750%, 02/18/25	361,103
9,450	5.350%, 11/01/66	213,664
36,510	Qwest Corp.µ
	6.500%, 09/01/56	391,387
22,306	Telephone & Data Systems, Inc.µ
	6.000%, 09/30/26	385,002
	United States Cellular Corp.µ
26,898	5.500%, 03/01/70	548,719
22,660	5.500%, 06/01/70	462,264
		2,362,139
	Consumer Discretionary (0.2%)
	Ford Motor Companyµ
7,236	6.500%, 08/15/62	177,499
5,800	6.200%, 06/01/59	137,170
3,615	Guitar Center, Inc.#	135,563
3,120	Qurate Retail, Inc.^
	8.000%, 03/15/31	115,471
9,600	QVC, Inc.
	6.250%, 11/26/68	110,976
		676,679
	Financials (0.8%)
9,800	Affiliated Managers Group, Inc.µ
	6.750%, 03/30/64	246,568
15,560	Annaly Capital Management, Inc.~‡
	10.586%, 08/30/24
	3 mo. USD LIBOR + 4.99%	398,492
3,675	Capital One Financial Corp.µ
	4.800%, 06/01/25	68,833
24,345	CNO Financial Group, Inc.µ
	5.125%, 11/25/60	482,518
4,608	Cullen/Frost Bankers, Inc.µ
	4.450%, 12/15/25	83,635
8,134	First Citizens BancShares, Inc.µ
	5.625%, 01/04/27	182,283
6,800	M&T Bank Corp. Series Jµ#
	7.500%, 06/15/29	178,908
13,600	Morgan Stanleyµ#
	6.625%, 10/15/29	351,696
23,595	Reinsurance Group of America, Inc.µ‡
	7.125%, 10/15/52
	5 year CMT + 3.46%	609,695
14,526	Selective Insurance Group, Inc.µ
	4.600%, 12/15/25	265,099
		2,867,727
	Industrials (0.1%)
12,312	WESCO International, Inc.µ‡
	10.625%, 06/22/25
	5 year CMT + 10.33%	321,343

	Real Estate (0.3%)
	Brookfield Property Partners, LPµ
23,352	5.750%, 03/31/25	294,002
12,800	6.375%, 09/30/24	174,144
	Global Net Lease, Inc.µ
7,766	7.500%, 08/30/24	170,231
6,245	6.875%, 11/26/24	127,648
8,025	Realty Income Corp.µ
	6.000%, 08/30/24	195,649
		961,674
	Utilities (0.2%)
14,975	Brookfield Renewable Partners, LP^
	5.250%, 03/31/25	283,926
13,450	DTE Energy Company~µ
	5.250%, 12/01/77	310,426
		594,352
	Total Preferred Stocks
	(Cost $8,936,118)	7,783,914

Common Stocks (79.7%)
	Communication Services (5.4%)
77,000	Alphabet, Inc. - Class Aµ	13,208,580
3,935	Altice USA, Inc. - Class A#	8,224
1,322	Cumulus Media, Inc. - Class Aµ#	2,644
168,500	Pinterest, Inc. - Class Aµ#	5,383,575
		18,603,023
	Consumer Discretionary (8.6%)
90,500	Amazon.com, Inc.~µ#	16,921,690
43,500	Hyatt Hotels Corp. - Class Aµ	6,408,855
27,500	Marriott International, Inc. - Class Aµ	6,250,750
		29,581,295
	Energy (2.8%)
266,000	BP, PLC (ADR)~	9,413,740
800	Cheniere Energy Partners, LP	42,128
12,950	Energy Transfer, LP~	210,697
3,970	Enterprise Products Partners, LP~	114,574
		9,781,139
	Financials (5.4%)
99,500	Morgan Stanleyµ	10,269,395
143,000	Wells Fargo & Company~µ	8,485,620
		18,755,015
	Health Care (14.9%)
30,800	ICON, PLCµ#	10,115,952
119,500	Medtronic, PLCµ	9,598,240
76,500	Merck & Company, Inc.µ	8,654,445
18,500	UnitedHealth Group, Inc.µ	10,658,960
113,000	Zimmer Biomet Holdings, Inc.~µ	12,582,550
		51,610,147

See accompanying Notes to Schedule of Investments

12

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
		Industrials (23.7%)
81,000		3M Companyµ	$10,331,550
52,500	EUR	Airbus, SEµ	7,944,646
65,000		Boeing Companyµ#	12,389,000
265,000		CSX Corp.~µ	9,301,500
29,500		Emerson Electric Companyµ	3,454,745
36,400		Honeywell International, Inc.~µ	7,452,900
53,500		L3Harris Technologies, Inc.µ	12,138,615
38,000		Union Pacific Corp.µ	9,375,740
207,000		United Airlines Holdings, Inc.µ#	9,401,940
			81,790,636
		Information Technology (17.8%)
45,500		Analog Devices, Inc.µ	10,527,790
36,500		Microsoft Corp.~µ	15,269,775
6,000		NXP Semiconductors, NVµ	1,578,960
92,000		Oracle Corp.µ	12,829,400
36,000	EUR	SAP, SEµ	7,611,128
82,000		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	13,595,600
			61,412,653
		Materials (1.1%)
10,400		Sherwin-Williams Companyµ	3,648,320
		Total Common Stocks (Cost $274,146,876)	275,182,228

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (1.1%) #
	Communication Services (0.2%)
1,250	Pinterest, Inc.
3,993,750	Put, 08/02/24, Strike $36.00	$506,250

	Consumer Discretionary (0.1%)
180	Home Depot, Inc.
6,626,880	Call, 08/09/24, Strike $370.00	95,400
275	Marriott International, Inc.
6,250,750	Put, 08/02/24, Strike $235.00	204,875
230	Tesla, Inc.
5,337,610	Call, 08/02/24, Strike $275.00	230
		300,505
	Health Care (0.3%)
400	BioMarin Pharmaceutical, Inc.
3,373,200	Put, 08/16/24, Strike $80.00	45,000
765	Merck & Company, Inc.
8,654,445	Put, 08/02/24, Strike $123.00	776,475
1,130	Zimmer Biomet Holdings, Inc.
12,582,550	Put, 08/16/24, Strike $105.00	183,625
		1,005,100
	Industrials (0.1%)
650	Boeing Company
12,389,000	Put, 08/02/24, Strike $180.00	9,750
1,500	Delta Air Lines, Inc.
6,453,000	Call, 09/06/24, Strike $45.00	141,000
		150,750
	Information Technology (0.2%)
250	Advanced Micro Devices, Inc.
3,612,000	Put, 08/02/24, Strike $130.00	2,750
2,110	Intel Corp.
6,486,140	Put, 08/02/24, Strike $29.00	114,995
85	Lam Research Corp.
7,830,540	Call, 08/02/24, Strike $920.00	237,150
365	Microsoft Corp.
15,269,775	Put, 08/02/24, Strike $400.00	14,418
600	NVIDIA Corp.
7,021,200	Call, 08/02/24, Strike $110.00	451,500
		820,813
	Other (0.2%)
2,630	Industrial Select Sector SPDR Fund
33,627,180	Put, 08/16/24, Strike $124.00	111,775
1,480	iShares Russell 2000 ETF
33,131,280	Call, 08/01/24, Strike $224.00	240,500
	SPDR S&P 500 ETF Trust
870
47,920,470	Put, 08/02/24, Strike $540.00	39,585
600
33,048,600	Call, 08/01/24, Strike $545.00	422,700
		814,560
	TOTAL PURCHASED OPTIONS
	(Cost $3,117,107)	3,597,978

TOTAL INVESTMENTS (120.2%)
(Cost $418,291,378)		414,847,524

LIABILITIES, LESS OTHER ASSETS (-20.2%)		(69,669,386)

NET ASSETS (100.0%)		$345,178,138

NUMBER OF SHARES		VALUE

Common Stocks Sold Short (-10.3%) #
	Consumer Staples (-0.9%)
(4,000)	Costco Wholesale Corp.	(3,288,000)

	Health Care (-0.5%)
(1,070)	Mettler-Toledo International, Inc.	(1,627,502)

	Industrials (-2.4%)
(5,000)	Eaton Corp., PLC	(1,523,950)
(30,000)	RTX Corp.	(3,524,700)
(120,000)	Southwest Airlines Company	(3,232,800)
		(8,281,450)
	Information Technology (-6.5%)
(11,500)	Arista Networks, Inc.	(3,985,325)
(2,900)	KLA Corp.	(2,386,903)
(8,500)	Lam Research Corp.	(7,830,540)
(10,000)	Palo Alto Networks, Inc.	(3,247,300)
(9,200)	QUALCOMM, Inc.	(1,664,740)

See accompanying Notes to Schedule of Investments

13

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
(16,000)	Texas Instruments, Inc.	$(3,260,960)
		(22,375,768)
	Total Common Stocks Sold Short (Proceeds $29,541,200)	(35,572,720)

Exchange-Traded Funds Sold Short (-55.4%) #
	Other (-55.4%)
(310,500)	SPDR S&P 500 ETF Trust	(171,026,505)
(82,000)	VanEck Semiconductor ETF	(20,253,180)
	Total Exchange-Traded Funds Sold Short (Proceeds $169,607,972)	(191,279,685)

TOTAL SECURITIES SOLD SHORT (Proceeds $199,149,172)		(226,852,405)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Written Options (-0.8%) #
	Consumer Discretionary (0.0%)
(550)	Marriott International, Inc.
(12,501,500)	Put, 08/16/24, Strike $220.00	(111,375)
(2,050)	Stellantis, NV
(3,421,450)	Put, 08/16/24, Strike $16.00	(25,625)
		(137,000)
	Financials (0.0%)
(170)	Visa, Inc.
(4,516,390)	Put, 09/20/24, Strike $240.00	(14,450)

	Health Care (-0.3%)
(765)	Merck & Company, Inc.
(8,654,445)	Put, 08/02/24, Strike $116.00	(229,500)
(250)	Unitedhealth Group, Inc.
(14,404,000)	Call, 08/16/24, Strike $560.00	(548,750)
	Zimmer Biomet Holdings, Inc.
(1,130)
(12,582,550)	Call, 09/20/24, Strike $125.00	(101,700)
(1,130)
(12,582,550)	Put, 09/20/24, Strike $95.00	(81,925)
		(961,875)
	Industrials (-0.1%)
	Boeing Company
(650)
(12,389,000)	Put, 08/02/24, Strike $170.00	(3,575)
(150)
(2,859,000)	Call, 09/20/24, Strike $220.00	(19,350)
(1,500)	Delta Air Lines, Inc.
(6,453,000)	Put, 08/02/24, Strike $44.00	(175,500)
(135)	Northrop Grumman Corp.
(6,538,320)	Put, 08/02/24, Strike $480.00	(24,300)
		(222,725)
	Information Technology (-0.1%)
(250)	Advanced Micro Devices, Inc.
(3,612,000)	Put, 08/30/24, Strike $110.00	(8,875)
	Lam Research Corp.
(85)
(7,830,540)	Call, 08/16/24, Strike $1,000.00	(91,163)
(85)
(7,830,540)	Put, 08/16/24, Strike $800.00	(48,237)
	Microsoft Corp.
(550)
(23,009,250)	Put, 09/20/24, Strike $360.00	(72,875)
(270)
(11,295,450)	Call, 09/20/24, Strike $460.00	(67,500)
		(288,650)
	Other (-0.3%)
	Industrial Select Sector SPDR Fund
(5,260)
(67,254,360)	Put, 09/20/24, Strike $110.00	(391,870)
(2,630)
(33,627,180)	Put, 08/16/24, Strike $120.00	(34,190)
(2,220)	iShares Russell 2000 ETF
(49,696,920)	Call, 08/16/24, Strike $235.00	(336,330)
	SPDR S&P 500 ETF Trust
(870)
(47,920,470)	Put, 08/30/24, Strike $520.00	(146,595)
(870)
(47,920,470)	Put, 08/30/24, Strike $510.00	(95,265)
		(1,004,250)
	Total Written Options
	(Premium $2,328,922)	(2,628,950)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $113,018,470.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $233,978,242.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2024.
^	Security, or portion of security, is on loan.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

14

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2024 (UNAUDITED)

ABBREVIATION
ADR	American Depositary Receipt

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$136,243	$—	$136,243
Corporate Bonds	—	112,225,504	—	112,225,504
Convertible Bonds	—	430,823	—	430,823
Bank Loans	—	14,473,134	—	14,473,134
U.S. Government and Agency Securities	—	1,017,700	—	1,017,700
Preferred Stocks	7,648,351	135,563	—	7,783,914
Common Stocks	259,626,454	15,555,774	—	275,182,228
Purchased Options	3,597,978	—	—	3,597,978
Total	$270,872,783	$143,974,741	$—	$414,847,524
Liabilities:
Common Stocks Sold Short	$35,572,720	$—	$—	$35,572,720
Exchange-traded Funds Sold Short	191,279,685	—	—	191,279,685
Written Options	2,628,950	—	—	2,628,950
Total	$229,481,355	$—	$—	$229,481,355

See accompanying Notes to Schedule of Investments

15

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (“CHI”), Calamos Convertible and High Income Fund (“CHY”), Calamos Strategic Total Return Fund (“CSQ”), Calamos Dynamic Convertible and Income Fund (“CCD”), Calamos Global Dynamic Income Fund (“CHW”), Calamos Global Total Return Fund (“CGO”), and Calamos Long/Short Equity & Dynamic Income Trust (“CPZ”) (each a “Fund”, and collectively, the “Funds”) were each organized as Delaware statutory trusts and are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, closed-end management investment company.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. Each Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of each Fund, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Funds' investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted policies and procedures to guide the determination of the net asset value (“NAV”) on any day on which each Fund's NAV is determined. The valuation of each Fund's investments is in accordance with these procedures.

Funds' securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time each Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund's NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Funds also may use fair value pricing, pursuant to policies and procedures adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before a Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by each Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of each Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including each Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund's investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.